Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NTRS
Entity Registrant Name	NORTHERN TRUST CORP
Entity Central Index Key	0000073124
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		241,114,976
Entity Public Float			$ 10,768,957,505

CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Due from Banks	$ 4,315.3	$ 2,818
Federal Funds Sold and Securities Purchased under Agreements to Resell	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities
Available for Sale	30,192.5	19,901.9
Held to Maturity (Fair value of $817.1 and $941.8)	799.2	922.2
Trading Account	8	6.8
Total Securities	30,999.7	20,830.9
Loans and Leases
Commercial	12,354.3	11,613.4
Personal	16,709.6	16,518.6
Total Loans and Leases	29,063.9	28,132
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)
Buildings and Equipment	494.5	504.5
Client Security Settlement Receivables	778.3	701.3
Goodwill	532	400.9
Other Assets	4,068.5	4,339.9
Total Assets	100,223.7	83,843.9
Deposits
Demand and Other Noninterest-Bearing	22,792	7,658.9
Savings and Money Market	17,470.8	14,208.7
Savings Certificates and Other Time	3,058.3	3,913
Non-U.S. Offices Noninterest-Bearing	3,488.4	2,942.7
Non-U.S. Offices Interest-Bearing	35,868	35,472.4
Total Deposits	82,677.5	64,195.7
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,126.7	1,896.1
Long-Term Debt	2,133.3	2,729.3
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	2,946.4	2,921.8
Total Liabilities	93,106.4	77,013.6
STOCKHOLDERS' EQUITY
Common Stock, $1.66 2/3 Par Value; Authorized 560,000,000 shares; Outstanding shares of 241,008,509 and 242,268,903	408.6	408.6
Additional Paid-in Capital	977.5	920
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock (4,163,015 and 2,902,621 shares, at cost)	(225.5)	(165.1)
Total Stockholders' Equity	7,117.3	6,830.3
Total Liabilities and Stockholders' Equity	$ 100,223.7	$ 83,843.9

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity, Fair value	$ 817.1	$ 941.8
Total Loans and Leases, unearned income	$ 374.1	$ 456.8
Common Stock, Par Value	$ 1.6667	$ 1.6667
Common Stock, Authorized	560,000,000	560,000,000
Common Stock, Outstanding	241,008,509	242,268,903
Treasury Stock, shares	4,163,015	2,902,621

CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Noninterest Income
Trust, Investment and Other Servicing Fees	$ 2,169.5		$ 2,081.9		$ 2,083.8
Foreign Exchange Trading Income	324.5		382.2		445.7
Treasury Management Fees	72.1		78.1		81.8
Security Commissions and Trading Income	60.5		60.9		62.4
Other Operating Income	158.1		146.3		136.8
Investment Security Gains (Losses), net	(23.9)	[1]	(20.4)	[1]	(23.4)	[1]
Total Noninterest Income	2,760.8		2,729		2,787.1
Net Interest Income
Interest Income	1,408.6		1,296.7		1,406
Interest Expense	399.5		378		406.2
Net Interest Income	1,009.1		918.7		999.8
Provision for Credit Losses	55		160		215
Net Interest Income after Provision for Credit Losses	954.1		758.7		784.8
Noninterest Expense
Compensation	1,267.2		1,108		1,099.7
Employee Benefits	258.2		237.6		242.1
Outside Services	552.8		460.4		424.5
Equipment and Software	328.1		287.1		261.1
Occupancy	180.9		167.8		170.8
Visa Indemnification Benefits	(23.1)		(33)		(17.8)
Other Operating Expense	267.1		270		136.3
Total Noninterest Expense	2,831.2		2,497.9		2,316.7
Income before Income Taxes	883.7		989.8		1,255.2
Provision for Income Taxes	280.1		320.3		391
Net Income	603.6		669.5		864.2
Net Income Applicable to Common Stock	$ 603.6		$ 669.5		$ 753.1
PER COMMON SHARE
Net Income - Basic	$ 2.47		$ 2.74		$ 3.18
Net Income - Diluted	$ 2.47		$ 2.74		$ 3.16
Average Number of Common Shares Outstanding - Basic	241,401,310		242,028,776		235,511,879
Average Number of Common Shares Outstanding - Diluted	241,811,384		242,502,531		236,416,029

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses (1.1) $ (.8 ) $ (93.4) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (22.2) (20.4) 66.7 Other Security Gains (Losses), net (.6 ) .8 3.3 Investment Security Gains (Losses), net (23.9) $ (20.4) $ (23.4)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 603.6	$ 669.5	$ 864.2
Cumulative Effect Adjustment from New Accounting Standard			(9.5)
Other Comprehensive Income (Loss) (Net of Tax and Reclassifications)
Net Unrealized Gains on Securities Available for Sale	53.3	28.2	180.7
Net Unrealized Gains (Losses) on Cash Flow Hedges	(18.4)	37.6	(5.5)
Foreign Currency Translation Adjustments	(2.5)	(18.3)	(1.5)
Pension and Other Postretirement Benefit Adjustments	(72.7)	8.8	(30.9)
Other Comprehensive Income (Loss)	(40.3)	56.3	133.3
Comprehensive Income	$ 563.3	$ 725.8	$ 997.5

CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Changes in Other-Than-Temporary-Impairment (OTTI) Losses	$ (1.1)		$ (0.8)		$ (93.4)
Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI	(22.2)	[1]	(20.4)	[1]	66.7	[1]
Other Security Gains (Losses), net	(0.6)		0.8		3.3
Investment Security Gains (Losses), net	$ (23.9)	[2]	$ (20.4)	[2]	$ (23.4)	[2]

[1]	For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.
[2]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses (1.1) $ (.8 ) $ (93.4) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (22.2) (20.4) 66.7 Other Security Gains (Losses), net (.6 ) .8 3.3 Investment Security Gains (Losses), net (23.9) $ (20.4) $ (23.4)

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	Total	PREFERRED STOCK	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE LOSS	TREASURY STOCK
Beginning Balance at Dec. 31, 2008		$ 1,501.3	$ 379.8	$ 178.5	$ 5,091.2	$ (494.9)	$ (266.5)
April 1 Cumulative Effect of Applying ASC 320-10 (Formerly, FSP FAS 115-2)					9.5	(9.5)
Common Stock Issuance			28.8	805.3
Redemption of Preferred Stock, Series B		(1,576)
Beginning balance, as Adjusted					5,100.7
Net Unrealized Gains on Securities Available for Sale	180.7					171.1
Repurchase of Warrant to Purchase Common Stock				(87)
Net Income	864.2				864.2
Net Unrealized Gains (Lossses) on Cash Flow Hedges	(5.5)					(5.5)
Stock Options and Awards				(39.1)			81.1
Dividends Declared - Common Stock					(267.6)
Foreign Currency Translation Adjustments	(1.5)					8.1
Stock Options and Awards - Amortization				26.4
Stock Purchased							(13.8)
Dividends Declared - Preferred Stock	(111.1)				(46.6)
Pension and Other Postretirement Benefit Adjustments	(30.9)					(30.9)
Stock Options and Awards - Tax Benefits	4.2			4.2
Discount Accretion - Preferred Stock		74.7			(74.7)
Ending Balance at Dec. 31, 2009	6,312.1		408.6	888.3	5,576	(361.6)	(199.2)
Beginning balance, as Adjusted					5,576
Net Unrealized Gains on Securities Available for Sale	28.2					28.2
Net Income	669.5				669.5
Net Unrealized Gains (Lossses) on Cash Flow Hedges	37.6					37.5
Stock Options and Awards				(23.1)			41
Dividends Declared - Common Stock					(273.4)
Foreign Currency Translation Adjustments	(18.3)					(15)
Stock Options and Awards - Amortization				53.6
Stock Purchased							(6.9)
Pension and Other Postretirement Benefit Adjustments	8.8					5.6
Stock Options and Awards - Tax Benefits	1.2			1.2
Ending Balance at Dec. 31, 2010	6,830.3		408.6	920	5,972.1	(305.3)	(165.1)
Beginning balance, as Adjusted					5,972.1
Net Unrealized Gains on Securities Available for Sale	53.3					53.3
Net Income	603.6				603.6
Net Unrealized Gains (Lossses) on Cash Flow Hedges	(18.4)					(18.4)
Stock Options and Awards				(13.2)			19
Dividends Declared - Common Stock					(273.4)
Foreign Currency Translation Adjustments	(2.5)					(2.5)
Stock Options and Awards - Amortization				71.3
Stock Purchased							(79.4)
Pension and Other Postretirement Benefit Adjustments	(72.7)					(72.7)
Stock Options and Awards - Tax Benefits	(0.6)			(0.6)
Ending Balance at Dec. 31, 2011	$ 7,117.3		$ 408.6	$ 977.5	$ 6,302.3	$ (345.6)	$ (225.5)

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 603.6	$ 669.5	$ 864.2
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Investment Security (Gains) Losses, net	23.9	20.4	23.4
Amortization and Accretion of Securities and Unearned Income	(34.2)	(55.5)	(50.4)
Provision for Credit Losses	55	160	215
Depreciation on Buildings and Equipment	89.2	93.5	95.7
Amortization of Computer Software	158.4	141.6	131.8
Amortization of Intangibles	17.5	14.4	16.2
Client Support Related Charges (Benefit)			(109.3)
Capital Support Agreement Payments			(204.8)
Increase (Decrease) in Accrued Income Taxes	(115.5)	153.5	61.4
Qualified Pension Plan Contributions	(100)	(68)	(175)
Visa Indemnification Benefits	(23.1)	(33)	(17.8)
Deferred Income Tax Provision	97.2	12.1	183.8
(Increase) Decrease in Receivables	(179.7)	(90.6)	65.3
Increase (Decrease) in Interest Payable	5	7.7	(13.8)
Changes in Derivative Instrument (Gains) Losses, net	172.1	(377.8)	126.4
Other Operating Activities, net	484.9	142.4	(197.4)
Net Cash Provided by Operating Activities	1,254.3	790.2	1,014.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Net (Increase) Decrease in Federal Funds Sold and Securities Purchased under Agreements to Resell	38.8	89.9	(81)
Net (Increase) Decrease in Interest-Bearing Deposits with Banks	(1,345.1)	(2,446.1)	3,815.8
Net (Increase) Decrease in Federal Reserve Deposits and Other Interest-Bearing Assets	(2,512.4)	4,048.4	(5,569.2)
Purchases of Securities - Held to Maturity	(147.6)	(448.6)	(220.9)
Proceeds from Maturity and Redemption of Securities - Held to Maturity	272.9	429.1	219.2
Purchases of Securities - Available for Sale	(33,302.1)	(14,697)	(14,053)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	23,082.9	11,432.5	11,925.9
Net Increase (Decrease) in Loans and Leases	(1,017.9)	(479.8)	2,832.7
Purchases of Buildings and Equipment, net	(96.9)	(90.5)	(132.6)
Purchases and Development of Computer Software	(274.2)	(220.6)	(181.6)
Net (Increase) Decrease in Client Security Settlement Receivables	(77)	93.5	(85.5)
Decrease in Cash Due to Acquisitions, net of Cash Acquired	(172.6)
Other Investing Activities, net	162.8	521.2	(148.4)
Net Cash Provided by (Used in) Investing Activities	(15,388.4)	(1,768)	(1,678.6)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Increase (Decrease) in Deposits	18,481.8	5,914.4	(4,125.1)
Net Increase (Decrease) in Federal Funds Purchased	(2,876.3)	(2,958.1)	4,866.3
Net Increase (Decrease) in Securities Sold under Agreements to Repurchase	244.4	(83.1)	(491.6)
Net Increase (Decrease) in Short-Term Other Borrowings	630.5	(573.3)	626.3
Proceeds from Term Federal Funds Purchased	7,962.3	19,045.6	17,933.4
Repayments of Term Federal Funds Purchased	(7,981.3)	(20,217.5)	(17,217.4)
Proceeds from Senior Notes and Long-Term Debt	500	1,142.7	500
Repayments of Senior Notes and Long-Term Debt	(880.7)	(918.3)	(422.4)
Treasury Stock Purchased	(79)	(5.9)	(10.7)
Net Proceeds from Stock Options	75.6	70.6	38.9
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Proceeds from Common Stock Issuance			834.1
Cash Dividends Paid on Preferred Stock			(46.6)
Redemption of Preferred Stock - Series B			(1,576)
Repurchase of Warrant to Purchase Common Stock			(87)
Other Financing Activities, net		1.2	(140.7)
Net Cash Provided by (Used in) Financing Activities	15,803.6	1,145.1	421.2
Effect of Foreign Currency Exchange Rates on Cash	(172.2)	158.9	86.3
Increase (Decrease) in Cash and Due from Banks	1,497.3	326.2	(156.4)
Cash and Due from Banks at Beginning of Year	2,818	2,491.8	2,648.2
Cash and Due from Banks at End of Year	4,315.3	2,818	2,491.8
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	394.5	370.3	420
Income Taxes Paid	153.3	173.1	409.6
Transfers from Loans to OREO	$ 68.8	$ 52.1	$ 26.2

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) and reporting practices prescribed for the banking industry. A description of the more significant accounting policies follows.

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and various other wholly-owned subsidiaries of the Corporation and Bank. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of their acquisition. Certain prior year balances have been reclassified consistent with the current year’s presentation.

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenues from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, asset management, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; wealth management and family office services; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately held businesses in its target markets. PFS services are delivered through a network of offices in 18 U.S. states as well as offices in London and Guernsey.

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Foreign Currency Remeasurement and Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for buildings and equipment which are remeasured at exchange rates in effect at the date of acquisition. Results from remeasurement of asset and liability accounts are reported in other operating income as currency translation gains (losses), net. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

E. Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Nonmarketable Securities primarily consist of Federal Reserve and Federal Home Loan Bank stock and affordable housing investments which are recorded in other assets on the consolidated balance sheet. Federal Reserve and Federal Home Loan Bank stock are reported at cost, which represents redemption value. Affordable housing investments, which are discussed in further detail in Note 28, are reported at cost using the effective yield method and amortized over the lives of the related tax credits.

Other-Than-Temporary Impairment (OTTI). A security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If an OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

F. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

G. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within Changes in Derivative Instrument Gains/Losses, net.

Changes in the fair value of client-related and trading derivative instruments, which are not designated hedges under GAAP, are recognized currently in either foreign exchange trading income or security commissions and trading income. Changes in the fair value of derivative instruments entered into for risk management purposes but not designated as hedges are recognized currently in other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of fair value hedges are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of a cash flow hedge is recognized in AOCI. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness.

Fair value, cash flow, and net investment hedge derivatives are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, as well as a description of the method for assessing hedge effectiveness at inception and on an ongoing basis. For hedges that do not qualify for the “shortcut” method of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, is terminated or sold, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading income or security commissions and trading income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

H. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Loans and leases are disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined as the level at which management develops and documents a systematic methodology to determine the allowance for credit losses. Northern Trust has defined its segments as commercial and personal. A class of loans and leases is a subset of a segment, the components of which have similar risk characteristics, measurement attributes, or risk monitoring method. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loan Classification. Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized as other income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded commitments relating to loans that are not held for sale are recorded in other liabilities and are carried at the amount of unamortized fees with an allowance for credit loss liability recognized for any estimated probable losses.

Interest Income. Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Past due status is based on how long after the contractual due date a principal or interest payment is received. For disclosure purposes, loans that are 29 days past due or less are shown as current. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income of the current period and the loan is classified as nonperforming. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt. Management’s assessment of indicators of loan and lease collectability, and its policies relative to the recognition of interest income, including the suspension and subsequent resumption of income recognition, do not meaningfully vary between loan and lease classes. Nonperforming loans are returned to performing status when factors indicating doubtful collectability no longer exist. Factors considered in returning a loan to performing status are consistent across all classes of loans and leases and, in accordance with regulatory guidance, relate primarily to expected payment performance. Loans are eligible to be returned to performing status when: (i) no principal or interest that is due is unpaid and repayment of the remaining contractual principal and interest is expected or (ii) the loan has otherwise become well-secured (possessing realizable value sufficient to discharge the debt, including accrued interest, in full) and is in the process of collection (through action reasonably expected to result in debt repayment or restoration to a current status in the near future). A loan that has not been brought fully current may be restored to performing status provided there has been a sustained period of repayment performance (generally a minimum of six months) by the borrower in accordance with the contractual terms, and Northern Trust is reasonably assured of repayment within a reasonable period of time. Additionally, a loan that has been formally restructured so as to be reasonably assured of repayment and performance according to its modified terms may be returned to accrual status, provided there was a well-documented credit evaluation of the borrower’s financial condition and prospects of repayment under the revised terms and there has been a sustained period of repayment performance (generally a minimum of six months) under the revised terms.

Impaired Loans. A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are identified through ongoing credit management and risk rating processes, including the formal review of past due and watch list credits. Payment performance and delinquency status are critical factors in identifying impairment for all loans and leases, particularly those within the residential real estate, private client and personal-other classes. Other key factors considered in identifying impairment of loans and leases within the commercial and institutional, non-U.S., lease financing, and commercial-other classes relate to the borrower’s ability to perform under the terms of the obligation as measured through the assessment of future cash flows, including consideration of collateral value, market value, and other factors. A loan is also considered to be impaired if its terms have been modified as a concession resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring (TDR). All troubled debt restructurings are considered impaired loans in the calendar year of their restructuring. In subsequent years, a troubled debt restructuring may cease being classified as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain classified as impaired. Impairment is measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific allowance is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures in accordance with applicable accounting standards. Northern Trust’s accounting policies for impaired loans are consistent across all classes of loans and leases.

Premiums and Discounts. Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted, deferred and amortized over the life of the related loan as an adjustment to the loan’s yield.

Direct Financing and Leverage Leases. Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income.

I. Allowance for Credit Losses. The allowance for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the allowance for credit losses. In determining the level of the allowance, Northern Trust evaluates the allowance necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is an allowance with the following components:

Specific Allowance. The amount of specific allowance is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific allowance, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are generally obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Allowance. The amount of inherent loss allowance is based primarily on factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Allowance Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Northern Trust’s policies relative to the charging-off of uncollectible loans and leases are consistent across both loan and lease segments. Determinations as to whether an uncollectible loan is charged-off or a specific reserve is established are based on management’s assessment as to the level of certainty regarding the amount of loss. The provision for credit losses, which is charged to income, is the amount necessary to adjust the allowance for credit losses to the level determined to be appropriate through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the allowance for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the estimated amount that will be funded. Factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the allowance assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the allowance assigned to unfunded loan commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

J. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income on the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

K. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed on the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

L. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is typically based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified at the time of acquisition of such properties are charged against the allowance for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expenses.

M. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

N. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

O. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. As of September 30, 2010, securities in the mark-to-market fund had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenues.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

P. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

Q. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

R. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.

S. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension benefits are reported in other assets and unfunded pension and postretirement benefit liabilities are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

T. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity-based compensation granted to employees within the consolidated income statement using a fair-value-based method. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the expected volatility of Northern Trust’s stock price over a period equal to the expected term of the options, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation as historical forfeitures have not been significant. Share-based compensation is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units on a current basis prior to vesting and distribution. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

U. Net Income Per Common Share. Basic net income per common share is computed by dividing net income/loss applicable to common stock by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income applicable to common stock and potential common shares by the aggregate of the weighted average number of common shares outstanding during the period and common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In a period of a net loss, diluted net income per common share is calculated in the same manner as basic net income per common share.

Northern Trust has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, Northern Trust calculates net income applicable to common stock using the two-class method, whereby net income is allocated between common stock and participating securities.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements

Note 2 – Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. The ASU requires disclosure of information about offsetting and related arrangements to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The provisions of the ASU are effective for annual reporting periods beginning on or after January 1, 2013. The adoption of this ASU by Northern Trust, effective January 1, 2013, will result in additional disclosures, but is not expected to have an impact on its consolidated financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The ASU indefinitely defers the provisions of ASU No. 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05) which require reclassification adjustments out of accumulated other comprehensive income to be presented in the consolidated statement of income. The provisions of the ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, concurrently with the provisions of ASU 201.51-05. Since this ASU addresses financial statement presentation only, its adoption will not impact Northern Trust’s consolidated financial position or results of operations.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

Note 3 – Fair Value Measurements

Fair value under GAAP is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Fair Value Hierarchy. The following describes the hierarchy of valuation inputs (Levels 1, 2, and 3) used to measure fair value and the primary valuation methodologies used by Northern Trust for financial instruments measured at fair value on a recurring basis. Observable inputs reflect market data obtained from sources independent of the reporting entity; unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. GAAP requires an entity measuring fair value to maximize the use of observable inputs and minimize the use of unobservable inputs and establishes a fair value hierarchy of inputs. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation.

Level 1 – Quoted, active market prices for identical assets or liabilities. Northern Trust’s Level 1 assets and liabilities include available for sale investments in U.S. treasury securities and U.S. treasury securities held to fund employee benefit and deferred compensation obligations.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. Northern Trust’s Level 2 assets include available for sale and trading account securities. Their fair values are determined by external pricing vendors.

Level 2 assets and liabilities also include derivative contracts which are valued using widely accepted income-based models that incorporate inputs readily observable in actively quoted markets and reflect the contractual terms of the contracts. Observable inputs include foreign exchange rates and interest rates for foreign exchange contracts; credit spreads, default probabilities, and recovery rates for credit default swap contracts; interest rates for interest rate swap contracts and forward contracts; and interest rates and volatility inputs for interest rate option contracts. Northern Trust evaluates the impact of counterparty credit risk and its own credit risk on the valuation of its derivative instruments. Factors considered include the likelihood of default by Northern Trust and its counterparties, the remaining maturities of the instruments, net exposures after giving effect to master netting agreements, available collateral, and other credit enhancements in determining the appropriate fair value of derivative instruments. The resulting valuation adjustments have not been considered material. Level 2 other assets represent investments in mutual and collective trust funds held to fund employee benefit and deferred compensation obligations. These investments are valued at the funds’ net asset values based on a market approach.

Level 3 – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. Northern Trust’s Level 3 assets consist of auction rate securities. To estimate their fair value, Northern Trust developed an internal income-based model. The lack of activity in the auction rate security market has resulted in a lack of observable market inputs to incorporate within the model. Therefore, significant inputs to the model include Northern Trust’s own assumptions about future cash flows and appropriate discount rates, both adjusted for credit and liquidity factors. In developing these assumptions, Northern Trust incorporated the contractual terms of the securities, the types of collateral, any credit enhancements available, and relevant market data, where available. Level 3 liabilities include acquisition related contingent purchase considerations and indemnification obligations related to litigation involving Visa Inc. (Visa), discussed in further detail in Note 25 – Contingent Liabilities, and standby letters of credit, discussed in Note 27 – Off-Balance Sheet Financial Instruments. The fair value of contingent purchase consideration liabilities is determined using an income-based (discounted cash flow) model that incorporates Northern Trust’s own assumptions about future cash flows and appropriate discount rates. The fair value of the net estimated liability for Visa related indemnifications is based on a market approach, but requires management to exercise significant judgment given the limited number of market transactions involving identical or comparable liabilities. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

Northern Trust believes its valuation methods for its assets and liabilities carried at fair value are appropriate; however, the use of different methodologies or assumptions, particularly as applied to Level 3 assets and liabilities, could have a material effect on the computation of their estimated fair values.

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by fair value hierarchy level.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Non-U.S. Government	–	173.7	–	–	173.7
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	2,160.5	–	–	2,160.5

Total	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	.7	–	–	.7

Total	–	3,426.3	–	(2,243.7)	1,182.6

All Other	71.4	35.1	–	–	106.5

Total	71.4	3,461.4	–	(2,243.7)	1,289.1

Total Assets at Fair Value	4,100.8	29,454.2	178.3	(2,243.7)	31,489.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	.1	–	–	.1

Total	–	3,223.6	–	(2,281.0)	942.6

All Other	–	–	100.6	–	100.6

Total Liabilities at Fair Value	$–	$3,223.6	$100.6	$(2,281.0)	$1,043.2

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$658.4	$–	$–	$–	$658.4
Obligations of States and Political Subdivisions	–	36.3	–	–	36.3
Government Sponsored Agency	–	11,970.7	–	–	11,970.7
Corporate Debt	–	2,554.0	–	–	2,554.0
Non-U.S. Government	–	440.6	–	–	440.6
Residential Mortgage-Backed	–	254.6	–	–	254.6
Other Asset-Backed	–	1,605.7	–	–	1,605.7
Certificates of Deposit	–	1,402.5	–	–	1,402.5
Auction Rate	–	–	367.8	–	367.8
Other	–	611.3	–	–	611.3

Total	658.4	18,875.7	367.8	–	19,901.9

Trading Account	–	6.8	–	–	6.8

Total	658.4	18,882.5	367.8	–	19,908.7

Other Assets
Derivatives
Foreign Exchange Contracts	–	5,792.8	–	–	5,792.8
Interest Rate Swaps	–	285.8	–	–	285.8
Interest Rate Options	–	.1	–	–	.1
Forward Contracts	–	.5	–	–	.5

Total	–	6,079.2	–	(4,770.9)	1,308.3

All Other	65.9	37.4	–	–	103.3

Total	65.9	6,116.6	–	(4,770.9)	1,411.6

Total Assets at Fair Value	724.3	24,999.1	367.8	(4,770.9)	21,320.3

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	5,781.3	–	–	5,781.3
Interest Rate Swaps	–	163.7	–	–	163.7
Interest Rate Options	–	.1	–	–	.1
Credit Default Swaps	–	2.8	–	–	2.8
Forward Contracts	–	.2	–	–	.2

Total	–	5,948.1	–	(4,106.4)	1,841.7

All Other	–	–	58.6	–	58.6

Total Liabilities at Fair Value	$–	$5,948.1	$58.6	$(4,106.4)	$1,900.3

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

The following presents the changes in Level 3 assets for the years ended December 31, 2011 and 2010.

	AUCTION RATE SECURITIES
(In Millions)	2011	2010
Fair Value at January 1	$367.8	$427.7
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(10.7)	(3.7)
Gains (Losses) Included in Other Comprehensive Income	(19.0)	(7.2)
Purchases, Issuances, Sales, and Settlements
Sales	(1.5)	(.3)
Settlements	(158.3)	(48.7)

Fair Value at December 31	$178.3	$367.8

As of December 31, 2011 and 2010, auction rate securities had a net unrealized loss of $8.2 million ($5.1 million net of tax) and a net unrealized gain of $10.8 million ($6.8 million net of tax), respectively. Realized gains of $10.7 million in 2011 include $10.6 million from redemptions by issuers and $.1 million from sales of securities. Realized gains of $3.7 million in 2010 include $3.4 million from redemptions by issuers and $.3 million from sales of securities. Gains on redemptions and sales are included in interest income and investment security gains (losses), net, respectively, within the consolidated statement of income.

The following presents the changes in Level 3 liabilities for the years ended December 31, 2011 and 2010.

	OTHER LIABILITIES
(In Millions)	2011	2010
Fair Value at January 1	$58.6	$94.4
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(.6)	(4.5)
Included in Other Comprehensive Income	–	–
Purchases, Issuances, Sales, and Settlements
Issuances	68.4	3.4
Settlements	(25.8)	(34.7)

Fair Value at December 31	100.6	$58.6
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31	$–	$–

Balances include contingent purchase considerations and a net estimated liability for Visa related indemnifications (refer to Note 25) and standby letters of credit (refer to Note 27).

All realized and unrealized gains and losses related to Level 3 liabilities are included in other operating income or other operating expense with the exception of those related to the Visa indemnification liability, which have been presented separately in the consolidated statement of income. As of December 31, 2011, the Visa indemnification liability had been eliminated in its entirety.

Carrying values of assets and liabilities that are not measured at fair value on a recurring basis may be adjusted to fair value in periods subsequent to their initial recognition, for example, to record an impairment of an asset. GAAP requires entities to separately disclose these subsequent fair value measurements and to classify them under the fair value hierarchy.

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2011 and 2010, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2011
Loans (1)	$–	$–	$64.3	$64.3
Other Real Estate Owned (2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1
December 31, 2010

Loans (1)	$–	$–	$72.4	$72.4
Other Real Estate Owned (2)	–	–	13.5	13.5

Total Assets at Fair Value	$–	$–	$85.9	$85.9

(1) Northern Trust provided an additional $11.3 million and $22.5 million of specific allowances to reduce the fair value of these loans during the years ended December 31, 2011 and 2010, respectively.

(2) Northern Trust charged $1.5 million and $4.9 million through other operating expenses during the years ended December 31, 2011 and 2010, respectively, to reduce the fair values of these Other Real Estate Owned (OREO) properties.

The fair values of loan collateral and OREO properties were estimated using a market approach typically supported by third party appraisals, and were subject to adjustments to reflect management’s judgment as to their realizable value.

Fair Value of Financial Instruments. GAAP requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate fair value. It excludes from this requirement nonfinancial assets and liabilities, as well as a wide range of franchise, relationship, and intangible values that add value to Northern Trust. Accordingly, the required fair value disclosures provide only a partial estimate of the fair value of Northern Trust. Financial instruments recorded at fair value on Northern Trust’s consolidated balance sheet are discussed above. The following methods and assumptions were used in estimating the fair values of financial instruments that are not carried at fair value.

Held to Maturity Securities. The fair values of held to maturity securities were modeled by external pricing vendors or, in limited cases, modeled internally, using widely accepted models which are based on an income approach that incorporates current market yield curves and assumptions regarding anticipated prepayments and defaults.

Loans (excluding lease receivables). The fair value of the loan portfolio was estimated using a discounted cash flow methodology based on current market rates offered by Northern Trust as of the date of the consolidated financial statements. The fair values of all loans were adjusted to reflect current assessments of loan collectibility.

Federal Reserve and Federal Home Loan Bank Stock. The fair values of Federal Reserve and Federal Home Loan Bank stock are equal to their carrying values which represent redemption value.

Affordable Housing Investments. Affordable housing investments are valued at cost, which approximates fair value.

Savings Certificates and Other Time Deposits. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates offered by Northern Trust.

Senior Notes, Subordinated Debt, and Floating Rate Capital Debt. Fair values were determined using a market approach based on quoted market prices, when available. If quoted market prices were not available, fair values were based on quoted market prices for comparable instruments.

Federal Home Loan Bank Borrowings. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates available to Northern Trust.

Loan Commitments. The fair values of loan commitments represent the amount of unamortized fees on these instruments.

Financial Instruments Valued at Carrying Value. Due to their short maturity, the carrying values of certain financial instruments approximated their fair values. These financial instruments include cash and due from banks; federal funds sold and securities purchased under agreements to resell; interest-bearing deposits with banks; federal reserve deposits and other interest-bearing assets; client security settlement receivables; non-U.S. offices interest-bearing deposits; federal funds purchased; securities sold under agreements to repurchase; and other borrowings (includes term federal funds purchased and other short-term borrowings). As required by GAAP, the fair values required to be disclosed for demand, noninterest-bearing, savings, and money market deposits must equal the amounts disclosed in the consolidated balance sheet, even though such deposits are typically priced at a premium in banking industry consolidations.

The following table summarizes the fair values of financial instruments.

	DECEMBER 31
	2011		2010
(In Millions)	BOOK VALUE	FAIR VALUE	BOOK VALUE	FAIR VALUE
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$2,818.0	$2,818.0
Federal Funds Sold and Resell Agreements	121.3	121.3	160.1	160.1
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	15,351.3	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	10,924.6	10,924.6
Securities
Available for Sale	30,192.5	30,192.5	19,901.9	19,901.9
Held to Maturity	799.2	817.1	922.2	941.8
Trading Account	8.0	8.0	6.8	6.8
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	26,747.8	26,814.2
Held for Sale	9.3	9.3	2.2	2.2
Client Security Settlement Receivables	778.3	778.3	701.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	185.5	185.5
Affordable Housing Investments	290.8	290.8	265.4	265.4
All Other	106.5	106.5	103.3	103.3
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	43,751.2	24,810.3	24,810.3
Savings Certificates and Other Time	3,058.3	3,065.5	3,913.0	3,929.7
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	35,472.4	35,472.4
Federal Funds Purchased	815.3	815.3	3,691.7	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	954.4	954.4
Other Borrowings	931.5	931.5	347.7	347.7
Senior Notes	2,126.7	2,197.3	1,896.1	1,936.5
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	1,148.7	1,177.2
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	1,532.5	1,613.5
Floating Rate Capital Debt	276.9	211.6	276.9	223.2
Other Liabilities
Financial Guarantees	43.8	43.8	58.6	58.6
Contingent Consideration	56.8	56.8	—	—
Loan Commitments	28.9	28.9	32.4	32.4
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	25.2	25.2	44.9	44.9
Liabilities	31.8	31.8	51.4	51.4
Interest Rate Swaps
Assets	149.6	149.6	134.6	134.6
Liabilities	47.3	47.3	15.3	15.3
Credit Default Swaps
Assets	.7	.7	–	–
Liabilities	.1	.1	2.8	2.8
Forward Contracts
Assets	–	–	.5	.5
Liabilities	–	–	.2	.2
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	5,747.9	5,747.9
Liabilities	2,959.8	2,959.8	5,729.9	5,729.9
Interest Rate Swaps
Assets	188.7	188.7	151.2	151.2
Liabilities	184.6	184.6	148.4	148.4
Interest Rate Option
Assets	–	–	.1	.1
Liabilities	–	–	.1	.1

Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 4 – Securities

Securities Available for Sale. The following tables summarize the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$—	$4,029.4
Obligations of States and Political Subdivisions	14.9	.9	—	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Non-U.S. Government Debt	173.7	—	—	173.7
Residential Mortgage-Backed	196.1	—	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	.2	.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	2,150.2	12.8	2.5	2,160.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$667.2	$1.0	$9.8	$658.4
Obligations of States and Political Subdivisions	35.4	.9	–	36.3
Government Sponsored Agency	11,937.0	47.0	13.3	11,970.7
Corporate Debt	2,547.7	7.8	1.5	2,554.0
Non-U.S. Government Debt	440.6	–	–	440.6
Residential Mortgage-Backed	308.0	.9	54.3	254.6
Other Asset-Backed	1,606.5	1.5	2.3	1,605.7
Certificates of Deposit	1,402.5	–	–	1,402.5
Auction Rate	357.0	14.2	3.4	367.8
Other	610.8	4.2	3.7	611.3

Total	$19,912.7	$77.5	$88.3	$19,901.9

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,326.7	1,333.7
Due After Ten Years	832.5	834.1

Total	$30,092.6	$30,192.5

Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities Held to Maturity. The following tables summarize the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$.1	$553.9
Government Sponsored Agency	156.8	4.3	.1	161.0
Other	113.0	.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$635.0	$26.2	$.4	$660.8
Government Sponsored Agency	169.3	4.6	.2	173.7
Other	117.9	–	10.6	107.3

Total	$922.2	$30.8	$11.2	$941.8

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$199.5	$200.9
Due After One Year Through Five Years	355.4	365.5
Due After Five Years Through Ten Years	215.5	226.1
Due After Ten Years	28.8	24.6

Total	$799.2	$817.1

Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Investment Security Gains and Losses. Net investment security losses totaling $23.9 million, $20.4 million, and $23.4 million were recognized in 2011, 2010, and 2009, respectively, and included OTTI losses of $23.3 million, $21.2 million, and $26.7 million, respectively. There were $.6 million of other realized net security losses in 2011 and $.8 million and $3.3 million of realized net security gains in 2010 and 2009, respectively.

Securities with Unrealized Losses. The following tables provide information regarding securities that have been in a continuous unrealized loss position for less than 12 months, and for 12 months or longer, as of December 31, 2011 and December 31, 2010.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$.1	$—	$—	$2.7	$.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Residential Mortgage-Backed	4.7	.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	.3	—	—	1,019.9	.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	634.9	4.3	144.9	9.1	779.8	13.4

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2010	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$492.9	$9.8	$–	$–	$492.9	$9.8
Obligations of States and Political Subdivisions	3.0	–	3.2	.4	6.2	.4
Government Sponsored Agency	980.7	11.0	328.7	2.5	1,309.4	13.5
Corporate Debt	930.6	1.1	475.2	.4	1,405.8	1.5
Residential Mortgage-Backed	–	–	248.8	54.3	248.8	54.3
Other Asset-Backed	513.5	2.2	27.0	.1	540.5	2.3
Auction Rate	77.6	3.3	.7	.1	78.3	3.4
Other	482.2	6.8	36.5	7.5	518.7	14.3

Total	$3,480.5	$34.2	$1,120.1	$65.3	$4,600.6	$99.5

As of December 31, 2011, 386 securities with a combined fair value of $10.2 billion were in an unrealized loss position, with their unrealized losses totaling $85.0 million. Unrealized losses on residential mortgage-backed securities totaling $32.3 million reflect the impact of credit and liquidity spreads on the valuations of 25 residential mortgage-backed securities, with $31.4 million having been in an unrealized loss position for more than 12 months. Residential mortgage-backed securities rated below double-A at December 31, 2011 represented 84% of the total fair value of residential mortgage-backed securities, were comprised primarily of sub-prime and Alt-A securities, and had a total amortized cost and fair value of $168.6 million and $137.4 million, respectively. Securities classified as “other asset-backed” at December 31, 2011 were predominantly floating rate with average lives less than 5 years, and 100% were rated triple-A.

Unrealized losses of $17.4 million related to government sponsored agency securities are primarily attributable to changes in market rates since their purchase. The majority of the $13.4 million of unrealized losses in securities classified as “other” at December 31, 2011 relate to securities which Northern Trust purchases for compliance with the Community Reinvestment Act (CRA). Unrealized losses on these CRA related other securities are attributable to their purchase at below market rates for the purpose of supporting institutions and programs that benefit low to moderate income communities within Northern Trust’s market area. Unrealized losses of $12.5 million related to auction rate securities primarily reflect reduced market liquidity as a majority of auctions continue to fail preventing holders from liquidating their investments at par. Unrealized losses of $5.7 million within corporate debt securities primarily reflect widened credit spreads; 66% of the corporate debt portfolio is backed by guarantees provided by U.S. and non-U.S. governmental entities. The remaining unrealized losses on Northern Trust’s securities portfolio as of December 31, 2011 are attributable to changes in overall market interest rates, increased credit spreads, or reduced market liquidity. As of December 31, 2011, Northern Trust does not intend to sell any investment in an unrealized loss position and it is not more likely than not that Northern Trust will be required to sell any such investment before recovery of its amortized cost basis, which may be maturity.

Security impairment reviews are conducted quarterly to identify and evaluate securities that have indications of possible OTTI. A determination as to whether a security’s decline in market value is other-than-temporary takes into consideration numerous factors and the relative significance of any single factor can vary by security. Factors Northern Trust considers in determining whether impairment is other-than-temporary include, but are not limited to, the length of time which the security has been impaired; the severity of the impairment; the cause of the impairment and the financial condition and near-term prospects of the issuer; activity in the market of the issuer which may indicate adverse credit conditions; Northern Trust’s intent regarding the sale of the security as of the balance sheet date; and the likelihood that it will not be required to sell the security for a period of time sufficient to allow for the recovery of the security’s amortized cost basis. For each security meeting the requirements of Northern Trust’s internal screening process, an extensive review is conducted to determine if OTTI has occurred.

While all securities are considered, the following describes Northern Trust’s process for identifying credit impairment within non-agency residential mortgage-backed securities, the security type for which Northern Trust has previously recognized OTTI. To determine if an unrealized loss on a non-agency residential mortgage-backed security is other-than-temporary, economic models are used to perform cash flow analyses by developing multiple scenarios in order to create reasonable forecasts of the security’s future performance using available data including servicers’ loan charge off patterns, prepayment speeds, annualized default rates, each security’s current delinquency pipeline, the delinquency pipeline’s growth rate, the roll rate from delinquency to default, loan loss severities and historical performance of like collateral, along with Northern Trust’s outlook for the housing market and the overall economy. If the present value of future cash flows projected as a result of this analysis is less than the current amortized cost of the security, a credit-related OTTI loss is recorded to earnings equal to the difference between the two amounts.

Expected losses on non-agency residential mortgage-backed securities are influenced by a number of factors, including but not limited to, U.S. economic and housing market performance, security credit enhancement level, insurance coverage, year of origination, and type of collateral. The factors used in developing the expected loss on non-agency residential mortgage-backed securities vary by year of origination and type of collateral. As of December 31, 2011, the expected losses on subprime, Alt-A, prime and 2nd lien collateral portfolios were developed using default roll rates, determined primarily by the stage of delinquency of the underlying instrument, that generally assumed ultimate default rates approximating 5% to 30% for current loans; 30% for loans 30 to 60 days delinquent; 80% for loans 60 to 90 days delinquent; 90% for loans delinquent greater than 90 days; and 100% for OREO properties and loans that are in foreclosure.

Information regarding amortized cost, weighted average ultimate default rates, and loss severity rates for the December 31, 2011 non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2011
			LOSS SEVERITY RATES
(In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$24.0	14.7%	38.6%	66.0%	51.1%
Alt-A	32.9	41.9	54.3	70.6	68.2
Subprime	105.2	51.7	67.1	85.4	73.3
2nd Lien	34.0	33.8	98.7	100.0	99.4

Total Non-Agency Residential Mortgage-Backed Securities	$196.1	42.2%	38.6%	100.0%	74.2%

During the year ended December 31, 2011, performance metrics specific to Alt-A and subprime loans remained weak resulting in the recognition of OTTI losses on non-agency residential mortgage-backed securities totaling $23.3 million. OTTI losses totaled $21.2 million for the year ended December 31, 2010 and $26.7 million for the year ended December 31, 2009.

Credit Losses on Debt Securities. The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2011, 2010 and 2009.

	DECEMBER 31,
(In Millions)	2011	2010	2009
Changes in Other-Than-Temporary Impairment Losses*	$(1.1)	$(.8)	$(93.4)
Noncredit-related Losses Reclassified from OCI**	$(22.2)	(20.4)	66.7

Net Impairment Losses Recognized in Earnings	$(23.3)	(21.2)	(26.7)

* For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

** For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
($ In Millions)	2011	2010
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$94.2	$73.0
Plus: Losses on Newly Identified Impairments	1.5	3.3
Additional Losses on Previously Identified Impairments	21.8	17.9
Less: Losses on Securities Sold During the Year	(49.3)	—

Cumulative Credit-Related Losses on Securities Held – End of Year	$68.2	$94.2

The table below provides information regarding debt securities held as of December 31, 2011 and 2010, for which an OTTI loss had been recognized in the years presented or previously.

	DECEMBER 31,
(In Millions)	2011	2010
Fair Value	$73.6	$79.9
Amortized Cost Basis	96.8	113.3

Noncredit-related Losses Recognized in OCI	(23.2)	(33.4)
Tax Effect	8.6	12.2

Amount Recognized in OCI	$(14.6)	$(21.2)

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2011
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Note 5 – Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities purchased under agreements to resell and securities sold under agreements to repurchase are recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

The following tables summarize information related to securities purchased under agreements to resell and securities sold under agreements to repurchase.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	DECEMBER 31
($ In Millions)	2011	2010
Balance at December 31	$74.7	$152.1
Average Balance During the Year	246.3	277.3
Average Interest Rate Earned During the Year	.07%	.17%
Maximum Month-End Balance During the Year	424.2	578.0

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	DECEMBER 31
($ In Millions)	2011	2010
Balance at December 31	$1,198.8	$954.4
Average Balance During the Year	815.8	626.8
Average Interest Rate Paid During the Year	.08%	.17%
Maximum Month-End Balance During the Year	1,479.3	954.4

Loans and Leases	12 Months Ended
Dec. 31, 2011
Loans and Leases

Note 6 – Loans and Leases

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31
(In Millions)	2011	2010
Commercial
Commercial and Institutional	$6,918.7	$5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6

Total Commercial	12,354.3	11,613.4

Personal
Residential Real Estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240.0

Total Personal	16,709.6	16,518.6

Total Loans and Leases	$29,063.9	$28,132.0
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)

Net Loans and Leases	$28,769.1	$27,812.4

Included within the non-U.S., commercial-other, and personal-other classes are short duration advances, primarily related to the processing of custodied client investments, that totaled $1.6 billion and $1.4 billion at December 31, 2011 and 2010, respectively. Demand deposits reclassified as loan balances totaled $191.6 million and $76.6 million at December 31, 2011 and 2010, respectively. Loans classified as held for sale totaled $9.3 million at December 31, 2011 and $2.2 million at December 31, 2010.

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31
(In Millions)	2011	2010
Direct Finance Leases:
Lease Receivable	$156.3	$148.4
Residual Value	149.2	176.1
Initial Direct Costs	2.9	1.8
Unearned Income	(44.1)	(44.9)

Investment in Direct Finance Leases	$264.3	$281.4

Leveraged Leases:
Net Rental Receivable	326.0	353.0
Residual Value	622.7	743.8
Unearned Income	(234.2)	(314.5)

Investment in Leveraged Leases	$714.5	$782.3

Lease Financing, net	$978.8	$1,063.7

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$33.9
2013	28.9
2014	25.1
2015	21.4
2016	15.6

Credit Quality Indicators. Credit quality indicators are statistics, measurements or other metrics that provide information regarding the relative credit risk of loans and leases. Northern Trust utilizes a variety of credit quality indicators to assess the credit risk of loans and leases at the segment, class, and individual credit exposure levels.

As part of its credit process, Northern Trust utilizes an internal borrower risk rating system to support identification, approval, and monitoring of credit risk. Borrower risk ratings are used in credit underwriting, management reporting, and the calculation of credit loss allowances and economic capital.

Risk ratings are used for ranking the credit risk of borrowers and the probability of their default. Each borrower is rated using one of a number of ratings models that consider both quantitative and qualitative factors. The ratings models vary among classes of loans and leases in order to capture the unique risk characteristics inherent within each particular type of credit exposure. Provided below are the more significant performance indicator attributes considered within Northern Trust’s borrower rating models, by loan and lease class.

•	Commercial and Institutional: leverage, profit margin, liquidity, return on assets, asset size, and capital levels;
•	Commercial Real Estate: debt service coverage, leasing status, loan-to-value, loan-to-cost, and guarantor support;
•	Lease Financing and Commercial-Other: leverage and profit margin levels;
•	Non-U.S.: entity type, liquidity, size, and leverage;
•	Residential Real Estate: payment history and cash flow-to-debt and net worth ratios;
•	Private Client: cash flow-to-debt, net worth, and leverage; and
•	Personal-Other: cash flow-to-debt and net worth ratios.

While the criteria vary by model, the objective is for borrower ratings to be consistent in both the measurement and ranking of risk. Each model is calibrated to a master rating scale to support this consistency. Ratings for borrowers not in default range from “1” for the strongest credits to “7” for the weakest non-defaulted credits. Ratings of “8” or “9” are used for defaulted borrowers. Borrower risk ratings are monitored and are revised when events or circumstances indicate a change is warranted. Risk ratings are validated at least annually.

Loan and lease segment and class balances at December 31, 2011 and December 31, 2010 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9”(watch list), categories.

	DECEMBER 31, 2011				DECEMBER 31, 2010
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$3,681.8	$3,029.1	$207.8	$6,918.7	$2,821.5	$2,849.8	$243.2	$5,914.5
Commercial Real Estate	1,247.1	1,467.2	267.4	2,981.7	1,232.8	1,594.3	415.3	3,242.4
Lease Financing, net	547.7	422.3	8.8	978.8	571.6	473.0	19.1	1,063.7
Non-U.S.	519.0	527.3	11.2	1,057.5	430.0	596.5	19.7	1,046.2
Other	241.4	176.2	–	417.6	209.5	137.1	–	346.6

Total Commercial	6,237.0	5,622.1	495.2	12,354.3	5,265.4	5,650.7	697.3	11,613.4

Personal
Residential Real Estate	2,777.1	7,501.0	430.8	10,708.9	2,896.0	7,586.9	372.0	10,854.9
Private Client	3,390.6	2,245.9	14.9	5,651.4	3,326.5	2,064.1	33.1	5,423.7
Other	162.3	187.0	–	349.3	78.1	161.9	–	240.0

Total Personal	6,330.0	9,933.9	445.7	16,709.6	6,300.6	9,812.9	405.1	16,518.6

Total Loans and Leases	$12,567.0	$15,556.0	$940.9	$29,063.9	$11,566.0	$15,463.6	$1,102.4	$28,132.0

Loans and leases in the “1 to 3” category are expected to exhibit minimal to modest probabilities of default and are characterized by borrowers having the strongest financial qualities, including above average financial flexibility, cash flows and capital levels. Borrowers assigned these ratings are anticipated to experience very little to moderate financial pressure in adverse down cycle scenarios.

Loans and leases in the “4 to 5” category are expected to exhibit moderate to acceptable probabilities of default and are characterized by borrowers with less financial flexibility than those in the “1 to 3” category. Cash flows and capital levels are generally sufficient to allow for borrowers to meet current requirements, but have reduced cushion in adverse down cycle scenarios.

Loans and leases in the watch list category have elevated credit risk profiles that are monitored through internal watch lists, and consist of credits with borrower ratings of “6 to 9”. These credits, which include all nonperforming loans and leases, are expected to exhibit minimally acceptable probabilities of default, elevated risk of default, or are currently in default. Borrowers associated with these risk profiles that are not currently in default have limited financial flexibility. Cash flows and capital levels range from acceptable to potentially insufficient to meet current requirements, particularly in adverse down cycle scenarios.

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the total other real estate owned and nonperforming asset balances, as of December 31, 2011 and December 31, 2010.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

				Total Other Real Estate Owned		$21.2

				Total Nonperforming Assets		$314.9

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2010
Commercial
Commercial and Institutional	$5,831.2	$16.3	$8.2	$.8	$5,856.5	$58.0	$5,914.5
Commercial Real Estate	3,076.7	24.2	15.7	9.4	3,126.0	116.4	3,242.4
Lease Financing, net	1,063.7	–	–	–	1,063.7	–	1,063.7
Non-U.S.	1,046.2	–	–	–	1,046.2	–	1,046.2
Other	346.6	–	–	–	346.6	–	346.6

Total Commercial	11,364.4	40.5	23.9	10.2	11,439.0	174.4	11,613.4

Personal
Residential Real Estate	10,607.4	76.1	17.2	.9	10,701.6	153.3	10,854.9
Private Client	5,367.8	35.7	13.0	1.9	5,418.4	5.3	5,423.7
Other	240.0	–	–	–	240.0	–	240.0

Total Personal	16,215.2	111.8	30.2	2.8	16,360.0	158.6	16,518.6

Total Loans and Leases	$27,579.6	$152.3	$54.1	$13.0	$27,799.0	$333.0	$28,132.0

				Total Other Real Estate Owned		$45.5

				Total Nonperforming Assets		$378.5

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2011			AS OF DECEMBER 31, 2010
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance:
Commercial and Institutional	$21.4	$24.0	$–	$17.9	$26.1	$–
Commercial Real Estate	46.5	68.0	–	43.7	62.4	–
Residential Real Estate	134.4	162.6	–	111.9	138.1	–
Private Client	1.6	1.9	–	3.7	3.9	–
With a related specific allowance:
Commercial and Institutional	11.9	20.5	8.8	41.7	47.8	19.8
Commercial Real Estate	41.4	50.1	14.1	77.2	88.9	29.5
Residential Real Estate	18.9	26.2	8.9	5.1	5.1	2.4
Private Client	3.3	3.6	1.0	–	–	–
Total:
Commercial	121.2	162.6	22.9	180.5	225.2	49.3
Personal	158.2	194.3	9.9	120.7	147.1	2.4

Total	$279.4	$356.9	$32.8	$301.2	$372.3	$51.7

	YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance:
Commercial and Institutional	$18.3	$.1
Commercial Real Estate	33.0	.5
Residential Real Estate	111.8	2.1
Private Client	2.2	–
With a related specific allowance:
Commercial and Institutional	23.6	–
Commercial Real Estate	59.8	–
Residential Real Estate	9.7	–
Private Client	2.0	–
Total:
Commercial	134.7	.6
Personal	125.7	2.1

Total	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Interest income that would have been recorded on nonperforming loans in accordance with their original terms totaled approximately $15.4 million in 2011, $16.0 million in 2010, and $8.0 million in 2009.

The average recorded investment in impaired loans was $253.8 million for the year ended December 31, 2010.

There were $9.7 million and $16.3 million of unfunded loan commitments and standby letters of credit at December 31, 2011 and 2010, respectively, issued to borrowers whose loans were classified as nonperforming or impaired.

Troubled Debt Restructurings. As of December 31, 2011 and December 31, 2010, there were $72.2 million and $33.4 million, respectively, of nonperforming TDRs and $41.1 million and $22.9 million, respectively, of performing TDRs, included within impaired loans.

The following table provides, by segment and class, the number of loans and leases modified in TDRs during the year ended December 31, 2011, and their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

TDR modifications primarily involve interest rate concessions, extensions of term, deferrals of principal, and other modifications. Other modifications typically reflect other nonstandard terms which Northern Trust would not offer to non-troubled borrowers. During the year ended December 31, 2011, TDR modifications of loans within the commercial and institutional class were primarily interest rate concessions, deferrals of principal and other modifications; modifications of commercial real estate loans were primarily interest rate concessions, extensions of term and other modifications; and modifications of residential real estate loans were primarily interest rate concessions, deferrals of principal and extensions of term.

The following table provides, by segment and class, the number of loans and leases modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming during the year ended December 31, 2011 as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$.4

Total Commercial	1	–	.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

All loans and leases modified in TDRs are evaluated for impairment. The nature and extent of impairment of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for credit losses.

Allowance for Credit Losses	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses

Note 7 – Allowance for Credit Losses

The allowance for credit losses, which represents management’s estimate of probable losses related to specific borrower relationships and inherent in the loan and lease portfolios, unfunded commitments, and standby letters of credit, is determined by management through a disciplined credit review process. Northern Trust’s accounting policies related to the estimation of the allowance for credit losses and the charging off of loans, leases and other extensions of credit deemed uncollectible are consistent across both loan and lease segments.

Northern Trust’s Loan Loss Allowance Committee assesses a common set of qualitative factors in establishing the inherent portion of the allowance for credit losses. The risk characteristics underlying these qualitative factors, and management’s assessments as to the relative importance of a qualitative factor, can vary between loan segments and between classes within loan segments. Factors evaluated include those related to external matters, such as economic conditions and changes in collateral value, and those related to internal matters, such as changes in asset quality metrics and loan review activities. Risk characteristics such as portfolio delinquencies, percentage of portfolio on the watch list and on nonperforming status, and average borrower ratings are also assessed in the determination of the inherent allowance.

Loan-to-value levels are considered for collateral-secured loans and leases in both the personal and commercial segments. Borrower debt service coverage is evaluated in the personal segment, and cash flow coverage is analyzed in the commercial segment. Similar risk characteristics by type of exposure are analyzed when determining the allowance for unfunded commitments and standby letters of credit. These qualitative factors, together with historical loss rates, serve as the basis for the allowance for credit losses.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Determinations as to whether an uncollectible loan is charged-off or a specific allowance is established are based on management’s assessment as to the level of certainty regarding the amount of loss.

Changes in the allowance for credit losses by segment were as follows:

	2011			2010			2009
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6	$185.6	$65.5	$251.1
Charge-Offs	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)	(53.1)	(79.2)	(132.3)
Recoveries	21.5	11.4	32.9	3.6	3.3	6.9	3.1	3.4	6.5

Net Charge-Offs	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)	(50.0)	(75.8)	(125.8)
Provision for Credit Losses	(10.9)	65.9	55.0	77.2	82.8	160.0	116.3	98.7	215.0
Effect of Foreign Exchange Rates	–	–	–	(.1)	–	(.1)	.3	–	.3

Balance at End of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6

Allowance for Credit Losses Assigned to:
Loans and Leases	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6	$222.9	$86.3	$309.2
Unfunded Commitments and Standby Letters of Credit	32.4	1.7	34.1	36.0	1.7	37.7	29.3	2.1	31.4

Total Allowance for Credit Losses	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6

The following tables provide information regarding the recorded investments in loans and leases and the allowances for credit losses by segment as of December 31, 2011 and 2010.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases:
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance assigned to unfunded commitments and standby letters of credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2010
Loans and Leases:
Specifically Evaluated for Impairment	$180.5	$120.7	$301.2
Evaluated for Inherent Impairment	11,432.9	16,397.9	27,830.8

Total Loans and Leases	11,613.4	16,518.6	28,132.0
Allowance for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	49.3	2.4	51.7
Evaluated for Inherent Impairment	171.4	96.5	267.9

Allowance assigned to loans and leases	220.7	98.9	319.6
Allowance assigned to unfunded commitments and standby letters of credit	36.0	1.7	37.7

Total Allowance for Credit Losses	$256.7	$100.6	$357.3

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentrations of Credit Risk

Note 8 – Concentrations of Credit Risk

Concentrations of credit risk exist if a number of borrowers or other counterparties are engaged in similar activities and have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The fact that a credit exposure falls into one of these groups does not necessarily indicate that the credit has a higher than normal degree of credit risk. These groups are: commercial real estate, residential real estate, and banks and bank holding companies.

Commercial Real Estate. The commercial real estate portfolio consists of commercial mortgages and construction, acquisition and development loans extended primarily to highly experienced developers and/or investors well known to Northern Trust. Underwriting standards generally reflect conservative loan-to-value ratios and debt service coverage requirements. Recourse to borrowers through guarantees is also commonly required. Commercial mortgage financing is provided for the acquisition or refinancing of income producing properties. Cash flows from the properties generally are sufficient to amortize the loan. These loans average approximately $1.3 million each and are primarily located in the Illinois, Florida, California, and Arizona markets. Construction, acquisition and development loans provide financing for commercial real estate prior to rental income stabilization. The intent is generally that the borrower will sell the project or refinance the loan through a commercial mortgage with Northern Trust or another financial institution upon completion.

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2011	2010
Commercial Mortgages:
Office	$615.6	$605.3
Apartment/ Multi-family	656.3	572.4
Retail	523.1	517.8
Industrial/ Warehouse	357.7	383.7
Other	133.3	193.7

Total Commercial Mortgages	2,286.0	2,272.9
Construction, Acquisition and Development Loans	450.1	591.8
Single Family Investment	161.4	246.8
Other Commercial Real Estate Related	84.2	130.9

Total Commercial Real Estate Loans	$2,981.7	$3,242.4

Residential Real Estate. At December 31, 2011, residential real estate loans totaled $10.7 billion, or 38% of total U.S. loans at December 31, 2011, compared with $10.9 billion or 40% at December 31, 2010. Residential real estate loans consist of conventional home mortgages and equity credit lines, which generally require a loan to collateral value of no more than 65% to 80% at inception. Revaluations of supporting collateral are obtained upon refinancing or default or when otherwise considered warranted. Collateral revaluations for mortgages are performed by independent third parties. Of the total $10.7 billion in residential real estate loans, $4.0 billion were in the greater Chicago area, $2.8 billion were in Florida, and $1.5 billion were in California, with the remainder distributed throughout the other geographic regions within the U.S. served by Northern Trust. Legally binding commitments to extend residential real estate credit, which are primarily equity credit lines, totaled $2.2 billion at December 31, 2011 and $2.5 billion at December 31, 2010.

Banks and Bank Holding Companies. On-balance sheet credit risk to banks and bank holding companies, both U.S. and non-U.S., consists primarily of interest bearing deposits with banks, federal funds sold, and securities purchased under agreements to resell, which totaled $16.8 billion and $15.5 billion at December 31, 2011 and 2010, respectively, and noninterest-bearing demand balances maintained at correspondent banks, which totaled $4.2 billion and $2.7 billion at December 31, 2011 and 2010, respectively. Credit risk associated with U.S. and non-U.S. banks and bank holding companies deemed to be counterparties by Credit Policy is managed by the Counterparty Risk Management Committee. Credit risk associated with other U.S. banks and bank holding companies that maintain commercial credit relationships with Northern Trust is managed by the relevant Credit Approval Committee and/or the Senior Credit Committee. Credit limits are established through a review process that includes an internally prepared financial analysis, use of an internal risk rating system and consideration of external ratings from rating agencies. Northern Trust places deposits with banks that have strong internal and external credit ratings and the average life to maturity of deposits with banks is maintained on a short-term basis in order to respond quickly to changing credit conditions.

Buildings and Equipment	12 Months Ended
Dec. 31, 2011
Buildings and Equipment

Note 9 – Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2011
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$32.6	$.8	$31.8
Buildings	252.2	127.0	125.2
Equipment	391.0	209.1	181.9
Leasehold Improvements	298.5	180.5	118.0
Buildings Leased under Capital Leases	83.9	46.3	37.6

Total Buildings and Equipment	$1,058.2	$563.7	$494.5

The charge for depreciation, which includes depreciation of assets recorded under capital leases, amounted to $89.2 million in 2011, $93.5 million in 2010, and $95.7 million in 2009.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments

Note 10 – Lease Commitments

At December 31, 2011, Northern Trust was obligated under a number of non-cancelable operating leases for buildings and equipment. Certain leases contain rent escalation clauses based on market indices or increases in real estate taxes and other operating expenses and renewal option clauses calling for increased rentals. There are no restrictions imposed by any lease agreement regarding the payment of dividends, debt financing or Northern Trust entering into further lease agreements. Minimum annual lease commitments as of December 31, 2011 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$86.9
2013	85.8
2014	72.1
2015	67.3
2016	53.3
Later Years	380.2

Total Minimum Lease Payments	$745.6

Operating lease rental expense, net of rental income, is recorded in occupancy expense and amounted to $84.2 million in 2011, $68.1 million in 2010, and $70.2 million in 2009. Net rental expense in 2011 includes $6.4 million of restructuring, acquisition and integration related charges attributable to reductions in office space.

One of the buildings and related land utilized for Chicago operations has been leased under an agreement that qualifies as a capital lease. The original long-term financing for the property was provided by the Corporation and the Bank. In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2011.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2012	$7.9
2013	8.1
2014	8.4
2015	8.2
2016	8.0
Later Years	23.6

Total Minimum Lease Payments, net	64.2
Less: Amount Representing Interest	19.3

Net Present Value under Capital Lease Obligations	$44.9

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles

Note 11 – Goodwill and Other Intangibles

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2011 and 2010 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2009	$334.7	$66.9	$401.6
Goodwill Acquired	–	4.6	4.6
Other Changes*	(5.2)	(.1)	(5.3)

Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	—	131.4
Other Changes*	(.3)	—	(.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other intangible assets are included in other assets in the consolidated balance sheet. The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2011 and 2010 were as follows:

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION *

	DECEMBER 31
(In Millions)	2011	2010
Gross Carrying Amount	$251.2	$164.2
Accumulated Amortization	127.8	111.0

Net Book Value	$123.4	$53.2

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Other intangible assets consist primarily of the value of acquired client relationships. Amortization expense related to other intangible assets was $16.8 million, $14.8 million, and $16.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. Amortization expense for the years 2012, 2013, 2014, 2015 and 2016 is estimated to be $20.8 million, $20.5 million, $20.4 million, $11.7 million, and $9.1 million, respectively.

In June 2011, Northern Trust completed its acquisition of the fund administration, investment operations outsourcing and custody business of Bank of Ireland Securities Services. The purchase price, which is subject to certain performance-related adjustments over a one year period after the acquisition date, totaled $84.4 million and was comprised of $71.0 million of cash and $13.4 million of contingent consideration. Goodwill and other intangible assets associated with the acquisition totaled $30.0 million and $45.0 million, respectively. The estimated fair value of the contingent purchase consideration at December 31, 2011 was $11.4 million.

In July 2011, Northern Trust completed its acquisition of Omnium LLC, a hedge fund administrator. The purchase price, which is subject to certain performance-related adjustments over a five year period after the acquisition date, totaled $145.1 million and was comprised of $101.6 million of cash and $43.5 million of contingent consideration. Goodwill and other intangible assets associated with the acquisition totaled $101.4 million and $43.9 million, respectively. The estimated fair value of the contingent purchase consideration at December 31, 2011 was $45.4 million.

Senior Notes and Long-Term Debt	12 Months Ended
Dec. 31, 2011
Senior Notes and Long-Term Debt

Note 12 – Senior Notes and Long-Term Debt

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

($ In Millions)	RATE	2011	2010
Corporation-Senior Notes (a) (d)
Fixed Rate Due Aug. 2011 (f)	5.30%	$—	$249.9
Fixed Rate Due Nov. 2012 (g) (l)	5.20	206.9	214.6
Fixed Rate Due Aug. 2013 (h) (l)	5.50	422.4	432.2
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020 (j)	3.45	499.5	499.4
Fixed Rate Due Aug. 2021 (k)	3.38	497.9	–

Total Senior Notes		$2,126.7	$1,896.1

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

($ In Millions)	2011	2010
Bank-Subordinated Debt (a) (d)
6.30% Notes due March 2011 (b)	$–	$150.0
4.60% Notes due Feb. 2013 (b)	200.0	200.0
5.85% Notes due Nov. 2017 (b) (l)	241.5	229.5
6.50% Notes due Aug. 2018 (b) (i) (l)	360.8	337.6
5.375% Sterling Denominated Notes due March 2015 (e)	231.1	231.6

Total Bank-Subordinated Debt	1,033.4	1,148.7
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 4.64% in 2011; 4.18% in 2010)	670.0	426.4
One to Three Years (Average Rate at Year End – 4.08% in 2011; 4.46% in 2010)	335.0	870.0
Three to Five Years (Average Rate at Year End – None in 2011; 4.40% in 2010)	–	135.0
Five to Ten Years (Average Rate at Year End – 6.29% in 2011; 6.38% in 2010)	50.0	101.1

Total Federal Home Loan Bank Borrowings	1,055.0	1,532.5
Capital Lease Obligations (c)	44.9	48.1

Total Long-Term Debt	$2,133.3	$2,729.3

Long-Term Debt Qualifying as Risk-Based Capital	$678.9	$765.8

(a) Not redeemable prior to maturity.

(b) Under the terms of its current Offering Circular dated August 23, 2011, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(c) Refer to Note 10.

(d) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(e) Notes issued at a discount of .484%.

(f) Notes issued at a discount of .035%.

(g) Notes issued at a discount of .044%.

(h) Notes issued at a discount of .09%.

(i) Notes issued at a discount of .02%

(j) Notes issued at a discount of .117%

(k) Notes issued at a discount of .437%

(l) Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2011, increases in the carrying values of the senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded. As of December 31, 2010, increases in the carrying values of senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded.

Floating Rate Capital Debt	12 Months Ended
Dec. 31, 2011
Floating Rate Capital Debt

Note 13 – Floating Rate Capital Debt

In January 1997, the Corporation issued $150 million of Floating Rate Capital Securities, Series A, through a statutory business trust wholly-owned by the Corporation (“NTC Capital I”). In April 1997, the Corporation also issued, through a separate wholly-owned statutory business trust (“NTC Capital II”), $120 million of Floating Rate Capital Securities, Series B. The sole assets of the trusts are Subordinated Debentures of Northern Trust Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027. The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027. Both Series A and B Securities currently qualify as tier 1 capital for regulatory purposes. Under the provisions of The Dodd-Frank Wall Street Reform and Consumer Protection Act, the tier 1 regulatory capital treatment of these securities will be phased out over a three-year period beginning on January 1, 2013. The specifics of the phaseout of tier 1 capital treatment have not yet been established by bank regulators.

The Corporation has fully, irrevocably and unconditionally guaranteed all payments due on the Series A and B Securities. The holders of the Series A and B Securities are entitled to receive preferential cumulative cash distributions quarterly in arrears (based on the liquidation amount of $1,000 per Security) at an interest rate equal to the rate on the corresponding Subordinated Debentures. The interest rate on the Series A and Series B securities is equal to three-month LIBOR plus .52% and .59%, respectively. Subject to certain exceptions, the Corporation has the right to defer payment of interest on the Subordinated Debentures at any time or from time to time for a period not exceeding 20 consecutive quarterly periods provided that no extension period may extend beyond the stated maturity date. If interest is deferred on the Subordinated Debentures, distributions on the Series A and B Securities will also be deferred and the Corporation will not be permitted, subject to certain exceptions, to pay or declare any cash distributions with respect to the Corporation’s capital stock or debt securities that rank the same as or junior to the Subordinated Debentures, until all past due distributions are paid. The Subordinated Debentures are unsecured and subordinated to substantially all of the Corporation’s existing indebtedness.

The Corporation has the right to redeem the Series A and Series B Subordinated Debentures, in whole or in part, at a price equal to the principal amount plus accrued and unpaid interest. The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2011 and 2010:

	DECEMBER 31
(In Millions)	2011	2010
NTC Capital I Subordinated Debentures due January 15, 2027	$153.8	$153.8
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.1

Total Subordinated Debentures	$276.9	$276.9

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

Note 14 – Stockholders’ Equity

Preferred Stock. The Corporation is authorized to issue 10,000,000 shares of preferred stock without par value. The Board of Directors of the Corporation is authorized to fix the particular preferences, rights, qualifications and restrictions for each series of preferred stock issued. There was no preferred stock outstanding at December 31, 2011 or 2010.

Common Stock. On May 1, 2009, Northern Trust issued 17,250,000 shares of common stock of the Corporation with a par value of $1.66  2/3 per share. Under the Corporation’s current share buyback program, the Corporation may purchase an additional 5.6 million shares after December 31, 2011. The repurchased shares would be used for general purposes of the Corporation, including management of the Corporation’s capital level and the issuance of shares under stock option and other incentive plans of the Corporation.

The average price paid per share for common stock repurchased in 2011, 2010, and 2009 was $49.63, $52.33, and $55.05, respectively.

An analysis of changes in the number of shares of common stock outstanding follows:

	2011	2010	2009
Balance at January 1	242,268,903	241,679,942	223,263,132
Common Stock Issuance	–	–	17,250,000
Incentive Plan and Awards	189,793	300,376	479,359
Stock Options Exercised	149,385	419,846	938,249
Treasury Stock Purchased	(1,599,572)	(131,261)	(250,798)

Balance at December 31	241,008,509	242,268,903	241,679,942

U.S. Treasury Capital Purchase Program. On November 14, 2008, in connection with the Corporation’s participation in the U.S. Department of the Treasury’s (U.S. Treasury) Troubled Asset Relief Program’s Capital Purchase Program (Capital Purchase Program), the Corporation issued 1,576,000 shares of Series B Preferred Stock and a warrant for the purchase of the Corporation’s common stock to the U.S. Treasury for total proceeds of $1,576.0 million. The proceeds received were allocated between the preferred stock and the warrant based on their relative fair values, which resulted in the recording of a discount on the preferred stock upon issuance that reflected the value allocated to the warrant. On June 17, 2009, Northern Trust repaid in full the $1,576.0 million preferred share investment made by the U.S. Treasury under the Capital Purchase Program. On August 26, 2009, Northern Trust repurchased the warrant for $87 million, completing the Corporation’s participation in the Capital Purchase Program.

Series B Preferred Stock. The Series B Preferred Stock was without par value and had a liquidation preference of $1,000 per share. Cumulative dividends on the Series B Preferred Stock accrued on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter. The fair value of the Series B Preferred Stock was determined through the use of a discounted cash flow model. The model incorporated projected cash flows over management’s estimate of a five year life of the preferred stock at the date of issuance and an assumed market yield of 12%. The discount was accreted using a constant effective yield of approximately 6.13% over a five year term, consistent with management’s estimate of the life of the preferred stock at the date of issuance. Dividends on the preferred stock and the related accretion of the discount on preferred stock reduced net income applicable to common stock by $111.1 million in 2009.

Common Stock Warrant. The warrant issued in connection with the Capital Purchase Program entitled the U.S. Treasury to purchase 3,824,624 shares of the Corporation’s common stock at an exercise price of $61.81 per share. The warrant had a 10-year term. The fair value of the common stock warrant at the date of its issuance was determined through the use of a Black-Scholes valuation model. In addition to the market price of Northern Trust’s common stock at the date of the warrant’s issuance, the model utilized an expected term of ten years, consistent with the term of the warrant, an estimated yield of 2.19% from dividends paid on the Corporation’s stock over the expected term of the warrant, which reflected the Corporation’s strong capital position and the restrictions on its ability to increase the dividend rate as a result of the Corporation’s participation in the Capital Purchase Program, the historical volatility of Northern Trust’s stock price over the most recent ten-year term as of the date of issuance of 36.06%, and a risk free interest rate of 3.98% based on a ten-year swap rate to maturity at the time of the warrant’s issuance.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)

Note 15 – Accumulated Other Comprehensive Income (Loss)

The following table summarizes the components of accumulated other comprehensive income (loss) at December 31, 2011, 2010, and 2009, and changes during the years then ended.

	PERIOD CHANGE
(In Millions)	BEGINNING BALANCE (NET OF TAX)	BEFORE TAX AMOUNT	TAX EFFECT	ENDING BALANCE (NET OF TAX)
DECEMBER 31, 2011
Noncredit-Related Unrealized Losses on Securities OTTI	$(21.2)	$10.2	$(3.6)	$(14.6)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	7.7	61.6	(23.4)	45.9
Reclassification Adjustments	–	13.5	(5.0)	8.5

Net Unrealized Gains (Losses) on Securities Available for Sale	(13.5)	85.3	(32.0)	39.8
Unrealized Gains (Losses) on Cash Flow Hedge Designations	11.4	(23.6)	8.8	(3.4)
Reclassification Adjustments	–	(5.6)	2.0	(3.6)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	11.4	(29.2)	10.8	(7.0)
Foreign Currency Translation Adjustments	(7.0)	18.7	(21.2)	(9.5)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(299.5)	(158.2)	61.3	(396.4)
Prior Service (Cost) Benefit	3.3	7.7	(2.9)	8.1
Reclassification Adjustments	–	30.2	(10.8)	19.4

Total Pension and Other Postretirement Benefit Adjustments	(296.2)	(120.3)	47.6	(368.9)

Accumulated Other Comprehensive Income (Loss)	$(305.3)	$(45.5)	$5.2	$(345.6)

DECEMBER 31, 2010
Noncredit-Related Unrealized Losses on Securities OTTI	$(42.0)	$33.0	$(12.2)	$(21.2)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	.3	(8.8)	3.4	(5.1)
Reclassification Adjustments	–	20.2	(7.4)	12.8

Net Unrealized Gains (Losses) on Securities Available for Sale	(41.7)	44.4	(16.2)	(13.5)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	46.7	(17.1)	3.4
Reclassification Adjustments	–	12.6	(4.6)	8.0

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	59.3	(21.7)	11.4
Foreign Currency Translation Adjustments	11.3	4.0	(22.3)	(7.0)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(310.5)	(16.4)	9.3	(317.6)
Prior Service (Cost) Benefit	5.5	–	–	5.5
Reclassification Adjustments	–	25.0	(9.1)	15.9

Total Pension and Other Postretirement Benefit Adjustments	(305.0)	8.6	.2	(296.2)

Accumulated Other Comprehensive Income (Loss)	$(361.6)	$116.3	$(60.0)	$(305.3)

DECEMBER 31, 2009
Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)	$–	$(15.0)	$5.5	$(9.5)
Noncredit-Related Unrealized Losses on Securities OTTI	–	(66.4)	24.4	(42.0)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	(212.9)	374.7	(137.5)	24.3
Reclassification Adjustments	–	(22.9)	8.4	(14.5)

Net Unrealized Gains (Losses) on Securities Available for Sale	(212.9)	270.4	(99.2)	(41.7)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	8.2	(3.0)	(15.5)
Reclassification Adjustments	–	(16.9)	6.2	(10.7)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	(8.7)	3.2	(26.2)
Foreign Currency Translation Adjustments	12.8	(38.1)	36.6	11.3
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(266.5)	(64.0)	8.8	(321.7)
Prior Service (Cost) Benefit	(6.4)	17.6	(6.4)	4.8
Transition Obligation	(1.2)	1.4	(.5)	(.3)
Reclassification Adjustments	–	19.4	(7.2)	12.2

Total Pension and Other Postretirement Benefit Adjustments	(274.1)	(25.6)	(5.3)	(305.0)

Accumulated Other Comprehensive Income (Loss)	$(494.9)	$198.0	$(64.7)	$(361.6)

Net Income Per Common Share	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share

Note 16 – Net Income Per Common Share

The computations of net income per common share are presented below.

(In Millions Except Share Information)	2011	2010	2009
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Net Income	$603.6	$669.5	$864.2
Less: Dividends on Preferred Stock	–	–	(111.1)

Net Income Applicable to Common Stock	$603.6	$669.5	753.1
Less: Earnings Allocated to Participating Securities	7.1	5.6	5.3

Earnings Allocated to Common Shares Outstanding	596.5	663.9	747.8
Basic Net Income Per Common Share	2.47	2.74	3.18

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Plus Stock Option Dilution	410,074	473,755	904,150

Average Common and Potential Common Shares	241,811,384	242,502,531	236,416,029

Earnings Allocated to Common and Potential Common Shares	$596.5	$663.9	$747.8
Diluted Net Income Per Common Share	2.47	2.74	3.16

Note: Common stock equivalents totaling 13,240,787, 8,392,686, and 7,146,701 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the computation of diluted earnings per share because their inclusion would have been antidilutive.

Net Interest Income	12 Months Ended
Dec. 31, 2011
Net Interest Income

Note 17 – Net Interest Income

The components of net interest income were as follows:

(In Millions)	2011	2010	2009
Interest Income
Loans and Leases	$938.7	$932.6	$942.2
Securities – Taxable	223.6	186.0	208.4
– Non-Taxable	25.0	29.5	33.5
Interest-Bearing Deposits with Banks	192.8	134.6	209.6
Federal Reserve Deposits and Other	28.5	14.0	12.3

Total Interest Income	$1,408.6	$1,296.7	1,406.0

Interest Expense
Deposits	$230.0	$201.0	207.0
Federal Funds Purchased	1.9	4.8	5.7
Securities Sold under Agreements to Repurchase	.7	1.0	1.1
Other Borrowings	5.5	5.4	4.2
Senior Notes	64.4	48.6	44.0
Long-Term Debt	94.6	114.8	139.9
Floating Rate Capital Debt	2.4	2.4	4.3
Total Interest Expense	399.5	378.0	406.2

Net Interest Income	$1,009.1	$918.7	$999.8

Other Operating Income	12 Months Ended
Dec. 31, 2011
Other Operating Income

Note 18 – Other Operating Income

The components of other operating income were as follows:

(In Millions)	2011	2010	2009
Loan Service Fees	$68.9	$60.3	$52.1
Banking Service Fees	54.9	57.3	53.1
Other Income	34.3	28.7	31.6

Total Other Operating Income	$158.1	$146.3	$136.8

Other Operating Expense	12 Months Ended
Dec. 31, 2011
Other Operating Expense

Note 19 – Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2011	2010	2009
Business Promotion	$82.1	$81.0	$66.6
FDIC Insurance Premiums	29.3	33.9	54.1
Staff Related	37.6	37.4	31.3
Other Intangibles Amortization	17.5	14.4	16.2
Capital Support Agreements	–	–	(109.3)
Other Expenses	100.6	103.3	77.4

Total Other Operating Expense	$267.1	$270.0	$136.3

Restructuring, Acquisition and Integration Related Charges	12 Months Ended
Dec. 31, 2011
Restructuring, Acquisition and Integration Related Charges

Note 20 – Restructuring, Acquisition and Integration Related Charges

Charges totaling $91.6 million ($59.8 million on an after tax basis) were recorded in the year ended December 31, 2011 in connection with restructuring, acquisition and integration related activities. No similar charges were recorded in 2010 or 2009. Restructuring charges include severance expense, consulting expense, charges related to software write-offs, and reductions in office space. Acquisition and integration charges relate to expense incurred in connection with the acquisition and integration of the fund administration, investment operations outsourcing, and custody business of the Bank of Ireland Securities Services, now known as Northern Trust Securities Services (Ireland) Limited, and of Omnium LLC, now known as Northern Trust Hedge Fund Services LLC. The following table details the amounts and associated expense categories of the charges recorded.

(In Millions)	YEAR ENDED DECEMBER 31, 2011
Compensation	$50.2
Employee Benefits	4.3
Outside Services	16.8
Equipment and Software	10.9
Occupancy	6.4
Other Operating Expense	3.0

Total Charges	$91.6

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 21 – Income Taxes

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2011	2010	2009
Tax at Statutory Rate	$309.3	$346.4	$439.3
Tax Exempt Income	(9.9)	(10.8)	(11.9)
Leveraged Lease Adjustments	(4.7)	(.8)	(4.8)
Foreign Tax Rate Differential	(21.3)	(20.1)	(20.9)
State Taxes, net	22.8	17.3	9.8
Other	(16.1)	(11.7)	(20.5)

Provision for Income Taxes	$280.1	$320.3	$391.0

The Corporation files income tax returns in the U.S. federal, various state, and foreign jurisdictions. The Corporation is no longer subject to income tax examinations by U.S. federal or by non-U.S. tax authorities for years before 2005. The Corporation is no longer subject to income tax examinations by state or local tax authorities for years before 1997.

Included in other liabilities within the consolidated balance sheet at December 31, 2011 and 2010 were $17.8 million and $89.9 million of unrecognized tax benefits, respectively. If recognized, 2011 and 2010 net income would have increased by $14.5 million and $22.6 million, respectively, resulting in a decrease of those years’ effective income tax rates. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2011	2010
Balance at January 1	$89.9	$88.9
Additions for Tax Positions Taken in Current Year	–	.2
Additions for Tax Positions Taken in Prior Years	2.2	7.1
Reductions for Tax Positions Taken in Prior Years	(5.2)	(6.0)
Reductions Resulting from Expiration of Statutes	(.9)	(.3)
Reductions Resulting from Settlements with Taxing Authorities	(68.2)	–

Balance at December 31	$17.8	$89.9

As part of its audit of federal tax returns filed from 1997-2004, the Internal Revenue Service (IRS) challenged the Corporation’s tax position with respect to certain structured leasing transactions and proposed to disallow certain tax deductions and assess related interest and penalties. In November 2011, the Corporation reached a settlement agreement with the IRS Appeals Office regarding all remaining disputed structured leasing transactions.

Included in unrecognized tax benefits at January 1, 2011 were $66.7 million of U.S. federal and state tax positions related to leveraged leasing tax deductions. As a result of the settlement agreement reached in 2011, this balance was fully eliminated as of December 31, 2011. Other unrecognized tax benefits had net decreases of $5.4 million, resulting in a remaining balance of $17.8 million at December 31, 2011. It is possible that changes in the amount of unrecognized tax benefits could occur in the next 12 months due to changes in judgment related to recognition or measurement, settlements with taxing authorities, or expiration of statute of limitations. Management does not believe that future changes, if any, would have a material effect on the consolidated financial position or liquidity of Northern Trust, although they could have a material effect on operating results for a particular period.

GAAP requires a reallocation of lease income from the inception of a leveraged lease if during its term the expected timing of lease related income tax deductions is revised. The impacts of revisions to management’s assumptions are recorded through earnings in the period in which the assumptions change. As a result of the settlement agreement reached in 2011, revisions were made to cash flow estimates regarding the timing and amount of leveraged lease income tax deductions which increased interest income by $7.0 million and reduced the provision for income taxes, inclusive of interest and penalties, by $4.7 million for the year ended December 31, 2011. For the year ended December 31, 2010, revised cash flow estimates regarding the timing and amount of leveraged lease income tax deductions reduced interest income by $.9 million and reduced the provision for income taxes, inclusive of interest and penalties, by $.8 million. For the year ended December 31, 2009, revised cash flow estimates regarding the timing and amount of leveraged lease income tax deductions increased interest income by $1.1 million and increased the provision for income taxes, inclusive of interest and penalties, by $1.5 million.

During the years ended December 31, 2011, 2010, and 2009, ($1.2) million, $.4 million, and $1.9 million of interest and penalties, net of tax, were included in the provision for income taxes. As of December 31, 2011 and 2010, the liability for the potential payment of interest and penalties totaled $9.1 million and $27.1 million, net of tax, respectively.

Pre-tax earnings of non-U.S. subsidiaries are subject to U.S. taxation when effectively repatriated. Northern Trust provides income taxes on the undistributed earnings of non-U.S. subsidiaries, except to the extent that those earnings are indefinitely reinvested outside the U.S. Northern Trust elected to indefinitely reinvest $105.9 million, $102.8 million, and $103.5 million of 2011, 2010, and 2009 earnings, respectively, of certain non-U.S. subsidiaries and, therefore, no U.S. deferred income taxes were recorded on those earnings. As of December 31, 2011, the cumulative amount of undistributed pre-tax earnings in these subsidiaries approximated $677.5 million. Based on the current U.S. federal income tax rate, an additional deferred tax liability of approximately $154.5 million would have been required as of December 31, 2011 if Northern Trust had not elected to indefinitely reinvest those earnings.

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2011	2010	2009
Current Tax Provision:
Federal	$113.6	$220.0	$124.6
State	15.1	21.8	(7.1)
Non-U.S.	54.2	66.4	89.7

Total	182.9	308.2	207.2

Deferred Tax Provision:
Federal	84.0	6.2	162.9
State	11.3	5.2	24.1
Non-U.S.	1.9	.7	(3.2)

Total	97.2	12.1	183.8

Provision for Income Taxes	$280.1	$320.3	$391.0

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2011	2010	2009
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$.6	$(1.2)	$(4.2)
Tax Effect of Other Comprehensive Income	(5.2)	60.0	64.7

Deferred taxes result from temporary differences between the amounts reported in the consolidated financial statements and the tax bases of assets and liabilities. Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31
(In Millions)	2011	2010	2009
Deferred Tax Liabilities:
Lease Financing	$398.2	$382.4	$404.6
Software Development	254.9	197.2	180.8
Accumulated Depreciation	48.6	40.7	16.1
Compensation and Benefits	7.1	23.3	9.7
State Taxes, net	52.4	41.7	34.2
Other Liabilities	137.6	41.1	37.1

Gross Deferred Tax Liabilities	898.8	726.4	682.5

Deferred Tax Assets:
Allowance for Credit Losses	114.5	124.7	118.5
Visa Indemnification	—	8.1	19.7
Other Assets	150.0	51.3	74.1

Gross Deferred Tax Assets	264.5	184.1	212.3

Valuation Reserve	—	—	—
Deferred Tax Assets, net of Valuation Reserve	264.5	184.1	212.3

Net Deferred Tax Liabilities	$634.3	$542.3	$470.2

No valuation allowance related to deferred tax assets was recorded at December 31, 2011, 2010, or 2009, as management believes it is more likely that not that the deferred tax assets will be fully realized. At December 31, 2011, Northern Trust had no net operating loss carryforwards.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits

Note 22 – Employee Benefits

The Corporation and certain of its subsidiaries provide various benefit programs, including defined benefit pension, postretirement health care, and defined contribution plans. A description of each major plan and related disclosures are provided below.

Pension. A noncontributory qualified defined benefit pension plan covers substantially all U.S. employees of Northern Trust. Employees of various European subsidiaries participate in local defined benefit plans, although those plans were closed in prior years to new participants and have been closed to future benefit accruals, effective in 2010.

Northern Trust also maintains a noncontributory supplemental pension plan for participants whose retirement benefit payments under the U.S. plan are expected to exceed the limits imposed by federal tax law. Northern Trust has a nonqualified trust, referred to as a “Rabbi” Trust, used to hold assets designated for the funding of benefits in excess of those permitted in certain of its qualified retirement plans. This arrangement offers participants a degree of assurance for payment of benefits in excess of those permitted in the related qualified plans. As the “Rabbi” Trust assets remain subject to the claims of creditors and are not the property of the employees, they are accounted for as corporate assets and are included in other assets in the consolidated balance sheet. Total assets in the “Rabbi” Trust related to the nonqualified pension plan at December 31, 2011 and 2010 amounted to $71.4 million and $65.9 million, respectively.

Benefit levels under the U.S. qualified and supplemental plans have been modified by Plan Amendments effective April 1, 2012. The amendments reduced the projected benefit obligations for these plans by $7.7 million at December 31, 2011. U.S. qualified and supplemental plan expense in 2012 and future periods will reflect the modified benefit levels.

The following tables set forth the status, amounts included in AOCI, and net periodic pension expense of the U.S. plan, non-U.S. plans, and supplemental plan for 2011, 2010 and 2009. Prior service costs are being amortized on a straight-line basis over 10 years for the U.S. plan and 9 years for the supplemental plan.

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation	$797.6	$659.0	$127.1	$116.1	$89.9	$79.6

Projected Benefit	904.6	762.9	127.1	116.1	100.3	86.9
Plan Assets at Fair Value	1,094.1	982.1	123.3	122.2	–	–

Funded Status at December 31	$189.5	$219.2	$(3.8)	$6.1	$(100.3)	$(86.9)

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	5.02%	5.58%	4.75%	5.50%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	5.28	6.27	N/A	N/A

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2011	2010	2011	2010	2011	2010
Net Actuarial Loss	$490.4	$382.1	$24.8	$16.3	$66.4	$56.5
Prior Service Cost	(4.4)	6.5	–	–	2.7	1.3

Gross Amount in Accumulated Other Comprehensive Income	486.0	388.6	24.8	16.3	69.1	57.8
Income Tax Effect	183.1	142.6	3.7	2.8	26.0	21.1

Net Amount in Accumulated Other Comprehensive Income	$302.9	$246.0	$21.1	$13.5	$43.1	$36.7

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service Cost	$42.8	$37.9	$33.1	$–	$1.8	$3.8	$3.2	$3.2	$2.6
Interest Cost	40.8	36.9	33.4	6.5	6.9	6.7	4.4	4.8	3.9
Expected Return on Plan Assets	(78.8)	(73.2)	(59.7)	(8.3)	(8.3)	(8.1)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	(2.2)	–	–	–	–
Amortization:
Net Loss	26.0	20.0	12.2	.2	.5	1.3	5.6	6.0	3.9
Prior Service Cost	1.6	1.6	1.2	–	–	–	0.4	.1	(.1)

Net Periodic Pension Expense (Benefit)	$32.4	$23.2	$20.2	$(1.6)	$(1.3)	$3.7	$13.6	$14.1	$10.3

Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%	5.58%	6.05%	5.80%	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	4.31	4.15	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	6.27	6.60	6.66	N/A	N/A	N/A

Pension expense for 2012 is expected to include approximately $41.1 million and $.1 million related to the amortization of net loss and prior service cost balances, respectively, from AOCI.

CHANGE IN BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2011	2010	2011	2010	2011	2010
Beginning Balance	$762.9	$642.0	$116.1	$134.4	$86.9	$85.9
Service Cost	42.8	37.9	–	1.8	3.2	3.2
Interest Cost	40.8	36.9	6.5	6.9	4.4	4.8
Actuarial Loss (Gain)	108.8	80.7	8.0	(2.1)	15.4	5.0
Plan Curtailment	–	–	–	(11.4)	–	–
Benefits Paid	(41.3)	(34.6)	(2.5)	(5.9)	(11.3)	(12.0)
Plan Amendment	(9.4)	–	–	–	1.7	–
Foreign Exchange Rate Changes	–	–	(1.0)	(7.6)	–	–

Ending Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2012	$65.6	$1.9	$12.5
2013	71.1	2.0	11.6
2014	71.7	2.2	9.1
2015	75.6	2.6	9.0
2016	78.2	2.8	9.1
2017-2021	400.5	17.5	48.5

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2011	2010	2011	2010
Fair Value of Assets at Beginning of Period	$982.1	$821.9	$122.2	$113.7
Actual Return on Assets	53.3	126.8	4.5	9.3
Employer Contributions	100.0	68.0	–	10.4
Benefits Paid	(41.3)	(34.6)	(2.5)	(5.9)
Foreign Exchange Rate Changes	–	–	(.9)	(5.3)

Fair Value of Assets at End of Period	$1,094.1	$982.1	$123.3	$122.2

The minimum required contribution for the U.S. qualified plan in 2012 is estimated to be zero and the maximum deductible contribution is estimated at $175.0 million.

A total return investment strategy approach is employed for Northern Trust’s U.S. pension plan whereby a mix of U.S. and non-U.S. equities, fixed income and alternative asset investments are used to maximize the long-term return of plan assets for a prudent level of risk. This is accomplished by diversifying the portfolio across various asset classes, with the goal of reducing volatility of return, and among various issuers of securities to reduce principal risk. Northern Trust utilizes an asset/liability methodology to determine the investment policies that will best meet its short and long-term objectives. The process is performed by modeling current and alternative strategies for asset allocation, funding policy and actuarial methods and assumptions. The financial modeling uses projections of expected capital market returns and expected volatility of those returns to determine alternative asset mixes having the greatest probability of meeting the plan’s investment objectives. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The intent of this strategy is to minimize plan expenses by outperforming growth in plan liabilities over the long run.

The target allocation of plan assets since November 2008, by major asset category, is 40% U.S. stocks, 21% non-U.S. stocks, 21% long duration fixed income securities, and 18% alternative investments, split between private equity funds (5%), hedge funds (5%), global real estate (5%) and commodities (3%). Equity investments include common stocks that are listed on an exchange and investments in comingled funds that invest primarily in publicly traded equities. Equity investments are diversified across U.S. and non-U.S. stocks and divided by investment style and market capitalization. Fixed income securities held include U.S. treasury securities and investments in comingled funds that invest in a diversified blend of longer duration fixed income securities. Alternative investments, including private equity, hedge funds, global real estate, and commodities, are used judiciously to enhance long-term returns while improving portfolio diversification. Private equity assets consist primarily of investments in limited partnerships that invest in individual companies in the form of non-public equity or non-public debt positions. Direct or co-investment in non-public stock by the plan is prohibited. The plan’s private equity investments are limited to 20% of the total limited partnership and the maximum allowable loss cannot exceed the commitment amount. The plan holds one investment in a hedge fund of funds, which invests, either directly or indirectly, in a diversified portfolio of funds or other pooled investment vehicles.

Investment in global real estate is designed to provide stable income returns and added diversification based upon the historical low correlation between real estate and equity or fixed income investments. The plan’s global real estate assets consist of one collective index fund that invests in a diversified portfolio of global real estate investments, primarily equity securities.

Commodities also improve portfolio diversification as they tend to react to changing economic fundamentals differently than traditional financial assets. Because commodity prices typically rise with rising inflation, investments in commodities are also likely to provide an offset against inflation. Commodity assets include an investment in one mutual fund that invests in commodity-linked derivative instruments, backed by a portfolio of fixed income securities.

Though not a primary strategy for meeting the plan’s objectives, derivatives may be used from time to time, depending on the nature of the asset class to which they relate, to gain market exposure in an efficient and timely manner, to hedge foreign currency exposure or interest rate risk, or to alter the duration of a portfolio. There were no derivatives held by the plan at December 31, 2011 or 2010.

Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies, and quarterly investment portfolio reviews. Standards used to evaluate the plan’s investment manager performance include, but are not limited to, the achievement of objectives, operation within guidelines and policy, and comparison against a relative benchmark. In addition, each manager of the investment funds held by the plan is ranked against a universe of peers and compared to a relative benchmark. Total plan performance analysis includes an analysis of the market environment, asset allocation impact on performance, risk and return relative to other ERISA plans, and manager impacts upon plan performance.

The following describes the hierarchy of inputs used to measure fair value and the primary valuation methodologies used by Northern Trust for plan assets measured at fair value.

Level 1 – Quoted, active market prices for identical assets or liabilities. The U.S. pension plan’s Level 1 investments include foreign and domestic common stocks and mutual and collective trust funds. Foreign and domestic common stocks are exchange traded and are valued at the closing price reported by the respective exchanges on the day of valuation. Share prices of the funds, referred to as a fund’s Net Asset Value (NAV), are calculated daily based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. The U.S. pension plan’s Level 2 assets include U.S. government securities and mutual and collective trust funds. U.S. government securities are valued by a third party pricing source that incorporates market observable data such as reported sales of similar securities, broker quotes and reference data. The inputs used are based on observable data in active markets. The NAVs of the funds are calculated monthly based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 3 inputs – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. The U.S. pension plan’s Level 3 assets are private equity and hedge funds which invest in underlying groups of investment funds or other pooled investment vehicles that are selected by the respective funds’ investment managers. The investment funds and the underlying investments held by these investment funds are valued at fair value. In determining the fair value of the underlying investments of each fund, the fund’s investment manager or general partner takes into account the estimated value reported by the underlying funds as well as any other considerations that may, in their judgment, increase or decrease such estimated value.

While Northern Trust believes its valuation methods for plan assets are appropriate and consistent with other market participants, the use of different methodologies or assumptions, particularly as applied to Level 3 assets, could have a material effect on the computation of their estimated fair values.

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2011 and 2010.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$195.7	$197.7	$–	$393.4
Non-U.S.	139.7	35.0	–	174.7
Fixed Income – U.S. Government	–	292.1	–	292.1
Alternative Investments
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Global Real Estate Fund	–	38.1	–	38.1
Commodity Linked Fund	34.3	–	–	34.3
Cash and Other	86.8	–	–	86.8

Total Assets at Fair Value	$456.5	$562.9	$74.7	$1,094.1

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$185.2	$221.7	$–	$406.9
Non-U.S.	169.9	40.6	–	210.5
Fixed Income – U.S. Government	–	207.8	–	207.8
Alternative Investments
Private Equity Funds	–	–	33.5	33.5
Hedge Fund	–	–	29.7	29.7
Global Real Estate Fund	–	41.6	–	41.6
Commodity Linked Fund	39.3	–	–	39.3
Cash and Other	12.8	–	–	12.8

Total Assets at Fair Value	$407.2	$511.7	$63.2	$982.1

The following table presents the changes in Level 3 assets for the year ended December 31, 2011 and 2010.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2011	2010	2011	2010
Fair Value at January 1,	$33.5	$28.8	$29.7	$28.7
Actual Return on Plan Assets	7.8	2.9	(0.5)	1.0
Purchases	7.0	4.5	–	–
Sales	(2.8)	(2.7)	–	–
Settlements	–	–	–	–

Fair Value at December 31,	$45.5	$33.5	$29.2	$29.7

Note: The return on plan assets represents the change in the unrealized gain (or loss) on assets still held at December 31.

A building block approach is employed for Northern Trust’s U.S. pension plan in determining the long-term rate of return for plan assets. Historical markets and long-term historical relationships between equities, fixed income and other asset classes are studied using the widely-accepted capital market principle that assets with higher volatility generate a greater return over the long-run. Current market factors such as inflation expectations and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio rate of return is established with consideration given to diversification and rebalancing. The rate is reviewed against peer data and historical returns to verify the return is reasonable and appropriate. Based on this approach and the plan’s target asset allocation, the expected long-term rate of return on assets as of the plan’s December 31, 2011 measurement date was set at 8.00%.

Postretirement Health Care. Northern Trust maintains an unfunded postretirement health care plan. Employees retiring at age 55 or older under the provisions of the U.S. defined benefit plan who have attained 15 years of service may be eligible for subsidized postretirement health care coverage. The cost of this benefit is no longer subsidized by Northern Trust for new employee hires or employees who were under age 40 at December 31, 2002, employees who have not attained 15 years of service by their termination date and employees who were not at least age 55 with at least 15 years of service on December 31, 2011. The provisions of this plan may be changed further at the discretion of Northern Trust, which also reserves the right to terminate these benefits at any time.

The following tables set forth the postretirement health care plan status and amounts included in AOCI at December 31, the net periodic postretirement benefit cost of the plan for 2011 and 2010, and the change in the accumulated postretirement benefit obligation during 2011 and 2010.

PLAN STATUS

(In Millions)	2011	2010
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$31.8	$29.4
Actives Eligible for Benefits	22.7	14.9
Actives Not Yet Eligible	–	7.0

Net Postretirement Benefit Liability	$54.5	$51.3

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2011	2010
Net Actuarial Loss	$10.9	$13.0
Prior Service Benefit	(8.0)	(13.0)

Gross Amount in Accumulated Other Comprehensive Income	2.9	–
Income Tax Effect	1.1	–

Net Amount in Accumulated Other Comprehensive Income	$1.8	$–

NET PERIODIC POSTRETIREMENT BENEFIT EXPENSE

(In Millions)	2011	2010	2009
Service Cost	$.4	$.8	$1.7
Interest Cost	2.8	2.8	3.7
Amortization
Net Loss	1.6	2.0	.5
Transition Obligation	–	–	.5
Prior Service Benefit	(5.2)	(5.2)	(.1)

Net Periodic Postretirement Benefit Expense	$(.4)	$.4	$6.3

CHANGE IN ACCUMULATED POSTRETIREMENT

BENEFIT OBLIGATION

(In Millions)	2011	2010
Beginning Balance	$51.3	$49.9
Service Cost	.4	.8
Interest Cost	2.8	2.8
Actuarial Loss (Gain)	(.2)	(.6)
Gross Benefits Paid	(.4)	(2.1)
Medicare Subsidy	.6	.5
Plan Change	–	–

Ending Balance	$54.5	$51.3

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS	EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT
2012	$3.7	$(.6)
2013	4.2	(.7)
2014	4.5	(.8)
2015	4.6	(.9)
2016	4.7	(1.0)
2017-2021	22.4	(5.0)

Net periodic postretirement benefit expense for 2012 is expected to include approximately $1.1 million related to the amortization from AOCI of the net loss, and to be decreased by $5.0 million related to the amortization from AOCI of the prior service benefit.

The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 4.75% at December 31, 2011 and 5.50% at December 31, 2010. For measurement purposes, an 8.50% annual increase in the cost of covered medical benefits and a 9.00% annual increase in the cost of covered prescription drug benefits were assumed for 2011. These rates are assumed to gradually decrease until they reach 5.00% in 2018 for medical and 2019 for prescription drugs. The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$2.2	$(2.5)
Effect on Total Service and Interest Cost Components	.1	(.1)

Defined Contribution Plans. The Corporation and its subsidiaries maintain various defined contribution plans covering substantially all employees. The Corporation’s contribution includes a matching component and a component contingent upon predetermined corporate performance-based objectives being met. The expense associated with defined contribution plans is charged to employee benefits and totaled $39.3 million in 2011, $46.5 million in 2010, and $47.0 million in 2009.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Share-Based Compensation Plans

Note 23 – Share-Based Compensation Plans

Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity based compensation granted to employees within the income statement using a fair value-based method.

Total compensation expense for share-based payment arrangements and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2011	2010	2009
Stock Options	$34.1	$27.6	$27.9
Stock and Stock Unit Awards	36.2	25.1	19.7
Performance Stock Units	—	—	(22.2)

Total Share-Based Compensation Expense	$70.3	$52.7	$25.4
Tax Benefits Recognized	$26.5	$19.3	$9.3

As of December 31, 2011, there was $122.5 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Corporation’s stock-based compensation plans. That cost is expected to be recognized as expense over a weighted-average period of approximately 3 years. Share-based compensation expense in 2009 includes the reversal of accruals related to performance stock units granted in 2008 and 2007 which were not expected to vest.

The Amended and Restated Northern Trust Corporation 2002 Stock Plan (the Plan) is administered by the Compensation and Benefits Committee (Committee) of the Board of Directors. All employees of the Corporation and its subsidiaries and all directors of the Corporation are eligible to receive awards under the Plan. The Plan provides for the grant of stock options, stock appreciation rights, stock awards, stock units and performance shares. As detailed below, grants are outstanding under both the Plan and The Northern Trust Corporation Amended 1992 Incentive Stock Plan (1992 Plan), a predecessor plan. The total number of shares of the Corporation’s common stock authorized for issuance under the Plan is 40,000,000. As of December 31, 2011, shares available for future grant under the Plan totaled 12,423,266.

The following describes Northern Trust’s share-based payment arrangements and applies to awards under the Plan and the 1992 Plan, as applicable.

Stock Options. Stock options consist of options to purchase common stock at prices not less than 100% of the fair value thereof on the date the options are granted. Options have a maximum ten-year life and generally vest and become exercisable in one to four years after the date of grant. In addition, all options may become exercisable upon a “change of control” as defined in the Plan or the 1992 Plan. All options terminate at such time as determined by the Committee and as provided in the terms and conditions of the respective option grants.

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2011	2010	2009
Expected Term (in Years)	7.7	7.4	6.8
Dividend Yield	4.56%	4.38%	3.51%
Expected Volatility	43.2	41.5	40.7
Risk Free Interest Rate	2.94	2.64	2.46

The expected term of options represents the period of time options granted are expected to be outstanding based primarily on the historical exercise behavior attributable to previous option grants. Dividend yield represents the estimated yield from dividends paid on the Corporation’s common stock over the expected term of the options. Expected volatility is determined based on the historical daily volatility of Northern Trust’s stock price over the most recent period equal to the expected term of the option. The risk free interest rate is based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

The following table provides information about stock options granted, vested, and exercised in the years ended December 31.

(In Millions, Except Per Share Information)	2011	2010	2009
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$15.26	$14.45	$16.94
Grant-Date Fair Value of Stock Options Vested	27.9	26.7	18.4
Stock Options Exercised:
Intrinsic Value as of Exercise Date	1.5	5.0	11.3
Cash Received	5.4	16.9	38.9
Tax Deduction Benefits Realized	.5	1.7	3.6

The following is a summary of changes in nonvested stock options for the year ended December 31, 2011.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2010	4,735,065	$15.89
Granted	2,380,933	15.26
Vested	(1,713,989)	16.30
Forfeited or Cancelled	(53,662)	15.43

Nonvested at December 31, 2011	5,348,347	$15.48

A summary of the status of stock options under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2010	16,407,354	$53.78
Granted	2,380,933	51.73
Exercised	(149,385)	38.66
Forfeited, Expired or Cancelled	(1,637,487)	66.65

Options Outstanding, December 31, 2011	17,001,415	$52.39	5.0	$9.1

Options Exercisable, December 31, 2011	11,653,068	$51.80	3.5	$9.0

Stock and Stock Unit Awards. Stock or stock unit awards may be granted by the Committee to participants which entitle them to receive a payment in the Corporation’s common stock or cash under the terms of the Plan and such other terms and conditions as the Committee deems appropriate. Each stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The stock units granted in 2011 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date. Stock and stock unit grants totaled 995,176, 1,223,539, and 646,549, with weighted average grant-date fair values of $50.79, $50.67, and $56.07 per share, for the years ended December 31, 2011, 2010, and 2009, respectively. The total fair value of shares vested during the years ended December 31, 2011, 2010, and 2009, was $7.1 million, $19.1 million, and $25.6 million, respectively.

A summary of the status of outstanding stock and stock unit awards under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2010	2,144,510	$118.8
Granted	995,176
Distributed	(179,812)
Forfeited	(45,309)

Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6

Units Convertible, December 31, 2011	105,498	$4.2

The following is a summary of nonvested stock and stock unit awards at December 31, 2011, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2010	2,038,244	$54.41	2.7
Granted	995,176	50.79
Vested	(179,044)	66.81
Forfeited	(45,309)	54.99

Nonvested at December 31, 2011	2,809,067	$52.33	2.4

Director Stock Awards. In 2011, stock units with a total value of $1.1 million (22,188 stock units) that vest on the date of the 2012 annual meeting of the Corporation’s stockholders were granted to non-employee directors. In 2010, stock units with a total value of $1.1 million (21,131 stock units) that vested on the date of the 2011 annual meeting of the Corporation’s stockholders were granted to non-employee directors. Stock units granted to non-employee directors do not have voting rights. Each stock unit entitles a director to one share of common stock at vesting, unless a director elects to defer receipt of the shares. Directors may elect to defer the payment of their annual stock unit grant and cash-based compensation until termination of services as director. Amounts deferred are converted into stock units representing shares of common stock of the Corporation. Distributions of deferred stock units are made in stock. Distributions of the stock unit account that relate to cash-based compensation are made in cash based on the fair value of the stock units at the time of distribution.

Cash-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Cash-Based Compensation Plans

Note 24 – Cash-Based Compensation Plans

Various incentive plans provide for cash incentives and bonuses to selected employees based upon accomplishment of corporate net income objectives, business unit goals, and individual performance. The estimated contributions to these plans are charged to compensation expense and totaled $176.7 million in 2011, $168.4 million in 2010, and $168.9 million in 2009.

Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingent Liabilities

Note 25 – Contingent Liabilities

Legal Proceedings. In the normal course of business, the Corporation and its subsidiaries are routinely defendants in or parties to a number of pending and threatened legal actions, including, but not limited to, actions brought on behalf of various claimants or classes of claimants, regulatory matters, employment matters, and challenges from tax authorities regarding the amount of taxes due. In certain of these actions and proceedings, claims for substantial monetary damages or adjustments to recorded tax liabilities are asserted.

Based on current knowledge, after consultation with legal counsel and after taking into account current accruals, management does not believe that losses, if any, arising from pending litigation or threatened legal actions or regulatory matters will have a material adverse effect on the consolidated financial position or liquidity of the Corporation, although such matters could have a material adverse effect on the Corporation’s operating results for a particular period.

Under GAAP, (i) an event is “probable” if the “future event or events are likely to occur”; (ii) an event is “reasonably possible” if “the chance of the future event or events occurring is more than remote but less than likely”; and (iii) an event is “remote” if “the chance of the future event or events occurring is slight”. Thus, references to the upper end of the range of reasonably possible loss for cases in which the Corporation is able to estimate a range of reasonably possible loss mean the upper end of the range of loss for cases for which the Corporation believes the risk of loss is more than remote.

For the reasons set out in this paragraph, the outcome of some matters is inherently difficult to predict and/or the range of loss cannot be reasonably estimated. This may be the case in matters that (i) will be decided by a jury, (ii) are in early stages, (iii) involve uncertainty as to the likelihood of a class being certified or the ultimate size of the class, (iv) are subject to appeals or motions, (v) involve significant factual issues to be resolved, including with respect to the amount of damages, or (vi) seek very large damages based on novel and complex damage and liability legal theories. Accordingly, the Corporation cannot reasonably estimate the eventual outcome of these pending matters, the timing of their ultimate resolution, or what the eventual loss, fines or penalties, if any, related to each pending matter will be.

In accordance with applicable accounting guidance, the Corporation records accruals for litigation and regulatory matters when those matters present loss contingencies that are both probable and reasonably estimable. When loss contingencies are not both probable and reasonably estimable, the Corporation does not record accruals. No material accruals have been recorded for pending litigation or threatened legal actions or regulatory matters.

For a limited number of the matters for which a loss is reasonably possible in future periods, whether in excess of an accrued liability or where there is no accrued liability, the Corporation is able to estimate a range of possible loss. As of December 31, 2011, the Corporation has estimated the upper end of the range of reasonably possible losses for these matters to be approximately $32 million in the aggregate. This aggregate amount of reasonably possible loss is based upon currently available information and is subject to significant judgment and a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimated range will change from time to time, and actual results will vary significantly from the current estimate.

In certain other pending matters, there may be a range of reasonably possible losses (including reasonably possible losses in excess of amounts accrued) that cannot be reasonably estimated for the reasons described above. The following is a description of the nature of certain of these matters.

As previously disclosed, a number of participants in our securities lending program, which is associated with the Corporation’s asset servicing business, have commenced either individual lawsuits or putative class actions in which they claim, among other things, that we failed to exercise prudence in the investment management of the collateral received from the borrowers of the securities, resulting in losses that they seek to recover. The cases assert various contractual, statutory and common law claims, including claims for breach of fiduciary duty under common law and under the Employee Retirement Income Security Act (ERISA). Based on our review of these matters, we believe we operated our securities lending program prudently and appropriately. The Corporation has also been cooperating fully with an SEC investigation related to our securities lending program. At this stage of these proceedings, it is not possible for management to assess the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On August 24, 2010, a lawsuit (hereinafter referred to as the “Securities Class Action”) was filed in federal court in the Northern District of Illinois against the Corporation and three of its present or former officers, including the present and former Chief Executive Officers of the Corporation, on behalf of a purported class of purchasers of Corporation stock during the period from October 17, 2007 to October 20, 2009. The amended complaint alleges that during the purported class period the defendants violated Sections 10(b) and 20(a) of the Exchange Act by allegedly taking insufficient provisions for credit losses with respect to the Corporation’s real estate loan portfolio and failing to make sufficient disclosures regarding its securities lending business. Plaintiff seeks compensatory damages in an unspecified amount. At this stage of the suit, it is not possible for management to assess the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On September 7, 2010, a shareholder derivative lawsuit, purportedly brought on behalf of the Corporation, was filed in the Circuit Court of Cook County, Illinois against a number of the Corporation’s current and former officers and directors. The Corporation is named as a nominal defendant. The complaint asserts that the individual defendants violated their fiduciary duties to the Corporation based upon substantially the same allegations made in the Securities Class Action complaint. Certain individual defendants are also alleged to have sold some of their holdings of Northern Trust Corporation stock while in possession of material nonpublic information. Plaintiff seeks compensatory damages in an unspecified amount from the individual defendants on behalf of the Corporation. The only relief sought against the Corporation is an order requiring the implementation of certain corporate governance procedures. On December 20, 2011, the court granted the Corporation’s motion to dismiss the derivative lawsuit but gave plaintiff leave to file an amended complaint. Plaintiff elected, instead, to enter into an agreed order staying the derivative suit until the judge in the Securities Class Action rules on the Corporation’s motion to dismiss that complaint.

Visa Membership. Northern Trust, as a member of Visa U.S.A. Inc. (Visa U.S.A.) and in connection with the 2007 initial public offering of Visa, Inc. (Visa), received shares of restricted stock in Visa, a portion of which was redeemed pursuant to a mandatory redemption. The proceeds of the redemption totaled $167.9 million and were recorded as a gain in 2008. The remaining Visa shares held by Northern Trust are recorded at their original cost basis of zero and have restrictions as to their sale or transfer.

Northern Trust, in conjunction with other member banks of Visa U.S.A., is obligated to indemnify Visa for losses resulting from certain indemnified litigation involving Visa and has been required to recognize, at its estimated fair value in accordance with GAAP, a guarantee liability arising from such litigation that has not yet settled.

During 2007, Northern Trust recorded charges and corresponding liabilities of $150 million relating to Visa indemnified litigation. Subsequently, Visa established an escrow account to cover the settlements of, or judgments in, indemnified litigation. The fundings by Visa of its escrow account have resulted in reductions of Northern Trust’s Visa related indemnification liability and of the future realization of the value of outstanding shares of Visa common stock held by Northern Trust as a member bank of Visa U.S.A. Reductions of Northern Trust’s indemnification liability totaling $23.1 million, $33.0 million, and $17.8 million were recorded in 2011, 2010, and 2009, respectively, which combined with a $76.1 million reduction recorded in 2008, fully eliminated the indemnification liability as of December 31, 2011. Northern Trust’s net Visa related indemnification liability totaled $23.1 million at December 31, 2010.

While the ultimate resolution of outstanding Visa related litigation is highly uncertain and the estimation of any potential losses is highly judgmental, Northern Trust anticipates that the value of its remaining shares of Visa stock will be more than adequate to offset any remaining indemnification obligations related to Visa litigation.

Contingent Purchase Consideration. As discussed in further detail in Note 11 – Goodwill and Other Intangibles, in connection with the acquisitions consummated in 2011, contingent consideration was recorded relating to certain performance-related purchase price adjustments. The fair value of the contingent consideration at December 31, 2011 totaled $56.8 million.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments

Note 26 – Derivative Financial Instruments

Northern Trust is a party to various derivative financial instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts.

Northern Trust’s primary risks associated with these instruments is the possibility that interest rates, foreign exchange rates, or credit spreads could change in an unanticipated manner, resulting in higher costs or a loss in the underlying value of the instrument. These risks are mitigated by establishing limits, monitoring the level of actual positions taken against such established limits, and monitoring the level of any interest rate sensitivity gaps created by such positions. When establishing position limits, market liquidity and volatility, as well as experience in each market, are all taken into account.

The estimated credit risk associated with derivative instruments relates to the failure of the counterparty and the failure of Northern Trust to pay based on the contractual terms of the agreement, and is generally limited to the unrealized fair value gains and losses on these instruments, respectively. The amount of credit risk will increase or decrease during the lives of the instruments as interest rates, foreign exchange rates, or credit spreads fluctuate. This risk is controlled by limiting such activity to an approved list of counterparties and by subjecting such activity to the same credit and quality controls as are followed in lending and investment activities. Credit Support Annex agreements are currently in place with a number of counterparties which mitigate the aforementioned credit risk associated with derivative activity conducted with those counterparties by requiring that significant net unrealized fair value gains be supported by collateral placed with Northern Trust.

All derivative financial instruments, whether designated as hedges or not, are recorded on the consolidated balance sheet at fair value within other assets or other liabilities. As noted in the discussions below, the manner in which changes in the fair value of a derivative is accounted for in the consolidated statement of income depends on whether the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. Derivative assets and liabilities recorded on the consolidated balance sheet were each reduced by $2,023.6 million and $1,818.2 million as of December 31, 2011 and 2010, respectively, as a result of master netting agreements in place. Derivative assets and liabilities recorded at December 31, 2011 also reflect reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties. This compares with reductions of derivative assets and liabilities of $2,622.3 million and $2,962.2 million, respectively, at December 31, 2010. Additional cash collateral received from and deposited with derivative counterparties totaling $72.3 million and $47.8 million, respectively, of as of December 31, 2011, and $9.9 million and $.5 million, respectively, as of December 31, 2010, were not offset against derivative assets and liabilities on the consolidated balance sheet as the amounts exceeded the net derivative positions with those counterparties.

Certain master netting agreements Northern Trust enters into with derivative counterparties contain credit-risk-related contingent features in which the counterparty has the option to declare Northern Trust in default and accelerate cash settlement of the net derivative liabilities with the counterparty in the event Northern Trust’s credit rating falls below specified levels. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position was $.2 billion and $3.3 billion on December 31, 2011 and 2010, respectively. Cash collateral amounts deposited with derivative counterparties on those dates included $.1 billion and $2.9 billion, respectively, posted against these liabilities, resulting in a net maximum amount of termination payments that could have been required at December 31, 2011 and 2010 of $121.6 million and $387.1 million, respectively. Accelerated settlement of these liabilities would not have a material effect on the consolidated financial position or liquidity of Northern Trust.

Foreign Exchange Contracts are agreements to exchange specific amounts of currencies at a future date, at a specified rate of exchange. Foreign exchange contracts are entered into primarily to meet the foreign exchange needs of clients. Foreign exchange contracts are also used for trading purposes and risk management. For risk management purposes, Northern Trust currently uses foreign exchange contracts to reduce its exposure to changes in foreign exchange rates relating to certain forecasted non-functional currency denominated revenue and expenditure transactions, foreign currency denominated assets and liabilities, and net investments in non-U.S. affiliates.

Interest Rate Contracts include swap, option, and forward contracts. Interest rate swap contracts involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Northern Trust enters into interest rate swap contracts on behalf of its clients and also utilizes such contracts to reduce or eliminate the exposure to changes in the cash flows or fair value of hedged assets or liabilities due to changes in interest rates. Interest rate option contracts consist of caps, floors, and swaptions, and provide for the transfer or reduction of interest rate risk in exchange for a fee. Northern Trust enters into option contracts primarily as a seller of interest rate protection to clients. Northern Trust receives a fee at the outset of the agreement for the assumption of the risk of an unfavorable change in interest rates. This assumed interest rate risk is then mitigated by entering into an offsetting position with an outside counterparty. Northern Trust may also purchase option contracts for risk management purposes. Northern Trust enters into interest rate forward contracts to lend funds to a potential borrower at a specified interest rate within a specified period of time. These forward contracts are derivative instruments if the loans that will result from the exercise of the commitments will be held for sale.

Credit Default Swap Contracts are agreements to transfer credit default risk from one party to another in exchange for a fee. Northern Trust enters into credit default swaps with outside counterparties where the counterparty agrees to assume the underlying credit exposure of a specific Northern Trust commercial loan or loan commitment.

Client-Related and Trading Derivative Instruments. In excess of 97% of Northern Trust’s derivatives outstanding at December 31, 2011 and 2010, measured on a notional value basis, relate to client-related and trading activities. These activities consist principally of providing foreign exchange services to clients in connection with Northern Trust’s global custody business. However, in the normal course of business, Northern Trust also engages in trading of currencies for its own account.

The following table shows the notional amounts of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit-related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2011			DECEMBER 31, 2010
(In Millions)	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY
Foreign Exchange Contracts	$239,901.3	$3,062.1	$2,959.8	$242,007.1	$5,747.9	$5,729.9
Interest Rate Option Contracts	100.5	—	—	126.1	.1	.1
Interest Rate Swap Contracts	4,570.4	188.7	184.6	4,301.7	151.2	148.4
Total	$244,572.2	$3,250.8	$3,144.4	$246,434.9	$5,899.2	$5,878.4

Changes in the fair value of client-related and trading derivative instruments are recognized currently in income. The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)		DECEMBER 31, 2011	DECEMBER 31, 2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$324.5	$382.2
Interest Rate Swap Contracts	Security Commissions and Trading Income	5.9	9.3
Total		$330.4	$391.5

Risk Management Instruments. Northern Trust uses derivative instruments to hedge its exposure to foreign currency, interest rate, and credit risk. Certain hedging relationships are formally designated and qualify for hedge accounting under GAAP as fair value, cash flow, or net investment hedges. Other derivatives that are entered into for risk management purposes as economic hedges are not formally designated as hedges and, therefore, are accounted for as trading instruments.

In order to qualify for hedge accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in designated hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. If a derivative ceases to be highly effective, matures, is sold, or is terminated, or if a hedged forecasted transaction is no longer expected to occur, hedge accounting is terminated and the derivative is treated as if it were a trading instrument.

The following table identifies the types and classifications of derivative instruments designated as hedges and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$2,172.0	$2.6	$46.8	$860.0	$4.8	$14.9
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,100.0	147.0	.5	1,100.0	129.8	.4
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	932.9	9.4	27.2	935.3	19.3	15.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,554.7	12.0	1.5	1,390.1	13.0	18.3

Total			$5,759.6	$171.0	$76.0	$4,285.4	$166.9	$48.5

In addition to the above, Sterling denominated debt, totaling $241.2 million and $241.8 million at December 31, 2011 and 2010, respectively, was designated as a hedge of the foreign exchange risk associated with the net investment in certain non-U.S. affiliates.

Derivatives are designated as fair value hedges to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recorded currently in income.

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2011 and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)			DECEMBER 31, 2011	DECEMBER 31, 2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	(56.6)	(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	194.4	78.8
Total			137.8	65.5

Northern Trust applies the “shortcut” method of accounting, available under GAAP, to substantially all of its fair value hedges, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item as the gain or loss. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether the hedging relationships are highly effective at inception and on an ongoing basis. There were $.3 million and $.2 million of changes recorded in the fair values of outstanding hedged items for such “long-haul” hedges during the years ended December 31, 2011 and 2010, respectively. There was $.9 million and $.1 million ineffectiveness recorded during the years ended December 31, 2011 and 2010, respectively, and no ineffectiveness recorded during the year ended December 31, 2009, for available for sale investment securities, senior notes, and subordinated debt.

Derivatives are also designated as cash flow hedges in order to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of such derivatives is recognized in AOCI, a component of stockholders’ equity, and there is no change to the accounting for the hedged item. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. There was no ineffectiveness recognized in earnings for cash flow hedges during the years ended December 31, 2011, 2010 or 2009. As of December 31, 2011, twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2011 and 2010.

	2011	2010
(In Millions)	FOREIGN EXCHANGE CONTRACTS	FOREIGN EXCHANGE CONTRACTS
Net Gain/(Loss) Recognized in AOCI	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	.6	7.2
Other Operating Income	(.1)	.2
Interest Income	(1.2)	1.7
Interest Expense	0	.1
Compensation	3.0	(8.2)
Employee Benefits	.9	(2.1)
Equipment and Software Expense	0	(.1)
Occupancy Expense	.5	(1.1)
Other Operating Expense	1.9	(4.0)

Total	$5.6	$(6.3)

During the year ended December 31, 2011 and 2010, none and $6.3 million, respectively, of net foreign exchange contract losses were reclassified into earnings as a result of the discontinuance of cash flow hedges as it was no longer probable that the original forecasted transactions would occur. It is estimated that a net loss of $10.3 million will be reclassified into earnings within the next twelve months relating to cash flow hedges.

Certain foreign exchange contracts and qualifying nonderivative instruments are designated as net investment hedges to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses of the hedged net investment. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness. As a result, no ineffectiveness was recorded for these hedges during the year ended December 31, 2011, 2010 or 2009. Amounts recorded in AOCI are reclassified to earnings only upon the sale or liquidation of an investment in a non-U.S. branch or subsidiary.

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2011 and 2010.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2011	2010
Foreign Exchange Contracts	$25.2	$40.6
Sterling Denominated Subordinated Debt	.5	9.8
Sterling Denominated Senior Debt	0	10.5

Total	$25.7	$60.9

Derivatives not formally designated as hedges under GAAP are entered into for the purpose of managing the foreign currency risk of non-U.S. dollar denominated assets and liabilities, forecasted foreign currency denominated transactions and the credit risk and interest rate risk of loans and loan commitments. The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$60.5	$.7	$.1	$149.5	$–	$2.8
Loan Commitments	Forward Contracts	Interest Rate	0	0	.0	14.3	.5	.2
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	127.3	2.1	2.6	616.1	12.3	16.2
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	84.3	1.3	.3	60.6	.1	.9
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	63.5	.4	.2	61.3	.2	.8

Total			$335.6	4.5	$3.2	$901.8	13.1	$20.9

Changes in the fair value of derivative instruments not formally designated as hedges are recognized currently in income. The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

		2011	2010
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$.9	$(1.7)
Forward Contracts	Other Operating Income	.2	.3
Foreign Exchange Contracts	Other Operating Income	(7.0)	(19.7)

Total		$(5.9)	$(21.1)

Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Financial Instruments

Note 27 – Off-Balance Sheet Financial Instruments

Commitments and Letters of Credit. Northern Trust, in the normal course of business, enters into various types of commitments and issues letters of credit to meet the liquidity and credit enhancement needs of its clients. The contractual amounts of these instruments represent the potential credit exposure should the instrument be fully drawn upon and the client default. To control the credit risk associated with entering into commitments and issuing letters of credit, Northern Trust subjects such activities to the same credit quality and monitoring controls as its lending activities.

Commitments and letters of credit consist of the following:

Legally Binding Commitments to Extend Credit generally have fixed expiration dates or other termination clauses. Since a significant portion of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future loans or liquidity requirements.

Commercial Letters of Credit are instruments issued by Northern Trust on behalf of its clients that authorize a third party (the beneficiary) to draw drafts up to a stipulated amount under the specified terms and conditions of the agreement. Commercial letters of credit are issued primarily to facilitate international trade.

Standby Letters of Credit obligate Northern Trust to meet certain financial obligations of its clients, if, under the contractual terms of the agreement, the clients are unable to do so. These instruments are primarily issued to support public and private financial commitments, including commercial paper, bond financing, initial margin requirements on futures exchanges, and similar transactions. Northern Trust is obligated to meet the entire financial obligation of these agreements and in certain cases is able to recover the amounts paid through recourse against collateral received or other participants.

The following table shows the contractual amounts of commitments and letters of credit.

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31
(In Millions)	2011	2010
Legally Binding Commitments to Extend Credit*	$28,702.2	$27,229.5
Standby Letters of Credit**	$4,293.4	$4,344.7
Commercial Letters of Credit	23.4	32.8

* These amounts exclude $.5 billion and $1.6 billion of commitments participated to others at December 31, 2011 and 2010, respectively.

** These amounts include $608.2 million and $602.3 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2011 and 2010, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2011 and 20 months at December 31, 2010.

Other Off-Balance Sheet Financial Instruments. As part of securities custody activities and at the direction of clients, Northern Trust lends securities owned by clients to borrowers who are reviewed and approved by the Senior Credit Committee. Borrowers are required to fully collateralize securities received with cash or marketable securities. As securities are loaned, collateral is maintained at a minimum of 100 percent of the fair value of the securities plus accrued interest, with revaluations of the collateral performed on a daily basis. In connection with these activities, Northern Trust has issued certain indemnifications to clients against loss that is a direct result of a borrower’s failure to return securities when due, should the value of such securities exceed the value of the collateral required to be posted. The amount of securities loaned as of December 31, 2011 and 2010 subject to indemnification was $74.4 billion and $74.9 billion, respectively. Because of the credit quality of the borrowers and the requirement to fully collateralize securities borrowed, management believes that the exposure to credit loss from this activity is not significant and, therefore, no liability has been recorded relating to the indemnifications provided.

The Bank is a participating member of various cash, securities, and foreign exchange clearing and settlement organizations such as The Depository Trust Company in New York. It participates in these organizations on behalf of its clients and on its own behalf as a result of its own activities. A wide variety of cash and securities transactions are settled through these organizations, including those involving obligations of states and political subdivisions, asset-backed securities, commercial paper, dollar placements, and securities issued by the Government National Mortgage Association.

As a result of its participation in cash, securities, and foreign exchange clearing and settlement organizations, the Bank could be responsible for a pro rata share of certain credit-related losses arising out of the clearing activities. The method in which such losses would be shared by the clearing members is stipulated in each clearing organization’s membership agreement. Credit exposure related to these agreements varies from day to day, primarily as a result of fluctuations in the volume of transactions cleared through the organizations. The estimated credit exposure at December 31, 2011 and 2010 was $80 million and $68 million, respectively, based on the membership agreements and clearing volume for those days. Controls related to these clearing transactions are closely monitored by management to protect the assets of Northern Trust and its clients.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities

Note 28 – Variable Interest Entities

Variable Interest Entities (VIEs) are defined within GAAP as entities which either have a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance a VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, subordinated fee arrangements, or certain types of derivative contracts, are variable interest holders in the entity and the variable interest holder, if any, that has both the power to direct the activities that most significantly impact the entity and a variable interest that could potentially be significant to the entity is deemed to be the VIE’s primary beneficiary and is required to consolidate the VIE.

Leveraged Leases. In leveraged leasing transactions, Northern Trust acts as lessor of the underlying asset subject to the lease and typically funds 20% of the asset’s cost via an equity ownership in a trust with the remaining 80% provided by third party non-recourse debt holders. In such transactions, the trusts, which are VIEs, are created to provide the lessee use of the property with substantially all of the rights and obligations of ownership. The lessee’s maintenance and operation of the leased property has a direct effect on the fair value of the underlying property, and the lessee also has the ability to increase the benefits it can receive and limit the losses it can suffer by the manner in which it uses the property. As a result, Northern Trust has determined that it is not the primary beneficiary of these VIEs given it lacks the power to direct the activities that most significantly impact the economic performance of the VIEs.

Northern Trust’s maximum exposure to loss as a result of its involvement with the leveraged lease trust VIEs is limited to the carrying amounts of its leveraged lease investments. As of December 31, 2011 and 2010, the carrying amounts of these investments, which are included in loans and leases in the consolidated balance sheet, were $714.5 million and $782.3 million, respectively. Northern Trust’s funding requirements relative to the VIEs are limited to its invested capital. Northern Trust has no other liquidity arrangements or obligations to purchase assets of the VIEs that would expose Northern Trust to a loss.

Tax Credit Structures. Northern Trust invests in affordable housing projects that are designed to generate a return primarily through the realization of tax credits. The affordable housing projects are formed as limited partnerships and LLCs, and Northern Trust typically invests as a limited partner/investor member in the form of equity contributions. The economic performance of the affordable housing projects, which are deemed to be VIEs, is driven by the performance of their underlying investment projects as well as the VIEs’ ability to operate in compliance with the rules and regulations necessary for the qualification of tax credits generated by equity investments. Northern Trust has determined that it is not the primary beneficiary of any affordable housing projects as it lacks the power to direct the activities that most significantly impact the economic performance of the underlying project or to affect the VIEs’ ability to operate in compliance with the rules and regulations necessary for the qualification of tax credits generated by equity investments. This power is held by the general partners and managing members who exercise full and exclusive control of the operations of the VIEs.

Northern Trust’s maximum exposure to loss as a result of its involvement with the affordable housing projects is limited to the carrying amounts of its investments and any unfunded commitments. As of December 31, 2011 and 2010, the carrying amounts of these investments, which are included in other assets in the consolidated balance sheet, were $264.9 million and $265.4 million, respectively. As of December 31, 2011 and 2010, liabilities related to unfunded commitments, which are included in other liabilities in the consolidated balance sheet, were $44.5 million and $35.5 million, respectively. Northern Trust’s funding requirements are limited to its invested capital and any additional unfunded commitments for future equity contributions. Northern Trust has no other liquidity arrangements or obligations to purchase assets of the affordable housing projects that would expose it to a loss.

Trust Preferred Securities. As discussed in further detail in Note 13 – Floating Rate Capital Debt, in 1997, Northern Trust issued Floating Rate Capital Securities, Series A and Series B, through NTC Capital I and NTC Capital II, respectively, statutory business trusts wholly-owned by the Corporation. The sole assets of the trusts are Subordinated Debentures of the Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. NTC Capital I and NTC Capital II are considered VIEs; however, as the sole asset of each trust is a receivable from the Corporation and the proceeds to the Corporation from the receivable exceed the Corporation’s investment in the VIEs’ equity shares, the Corporation is not permitted to consolidate the trusts, even though the Corporation owns all of the voting equity shares of the trusts, has fully guaranteed the trusts’ obligations, and has the right to redeem the preferred securities in certain circumstances. Northern Trust recognizes the subordinated debentures on its consolidated balance sheet as long-term liabilities.

Investment Funds. Northern Trust acts as asset manager for various funds in which clients of Northern Trust are investors. As an asset manager of funds, the Corporation earns a competitively priced fee that is based on assets managed and that varies with each fund’s investment objective. Based on its analysis, Northern Trust has determined that it is not the primary beneficiary of these VIEs under GAAP.

In November 2011, Northern Trust purchased $90 million of securities at par from three investment funds (Funds). The net assets held by the Funds as of December 31, 2011 totaled $16.5 billion. The securities were purchased to avoid the risk of the Funds being downgraded which could force certain holders to liquidate their investments. Northern Trust incurred a pre-tax charge of $2 million in connection with these actions and has no further obligations related to these actions as of December 31, 2011. Any potential future support would be evaluated based upon the specific facts and circumstances and with careful consideration as to the potential impact on Northern Trust’s ability to maintain its well-capitalized status and meet its operational needs.

Under GAAP, the above actions reflect Northern Trust’s implicit interest in the credit risk of the affected Funds. Implicit interests are required to be considered when determining the primary beneficiary of a variable interest entity. The Funds were designed to create and pass to investors interest rate and credit risk. In determining whether Northern Trust is the primary beneficiary of these Funds, an expected loss calculation based on the characteristics of the underlying investments in the Funds is used to estimate the expected losses related to interest rate and credit risk, while also considering the relative rights and obligations of each of the variable interest holders. This analysis concluded that interest rate risk is the primary driver of expected losses within the Funds. As such, Northern Trust has determined that it is not the primary beneficiary of the Funds and is not required to consolidate them within its consolidated balance sheet. As Northern Trust has no current plans to provide any support additional to that which is noted above, the maximum exposure to loss from its implicit interest in the Funds is $88.4 million, which represents the fair value of the securities acquired from the Funds as of December 31, 2011.

In 2008, Northern Trust entered into CSAs with certain investment funds (CSA Funds) which held notes, asset backed securities, and other instruments whose values had been adversely impacted by widening risk premiums and liquidity spreads and significant rating agency downgrades. Northern Trust entered into the CSAs to assist the CSA Funds in maintaining net asset values of $1.00 in order to provide financial stability to the CSA Funds and investors in the CSA Funds. The CSAs also allowed the registered funds to hold assets that had fallen to below investment grade, thus avoiding a forced sale in an inactive market.

In 2009, all CSAs expired in connection with the final settlements of covered securities, and as such, Northern Trust’s maximum exposure to loss as of December 31, 2009 was zero. During 2009, final cash payments totaling $204.8 million were made under the CSAs and reductions of other operating expenses totaling $109.3 million were recorded to reflect the difference between the actual cash payments made and the recorded liability as of December 31, 2008. However, under prior accounting standards the CSA Funds were considered VIEs and the CSAs reflected Northern Trust’s implicit variable interest in the credit risk of the affected CSA Funds. The CSA Funds were designed to create and pass to investors interest rate and credit risk. In determining whether Northern Trust was the primary beneficiary of the CSA Funds during the period in which the CSAs were in place, expected loss calculations based on the characteristics of the underlying investments in the CSA Funds were used to estimate the expected losses related to interest rate and credit risk, while also considering the relative rights and obligations of each of the variable interest holders. These analyses concluded that interest rate risk was the primary driver of expected losses within the CSA Funds. As such, Northern Trust determined that it was not the primary beneficiary of the CSA Funds and was not required to consolidate them within its consolidated balance sheet.

Pledged and Restricted Assets	12 Months Ended
Dec. 31, 2011
Pledged and Restricted Assets

Note 29 – Pledged and Restricted Assets

Certain of Northern Trust’s subsidiaries, as required or permitted by law, pledge assets to secure public and trust deposits, repurchase agreements, Federal Home Loan Bank borrowings, and for other purposes. On December 31, 2011, securities and loans totaling $27.9 billion ($21.5 billion of government sponsored agency and other securities, $460.2 million of obligations of states and political subdivisions, and $6.0 billion of loans), were pledged. Collateral required for these purposes totaled $4.8 billion. Included in the total pledged assets are available for sale securities with a total fair value of $1.2 billion which were pledged as collateral for agreements to repurchase securities sold transactions. The secured parties to these transactions have the right to repledge or sell these securities.

Northern Trust is permitted to repledge or sell collateral accepted from agreements to resell securities purchased transactions. The total fair value of accepted collateral as of December 31, 2011 was $74.7 million. There was no repledged or sold collateral as of December 31, 2011.

Deposits maintained to meet Federal Reserve Bank reserve requirements averaged $429.9 million in 2011.

Restrictions on Subsidiary Dividends and Loans or Advances	12 Months Ended
Dec. 31, 2011
Restrictions on Subsidiary Dividends and Loans or Advances

Note 30 – Restrictions on Subsidiary Dividends and Loans or Advances

Provisions of state and federal banking laws restrict the amount of dividends that can be paid to the Corporation by its banking subsidiaries. Under applicable state and federal laws, at a minimum no dividends may be paid in an amount greater than the net or undivided profits (as defined by regulatory agencies) then on hand, subject to other applicable and potentially more restrictive laws that may vary from state to state. Federal Reserve Board rules provide that no state bank that is a Federal Reserve System member may declare or pay a dividend if the total of all dividends declared during the calendar year, including the proposed dividend, exceeds its net profits for that year, combined with its retained net profits for the preceding two years, unless the dividend has been approved by the Federal Reserve Board. The Bank is subject to this requirement. The Bank is also prohibited under federal law from paying any dividends if the Bank is undercapitalized or if the payment of the dividends would cause the Bank to become undercapitalized. In addition, the federal regulatory agencies are authorized to prohibit a bank or bank holding company from engaging in an unsafe or unsound banking practice. The payment of dividends could, depending on the financial condition of the Bank, be deemed to constitute an unsafe or unsound practice. In addition, state laws may restrict to different degrees the amount of dividends that may be paid without state regulatory approval. Based on these restrictions, the Corporation’s banking subsidiaries, without regulatory approval, could declare dividends during 2012 equal to their 2012 eligible net profits (as defined by regulatory agencies) plus $1.26 billion. The ability of each banking subsidiary to pay dividends to the Corporation may be further restricted going forward as a result of regulatory policies and guidelines, including regulations issued pursuant to the Dodd-Frank Act, relating to dividend payments and capital adequacy.

On November 22, 2011, the Federal Reserve Board issued a final rule implementing the requirement of the Dodd-Frank Act that top-tier bank holding companies domiciled in the U.S. with total consolidated assets of $50 billion or more, including the Corporation, submit annual capital plans to the Federal Reserve Board for review. Under the final rule, the Federal Reserve Board will annually evaluate institutions’ capital adequacy, internal capital adequacy assessment processes, and their plans to make capital distributions, such as dividend payments or stock repurchases. The Federal Reserve Board will approve dividend increases or other capital distributions only for companies whose capital plans are approved by supervisors and are able to demonstrate sufficient financial strength to operate as successful financial intermediaries under stressed macroeconomic and financial market scenarios, after making the desired capital distributions.

State and federal laws limit the transfer of funds by the Bank to the Corporation and certain of its affiliates in the form of loans or extensions of credit, investments, derivative transactions, repurchase agreements, reverse repurchase agreements, securities lending or borrowing transactions or purchases of assets. Transfers of this kind to the Corporation or a nonbanking subsidiary by the Bank are each limited to 10% of the Bank’s capital and surplus with respect to each affiliate and to 20% in the aggregate, and are also subject to certain collateral requirements and other restrictions on covered transactions. These transactions, as well as other transactions between the Bank and the Corporation or its affiliates, must also be on terms substantially the same as, or at least as favorable as, those prevailing at the time for comparable transactions with non-affiliated companies or, in the absence of comparable transactions, on terms, or under circumstances, including credit standards, that would be offered to, or would apply to, non-affiliated companies.

Business Units and Related Information	12 Months Ended
Dec. 31, 2011
Business Units and Related Information

Note 31 – Business Units and Related Information

Northern Trust is organized around its two principal client-focused business units, C&IS and PFS. Investment management services and products are provided to the clients of these business units and to other U.S. and non-U.S. clients by NTGI. Operating and systems support is provided to each of the business units by the O&T business unit. The revenue and expenses of NTGI are fully allocated to C&IS and PFS. The revenue and expenses of O&T are fully allocated to C&IS, PFS, and Treasury and Other.

C&IS and PFS results are presented to promote a greater understanding of their financial performance. The information, presented on an internal management-reporting basis as opposed to GAAP which is used for consolidated financial reporting purposes, derives from internal accounting systems that support Northern Trust’s strategic objectives and management structure. The accounting policies used for management reporting are consistent with those described in Note 1 – Summary of Significant Accounting Policies.

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2011, 2010, and 2009.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,196.4	$1,175.1	$1,236.8
Other	485.4	522.7	571.3
Net Interest Income (FTE)*	282.5	271.8	416.0

Revenue (FTE)*	1,964.3	1,969.6	2,224.1
Provision for Credit Losses	(20.5)	(16.1)	30.7
Noninterest Expense	1,522.4	1,328.9	1,200.6

Income before Income Taxes*	462.4	656.8	992.8
Provision for Income Taxes*	168.3	222.4	350.8

Net Income	$294.1	$434.4	$642.0

Percentage of Consolidated Net Income	49%	65%	74%

Average Assets	$47,533.7	$38,749.3	$38,117.1

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$973.1	$906.8	$847.0
Other	128.5	133.3	138.7
Net Interest Income (FTE)*	613.7	591.8	538.1

Revenue (FTE)*	1,715.3	1,631.9	1,523.8
Provision for Credit Losses	75.5	176.1	184.3
Noninterest Expense	1,214.9	1,103.0	1,044.6

Income before Income Taxes*	424.9	352.8	294.9
Provision for Income Taxes*	168.7	132.8	112.4

Net Income	$256.2	$220.0	$182.5

Percentage of Consolidated Net Income	42%	33%	21%

Average Assets	$23,861.5	$23,564.5	$24,534.8

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
Other Noninterest Income	$(22.6)	$(8.9)	$(6.7)
Net Interest Income (FTE)*	153.1	94.2	85.9

Revenue (FTE)*	130.5	85.3	79.2
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	117.0	99.0	89.3

Income before Income Taxes*	36.6	19.3	7.7
Provision (Benefit) for Income Taxes*	(16.7)	4.2	(32.0)

Net Income	$53.3	$15.1	$39.7

Percentage of Consolidated Net Income	9%	2%	5%

Average Assets	$20,552.7	$13,694.4	$11,662.3

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,169.5	$2,081.9	$2,083.8
Other	591.3	647.1	703.3
Net Interest Income (FTE)*	1,049.3	957.8	1,040.0

Revenue (FTE)*	3,810.1	3,686.8	3,827.1
Provision for Credit Losses	55.0	160.0	215.0
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	2,854.3	2,530.9	2,334.5

Income before Income Taxes*	923.9	1,028.9	1,295.4
Provision for Income Taxes*	320.3	359.4	431.2

Net Income	$603.6	$669.5	$864.2

Average Assets	$91,947.9	$76,008.2	$74,314.2

* Stated on an FTE basis. The consolidated figures include $40.2 million, $39.1 million, and $40.2 million, of FTE adjustment for 2011, 2010, and 2009, respectively.

Northern Trust’s international activities are centered in the global custody, treasury management, foreign exchange, asset servicing, asset management, and commercial banking businesses. The operations of Northern Trust are managed on a business unit basis and include components of both U.S and non-U.S. source income and assets. Non-U.S. source income and assets are not separately identified in Northern Trust’s internal management reporting system. However, Northern Trust is required to disclose non-U.S. activities based on the domicile of the customer. Due to the complex and integrated nature of Northern Trust’s activities, it is impossible to segregate with precision revenues, expenses and assets between U.S. and non-U.S. domiciled customers. Therefore, certain subjective estimates and assumptions have been made to allocate revenues, expenses and assets between U.S. and non-U.S. operations.

For purposes of this disclosure, all foreign exchange trading income has been allocated to non-U.S. operations. Interest expense is allocated to non-U.S. operations based on specifically matched or pooled funding. Allocations of indirect noninterest expenses related to non-U.S. activities are not significant, but when made, are based on various methods such as time, space, and number of employees.

The table below summarizes international performance based on the allocation process described above without regard to guarantors or the location of collateral. The U.S. performance includes the impacts of benefits totaling $23.1 million, $33.0 million, and $17.8 million recorded in 2011, 2010 and 2009, respectively, from reductions in the Visa indemnification liability.

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE*	INCOME BEFORE INCOME TAXES	NET INCOME
2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

2009
Non-U.S.	$19,253.2	$1,086.9	$445.4	$305.8
U.S.	62,888.3	2,700.0	809.8	558.4

Total	$82,141.5	$3,786.9	$1,255.2	$864.2

* Revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements

Note 32 – Regulatory Capital Requirements

Northern Trust and its U.S. subsidiary banks are subject to various regulatory capital requirements administered by the federal bank regulatory authorities. Under these requirements, banks must maintain specific ratios of total and tier 1 capital to risk-weighted assets and of tier 1 capital to average quarterly assets in order to be classified as “well capitalized.” The regulatory capital requirements impose certain restrictions upon banks that meet minimum capital requirements but are not “well capitalized” and obligate the federal bank regulatory authorities to take “prompt corrective action” with respect to banks that do not maintain such minimum ratios. Such prompt corrective action could have a direct material effect on a bank’s financial statements.

As of December 31, 2011 and 2010, Northern Trust’s U.S. subsidiary banks had capital ratios above the level required for classification as a “well capitalized” institution and had not received any regulatory notification of a lower classification. Additionally, Northern Trust’s subsidiary banks located outside the U.S. are subject to regulatory capital requirements in the jurisdictions in which they operate. As of December 31, 2011 and 2010, Northern Trust’s non-U.S. banking subsidiaries had capital ratios above their specified minimum requirements. On October 1, 2011, the Corporation merged its national bank subsidiary, Northern Trust, NA, and federal savings bank, Northern Trust Bank, FSB, with and into the Bank.

There are no conditions or events since December 31, 2011 that management believes have adversely affected the capital categorization of any Northern Trust subsidiary bank.

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2011 or 2010 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065	14.2%	$5,667	10.0%
The Northern Trust Company	7,763	13.8	5,631	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,105	12.5	3,400	6.0
The Northern Trust Company	6,603	11.7	3,378	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	7,105	7.3	4,865	5.0
The Northern Trust Company	6,603	6.8	4,852	5.0
AS OF DECEMBER 31, 2010
Total Capital to Risk-Weighted Assets
Consolidated	$8,036	15.6%	$5,147	10.0%
The Northern Trust Company	6,440	16.2	3,978	10.0
Northern Trust, NA	1,461	13.9	1,050	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,977	13.6	3,088	6.0
The Northern Trust Company	5,293	13.3	2,387	6.0
Northern Trust, NA	1,301	12.4	630	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,977	8.8	3,983	5.0
The Northern Trust Company	5,293	8.0	3,323	5.0
Northern Trust, NA	1,301	10.8	602	5.0

The current risk-based capital guidelines that apply to the Corporation and the Bank, commonly referred to as Basel I, are based upon the 1988 capital accord of the International Basel Committee on Banking Supervision (Basel Committee), a committee of central banks and bank supervisors, as implemented by the Federal Reserve Board.

The Corporation also is subject to the Basel II framework for risk-based capital adequacy. The U.S. bank regulatory agencies have issued final rules with respect to implementation of the Basel II framework. Under the final Basel II rules, the Corporation is one of a small number of “core” banking organizations. As a result, the Corporation and the Bank will be required to use the advanced approaches under Basel II for calculating risk-based capital related to credit risk and operational risk, instead of the methodology reflected in the regulations effective prior to adoption of Basel II. The rules also require core banking organizations to have rigorous processes for assessing overall capital adequacy in relation to their total risk profiles, and to publicly disclose certain information about their risk profiles and capital adequacy.

The Corporation has for several years been preparing to comply with the advanced approaches of the Basel II framework. The Corporation is also addressing issues related to implementation timing differences between the U.S. and other jurisdictions, to ensure that the Corporation and its depository institution subsidiaries comply with regulatory requirements and expectations in all jurisdictions where they operate.

In December 2010, the Basel Committee released its final framework for strengthening international capital and liquidity regulation, known as Basel III. The Basel III calibration and phase-in arrangements were previously endorsed by the Seoul G20 Leaders Summit in November 2010, and will be subject to individual adoption by member nations, including the U.S. The federal banking agencies could implement changes to the current capital adequacy standards applicable to the Corporation and the Bank in light of Basel III.

Northern Trust Corporation (Corporation only)	12 Months Ended
Dec. 31, 2011
Northern Trust Corporation (Corporation only)

Note 33 – Northern Trust Corporation (Corporation only)

Condensed financial information is presented below. Investments in wholly-owned subsidiaries are carried on the equity method of accounting.

CONDENSED BALANCE SHEET	DECEMBER 31
(In Millions)	2011	2010
ASSETS
Cash on Deposit with Subsidiary Bank	$6.5	$6.8
Time Deposits with Subsidiary Banks	1,269.2	1,561.2
Securities	97.1	118.2
Advances to Wholly-Owned Subsidiaries – Banks	1,035.0	285.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	6,890.6	6,855.1
– Nonbank	152.6	121.2
Buildings and Equipment	3.4	3.4
Other Assets	373.3	339.5

Total Assets	$9,832.7	$9,295.4

LIABILITIES
Long-Term Debt	$2,126.7	$1,896.1
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	311.8	292.1

Total Liabilities	2,715.4	2,465.1
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920.0
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)

Total Stockholders’ Equity	7,117.3	6,830.3

Total Liabilities and Stockholders’ Equity	$9,832.7	$9,295.4

CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2011	2010	2009
OPERATING INCOME
Dividends – Bank Subsidiaries	$500.0	$–	$410.0
– Nonbank Subsidiaries	5.1	67.2	25.6
Intercompany Interest and Other Charges	19.8	11.4	10.1
Interest and Other Income	13.3	6.9	13.7

Total Operating Income	538.2	85.5	459.4
OPERATING EXPENSES
Interest Expense	66.9	50.8	45.7
Other Operating Expenses	12.6	15.4	(93.2)

Total Operating Expenses	79.5	66.2	(47.5)

Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	458.7	19.3	506.9
Benefit (Expense) for Income Taxes	24.8	23.0	(25.0)

Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	483.5	42.3	481.9
Equity in Undistributed Net Income of Subsidiaries – Banks	71.0	636.9	364.7
– Nonbank	49.1	(9.7)	17.6

Net Income	$603.6	$669.5	$864.2

Net Income Applicable to Common Stock	$603.6	$669.5	$753.1

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2011	2010	2009
OPERATING ACTIVITIES:
Net Income	$603.6	$669.5	$864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(120.1)	(620.9)	(382.2)
Decrease in Prepaid Expenses	.2	1.2	2.0
Client Support-Related Charges (Benefit)	—	—	(109.3)
Capital Support Agreement Payments	—	—	(204.8)
Increase (Decrease) in Accrued Income Taxes	28.5	61.8	283.6
Other, net	(41.2)	(13.3)	20.4

Net Cash Provided by Operating Activities	471.0	98.3	473.9

INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	292.1	(77.2)	(268.0)
Purchases of Securities – Available for Sale	(91.4)	(109.7)	—
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	105.4	4.7	411.8
Net Increase in Capital Investments in Subsidiaries	(.5)	(204.8)	(42.0)
Advances to Wholly-Owned Subsidiaries	(750.0)	—	—
Other, net	—	(.9)	(7.9)

Net Cash Provided by (Used in) Investing Activities	(444.4)	(387.9)	93.9

FINANCING ACTIVITIES:
Net Increase in Senior Notes	250.0	497.2	500.0
Proceeds from Common Stock Issuance	—	—	834.1
Redemption of Preferred Stock – Series B	—	—	(1,576.0)
Cash Dividends Paid on Preferred Stock	—	—	(46.6)
Repurchase of Warrant to Purchase Common Stock	—	—	(87.0)
Treasury Stock Purchased	(79.0)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net	.1	1.2	23.8

Net Cash Provided by (Used in) Financing Activities	(27.0)	289.9	(583.8)

Net Change in Cash on Deposit with Subsidiary Bank	(.4)	.3	(16.0)
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.8	6.5	22.5

Cash on Deposit with Subsidiary Bank at End of Year	$6.4	$6.8	$6.5

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and various other wholly-owned subsidiaries of the Corporation and Bank. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of their acquisition. Certain prior year balances have been reclassified consistent with the current year’s presentation.

Nature of Operations

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenues from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, asset management, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; wealth management and family office services; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately held businesses in its target markets. PFS services are delivered through a network of offices in 18 U.S. states as well as offices in London and Guernsey.

Use of Estimates in the Preparation of Financial Statements

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation

D. Foreign Currency Remeasurement and Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for buildings and equipment which are remeasured at exchange rates in effect at the date of acquisition. Results from remeasurement of asset and liability accounts are reported in other operating income as currency translation gains (losses), net. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

Marketable Securities

E. Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Nonmarketable Securities primarily consist of Federal Reserve and Federal Home Loan Bank stock and affordable housing investments which are recorded in other assets on the consolidated balance sheet. Federal Reserve and Federal Home Loan Bank stock are reported at cost, which represents redemption value. Affordable housing investments, which are discussed in further detail in Note 28, are reported at cost using the effective yield method and amortized over the lives of the related tax credits.

Other-Than-Temporary Impairment (OTTI). A security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If an OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

F. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

Derivative Financial Instruments

G. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within Changes in Derivative Instrument Gains/Losses, net.

Changes in the fair value of client-related and trading derivative instruments, which are not designated hedges under GAAP, are recognized currently in either foreign exchange trading income or security commissions and trading income. Changes in the fair value of derivative instruments entered into for risk management purposes but not designated as hedges are recognized currently in other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of fair value hedges are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of a cash flow hedge is recognized in AOCI. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness.

Fair value, cash flow, and net investment hedge derivatives are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, as well as a description of the method for assessing hedge effectiveness at inception and on an ongoing basis. For hedges that do not qualify for the “shortcut” method of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, is terminated or sold, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading income or security commissions and trading income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

Loans and Leases

H. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Loans and leases are disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined as the level at which management develops and documents a systematic methodology to determine the allowance for credit losses. Northern Trust has defined its segments as commercial and personal. A class of loans and leases is a subset of a segment, the components of which have similar risk characteristics, measurement attributes, or risk monitoring method. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loan Classification. Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized as other income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded commitments relating to loans that are not held for sale are recorded in other liabilities and are carried at the amount of unamortized fees with an allowance for credit loss liability recognized for any estimated probable losses.

Interest Income. Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Past due status is based on how long after the contractual due date a principal or interest payment is received. For disclosure purposes, loans that are 29 days past due or less are shown as current. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income of the current period and the loan is classified as nonperforming. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt. Management’s assessment of indicators of loan and lease collectability, and its policies relative to the recognition of interest income, including the suspension and subsequent resumption of income recognition, do not meaningfully vary between loan and lease classes. Nonperforming loans are returned to performing status when factors indicating doubtful collectability no longer exist. Factors considered in returning a loan to performing status are consistent across all classes of loans and leases and, in accordance with regulatory guidance, relate primarily to expected payment performance. Loans are eligible to be returned to performing status when: (i) no principal or interest that is due is unpaid and repayment of the remaining contractual principal and interest is expected or (ii) the loan has otherwise become well-secured (possessing realizable value sufficient to discharge the debt, including accrued interest, in full) and is in the process of collection (through action reasonably expected to result in debt repayment or restoration to a current status in the near future). A loan that has not been brought fully current may be restored to performing status provided there has been a sustained period of repayment performance (generally a minimum of six months) by the borrower in accordance with the contractual terms, and Northern Trust is reasonably assured of repayment within a reasonable period of time. Additionally, a loan that has been formally restructured so as to be reasonably assured of repayment and performance according to its modified terms may be returned to accrual status, provided there was a well-documented credit evaluation of the borrower’s financial condition and prospects of repayment under the revised terms and there has been a sustained period of repayment performance (generally a minimum of six months) under the revised terms.

Impaired Loans. A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are identified through ongoing credit management and risk rating processes, including the formal review of past due and watch list credits. Payment performance and delinquency status are critical factors in identifying impairment for all loans and leases, particularly those within the residential real estate, private client and personal-other classes. Other key factors considered in identifying impairment of loans and leases within the commercial and institutional, non-U.S., lease financing, and commercial-other classes relate to the borrower’s ability to perform under the terms of the obligation as measured through the assessment of future cash flows, including consideration of collateral value, market value, and other factors. A loan is also considered to be impaired if its terms have been modified as a concession resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring (TDR). All troubled debt restructurings are considered impaired loans in the calendar year of their restructuring. In subsequent years, a troubled debt restructuring may cease being classified as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain classified as impaired. Impairment is measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific allowance is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures in accordance with applicable accounting standards. Northern Trust’s accounting policies for impaired loans are consistent across all classes of loans and leases.

Premiums and Discounts. Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted, deferred and amortized over the life of the related loan as an adjustment to the loan’s yield.

Direct Financing and Leverage Leases. Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income.

Allowance for Credit Losses

I. Allowance for Credit Losses. The allowance for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the allowance for credit losses. In determining the level of the allowance, Northern Trust evaluates the allowance necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is an allowance with the following components:

Specific Allowance. The amount of specific allowance is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific allowance, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are generally obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Allowance. The amount of inherent loss allowance is based primarily on factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Allowance Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Northern Trust’s policies relative to the charging-off of uncollectible loans and leases are consistent across both loan and lease segments. Determinations as to whether an uncollectible loan is charged-off or a specific reserve is established are based on management’s assessment as to the level of certainty regarding the amount of loss. The provision for credit losses, which is charged to income, is the amount necessary to adjust the allowance for credit losses to the level determined to be appropriate through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the allowance for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the estimated amount that will be funded. Factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the allowance assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the allowance assigned to unfunded loan commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

Standby Letters of Credit

J. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income on the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

Buildings and Equipment

K. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed on the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

Other Real Estate Owned (OREO)

L. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is typically based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified at the time of acquisition of such properties are charged against the allowance for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expenses.

Goodwill and Other Intangible Assets

M. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

Assets Under Custody and Assets Under Management

N. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

Trust, Investment and Other Servicing Fees

O. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. As of September 30, 2010, securities in the mark-to-market fund had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenues.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

Client Security Settlement Receivable

P. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

Income Taxes

Q. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Cash Flow Statements	R. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.
Pension and Other Postretirement Benefits

S. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension benefits are reported in other assets and unfunded pension and postretirement benefit liabilities are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

Share-Based Compensation Plans

T. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity-based compensation granted to employees within the consolidated income statement using a fair-value-based method. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the expected volatility of Northern Trust’s stock price over a period equal to the expected term of the options, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation as historical forfeitures have not been significant. Share-based compensation is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units on a current basis prior to vesting and distribution. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

Net Income Per Common Share

U. Net Income Per Common Share. Basic net income per common share is computed by dividing net income/loss applicable to common stock by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income applicable to common stock and potential common shares by the aggregate of the weighted average number of common shares outstanding during the period and common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In a period of a net loss, diluted net income per common share is calculated in the same manner as basic net income per common share.

Northern Trust has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, Northern Trust calculates net income applicable to common stock using the two-class method, whereby net income is allocated between common stock and participating securities.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by fair value hierarchy level.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Non-U.S. Government	–	173.7	–	–	173.7
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	2,160.5	–	–	2,160.5

Total	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	.7	–	–	.7

Total	–	3,426.3	–	(2,243.7)	1,182.6

All Other	71.4	35.1	–	–	106.5

Total	71.4	3,461.4	–	(2,243.7)	1,289.1

Total Assets at Fair Value	4,100.8	29,454.2	178.3	(2,243.7)	31,489.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	.1	–	–	.1

Total	–	3,223.6	–	(2,281.0)	942.6

All Other	–	–	100.6	–	100.6

Total Liabilities at Fair Value	$–	$3,223.6	$100.6	$(2,281.0)	$1,043.2

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$658.4	$–	$–	$–	$658.4
Obligations of States and Political Subdivisions	–	36.3	–	–	36.3
Government Sponsored Agency	–	11,970.7	–	–	11,970.7
Corporate Debt	–	2,554.0	–	–	2,554.0
Non-U.S. Government	–	440.6	–	–	440.6
Residential Mortgage-Backed	–	254.6	–	–	254.6
Other Asset-Backed	–	1,605.7	–	–	1,605.7
Certificates of Deposit	–	1,402.5	–	–	1,402.5
Auction Rate	–	–	367.8	–	367.8
Other	–	611.3	–	–	611.3

Total	658.4	18,875.7	367.8	–	19,901.9

Trading Account	–	6.8	–	–	6.8

Total	658.4	18,882.5	367.8	–	19,908.7

Other Assets
Derivatives
Foreign Exchange Contracts	–	5,792.8	–	–	5,792.8
Interest Rate Swaps	–	285.8	–	–	285.8
Interest Rate Options	–	.1	–	–	.1
Forward Contracts	–	.5	–	–	.5

Total	–	6,079.2	–	(4,770.9)	1,308.3

All Other	65.9	37.4	–	–	103.3

Total	65.9	6,116.6	–	(4,770.9)	1,411.6

Total Assets at Fair Value	724.3	24,999.1	367.8	(4,770.9)	21,320.3

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	5,781.3	–	–	5,781.3
Interest Rate Swaps	–	163.7	–	–	163.7
Interest Rate Options	–	.1	–	–	.1
Credit Default Swaps	–	2.8	–	–	2.8
Forward Contracts	–	.2	–	–	.2

Total	–	5,948.1	–	(4,106.4)	1,841.7

All Other	–	–	58.6	–	58.6

Total Liabilities at Fair Value	$–	$5,948.1	$58.6	$(4,106.4)	$1,900.3

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Changes in Level 3 Assets

The following presents the changes in Level 3 assets for the years ended December 31, 2011 and 2010.

	AUCTION RATE SECURITIES
(In Millions)	2011	2010
Fair Value at January 1	$367.8	$427.7
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(10.7)	(3.7)
Gains (Losses) Included in Other Comprehensive Income	(19.0)	(7.2)
Purchases, Issuances, Sales, and Settlements
Sales	(1.5)	(.3)
Settlements	(158.3)	(48.7)

Fair Value at December 31	$178.3	$367.8

Changes in Level 3 Liabilities

The following presents the changes in Level 3 liabilities for the years ended December 31, 2011 and 2010.

	OTHER LIABILITIES
(In Millions)	2011	2010
Fair Value at January 1	$58.6	$94.4
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(.6)	(4.5)
Included in Other Comprehensive Income	–	–
Purchases, Issuances, Sales, and Settlements
Issuances	68.4	3.4
Settlements	(25.8)	(34.7)

Fair Value at December 31	100.6	$58.6
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31	$–	$–

Assets Measure at Fair Value on Nonrecurring Basis

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2011 and 2010, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2011
Loans (1)	$–	$–	$64.3	$64.3
Other Real Estate Owned (2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1
December 31, 2010

Loans (1)	$–	$–	$72.4	$72.4
Other Real Estate Owned (2)	–	–	13.5	13.5

Total Assets at Fair Value	$–	$–	$85.9	$85.9

(1) Northern Trust provided an additional $11.3 million and $22.5 million of specific allowances to reduce the fair value of these loans during the years ended December 31, 2011 and 2010, respectively.

(2) Northern Trust charged $1.5 million and $4.9 million through other operating expenses during the years ended December 31, 2011 and 2010, respectively, to reduce the fair values of these Other Real Estate Owned (OREO) properties.

Book and Fair Values of Financial Instruments

The following table summarizes the fair values of financial instruments.

	DECEMBER 31
	2011		2010
(In Millions)	BOOK VALUE	FAIR VALUE	BOOK VALUE	FAIR VALUE
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$2,818.0	$2,818.0
Federal Funds Sold and Resell Agreements	121.3	121.3	160.1	160.1
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	15,351.3	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	10,924.6	10,924.6
Securities
Available for Sale	30,192.5	30,192.5	19,901.9	19,901.9
Held to Maturity	799.2	817.1	922.2	941.8
Trading Account	8.0	8.0	6.8	6.8
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	26,747.8	26,814.2
Held for Sale	9.3	9.3	2.2	2.2
Client Security Settlement Receivables	778.3	778.3	701.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	185.5	185.5
Affordable Housing Investments	290.8	290.8	265.4	265.4
All Other	106.5	106.5	103.3	103.3
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	43,751.2	24,810.3	24,810.3
Savings Certificates and Other Time	3,058.3	3,065.5	3,913.0	3,929.7
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	35,472.4	35,472.4
Federal Funds Purchased	815.3	815.3	3,691.7	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	954.4	954.4
Other Borrowings	931.5	931.5	347.7	347.7
Senior Notes	2,126.7	2,197.3	1,896.1	1,936.5
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	1,148.7	1,177.2
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	1,532.5	1,613.5
Floating Rate Capital Debt	276.9	211.6	276.9	223.2
Other Liabilities
Financial Guarantees	43.8	43.8	58.6	58.6
Contingent Consideration	56.8	56.8	—	—
Loan Commitments	28.9	28.9	32.4	32.4
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	25.2	25.2	44.9	44.9
Liabilities	31.8	31.8	51.4	51.4
Interest Rate Swaps
Assets	149.6	149.6	134.6	134.6
Liabilities	47.3	47.3	15.3	15.3
Credit Default Swaps
Assets	.7	.7	–	–
Liabilities	.1	.1	2.8	2.8
Forward Contracts
Assets	–	–	.5	.5
Liabilities	–	–	.2	.2
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	5,747.9	5,747.9
Liabilities	2,959.8	2,959.8	5,729.9	5,729.9
Interest Rate Swaps
Assets	188.7	188.7	151.2	151.2
Liabilities	184.6	184.6	148.4	148.4
Interest Rate Option
Assets	–	–	.1	.1
Liabilities	–	–	.1	.1

Securities (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale

Securities Available for Sale. The following tables summarize the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$—	$4,029.4
Obligations of States and Political Subdivisions	14.9	.9	—	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Non-U.S. Government Debt	173.7	—	—	173.7
Residential Mortgage-Backed	196.1	—	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	.2	.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	2,150.2	12.8	2.5	2,160.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$667.2	$1.0	$9.8	$658.4
Obligations of States and Political Subdivisions	35.4	.9	–	36.3
Government Sponsored Agency	11,937.0	47.0	13.3	11,970.7
Corporate Debt	2,547.7	7.8	1.5	2,554.0
Non-U.S. Government Debt	440.6	–	–	440.6
Residential Mortgage-Backed	308.0	.9	54.3	254.6
Other Asset-Backed	1,606.5	1.5	2.3	1,605.7
Certificates of Deposit	1,402.5	–	–	1,402.5
Auction Rate	357.0	14.2	3.4	367.8
Other	610.8	4.2	3.7	611.3

Total	$19,912.7	$77.5	$88.3	$19,901.9

Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity

Securities Held to Maturity. The following tables summarize the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$.1	$553.9
Government Sponsored Agency	156.8	4.3	.1	161.0
Other	113.0	.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$635.0	$26.2	$.4	$660.8
Government Sponsored Agency	169.3	4.6	.2	173.7
Other	117.9	–	10.6	107.3

Total	$922.2	$30.8	$11.2	$941.8

Securities Continuous Unrealized Loss Position

The following tables provide information regarding securities that have been in a continuous unrealized loss position for less than 12 months, and for 12 months or longer, as of December 31, 2011 and December 31, 2010.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$.1	$—	$—	$2.7	$.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Residential Mortgage-Backed	4.7	.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	.3	—	—	1,019.9	.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	634.9	4.3	144.9	9.1	779.8	13.4

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2010	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$492.9	$9.8	$–	$–	$492.9	$9.8
Obligations of States and Political Subdivisions	3.0	–	3.2	.4	6.2	.4
Government Sponsored Agency	980.7	11.0	328.7	2.5	1,309.4	13.5
Corporate Debt	930.6	1.1	475.2	.4	1,405.8	1.5
Residential Mortgage-Backed	–	–	248.8	54.3	248.8	54.3
Other Asset-Backed	513.5	2.2	27.0	.1	540.5	2.3
Auction Rate	77.6	3.3	.7	.1	78.3	3.4
Other	482.2	6.8	36.5	7.5	518.7	14.3

Total	$3,480.5	$34.2	$1,120.1	$65.3	$4,600.6	$99.5

Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type

Information regarding amortized cost, weighted average ultimate default rates, and loss severity rates for the December 31, 2011 non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2011
			LOSS SEVERITY RATES
(In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$24.0	14.7%	38.6%	66.0%	51.1%
Alt-A	32.9	41.9	54.3	70.6	68.2
Subprime	105.2	51.7	67.1	85.4	73.3
2nd Lien	34.0	33.8	98.7	100.0	99.4

Total Non-Agency Residential Mortgage-Backed Securities	$196.1	42.2%	38.6%	100.0%	74.2%

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities

The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2011, 2010 and 2009.

	DECEMBER 31,
(In Millions)	2011	2010	2009
Changes in Other-Than-Temporary Impairment Losses*	$(1.1)	$(.8)	$(93.4)
Noncredit-related Losses Reclassified from OCI**	$(22.2)	(20.4)	66.7

Net Impairment Losses Recognized in Earnings	$(23.3)	(21.2)	(26.7)

* For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

** For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Credit-Related Losses Recognized in Earnings on Debt Securities Other-than-temporarily Impaired

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
($ In Millions)	2011	2010
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$94.2	$73.0
Plus: Losses on Newly Identified Impairments	1.5	3.3
Additional Losses on Previously Identified Impairments	21.8	17.9
Less: Losses on Securities Sold During the Year	(49.3)	—

Cumulative Credit-Related Losses on Securities Held – End of Year	$68.2	$94.2

Debt Securities Held for which Other-Than-Temporary Impairment Loss has been Recognized in Current Period or Previously

The table below provides information regarding debt securities held as of December 31, 2011 and 2010, for which an OTTI loss had been recognized in the years presented or previously.

	DECEMBER 31,
(In Millions)	2011	2010
Fair Value	$73.6	$79.9
Amortized Cost Basis	96.8	113.3

Noncredit-related Losses Recognized in OCI	(23.2)	(33.4)
Tax Effect	8.6	12.2

Amount Recognized in OCI	$(14.6)	$(21.2)

Available for Sale Investment Securities
Remaining Maturity of Securities

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,326.7	1,333.7
Due After Ten Years	832.5	834.1

Total	$30,092.6	$30,192.5

Held-to-maturity Securities
Remaining Maturity of Securities

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$199.5	$200.9
Due After One Year Through Five Years	355.4	365.5
Due After Five Years Through Ten Years	215.5	226.1
Due After Ten Years	28.8	24.6

Total	$799.2	$817.1

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2011
Securities Purchased Under Agreements to Resell

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	DECEMBER 31
($ In Millions)	2011	2010
Balance at December 31	$74.7	$152.1
Average Balance During the Year	246.3	277.3
Average Interest Rate Earned During the Year	.07%	.17%
Maximum Month-End Balance During the Year	424.2	578.0

Securities Sold Under Agreements to Repurchase

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	DECEMBER 31
($ In Millions)	2011	2010
Balance at December 31	$1,198.8	$954.4
Average Balance During the Year	815.8	626.8
Average Interest Rate Paid During the Year	.08%	.17%
Maximum Month-End Balance During the Year	1,479.3	954.4

Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Outstanding for Loans and Leases by Segment and Class

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31
(In Millions)	2011	2010
Commercial
Commercial and Institutional	$6,918.7	$5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6

Total Commercial	12,354.3	11,613.4

Personal
Residential Real Estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240.0

Total Personal	16,709.6	16,518.6

Total Loans and Leases	$29,063.9	$28,132.0
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)

Net Loans and Leases	$28,769.1	$27,812.4

Components of Net Investments in Direct Finance and Leverage Leases

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31
(In Millions)	2011	2010
Direct Finance Leases:
Lease Receivable	$156.3	$148.4
Residual Value	149.2	176.1
Initial Direct Costs	2.9	1.8
Unearned Income	(44.1)	(44.9)

Investment in Direct Finance Leases	$264.3	$281.4

Leveraged Leases:
Net Rental Receivable	326.0	353.0
Residual Value	622.7	743.8
Unearned Income	(234.2)	(314.5)

Investment in Leveraged Leases	$714.5	$782.3

Lease Financing, net	$978.8	$1,063.7

Future Minimum Lease Payments to be Received

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$33.9
2013	28.9
2014	25.1
2015	21.4
2016	15.6

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5", and "6 to 9" (Watch List) Categories

Loan and lease segment and class balances at December 31, 2011 and December 31, 2010 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9”(watch list), categories.

	DECEMBER 31, 2011				DECEMBER 31, 2010
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$3,681.8	$3,029.1	$207.8	$6,918.7	$2,821.5	$2,849.8	$243.2	$5,914.5
Commercial Real Estate	1,247.1	1,467.2	267.4	2,981.7	1,232.8	1,594.3	415.3	3,242.4
Lease Financing, net	547.7	422.3	8.8	978.8	571.6	473.0	19.1	1,063.7
Non-U.S.	519.0	527.3	11.2	1,057.5	430.0	596.5	19.7	1,046.2
Other	241.4	176.2	–	417.6	209.5	137.1	–	346.6

Total Commercial	6,237.0	5,622.1	495.2	12,354.3	5,265.4	5,650.7	697.3	11,613.4

Personal
Residential Real Estate	2,777.1	7,501.0	430.8	10,708.9	2,896.0	7,586.9	372.0	10,854.9
Private Client	3,390.6	2,245.9	14.9	5,651.4	3,326.5	2,064.1	33.1	5,423.7
Other	162.3	187.0	–	349.3	78.1	161.9	–	240.0

Total Personal	6,330.0	9,933.9	445.7	16,709.6	6,300.6	9,812.9	405.1	16,518.6

Total Loans and Leases	$12,567.0	$15,556.0	$940.9	$29,063.9	$11,566.0	$15,463.6	$1,102.4	$28,132.0

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the total other real estate owned and nonperforming asset balances, as of December 31, 2011 and December 31, 2010.

(In Millions)	CURRENT	30 –59 DAYS PAST DUE	60 –89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

				Total Other Real Estate Owned		$21.2

				Total Nonperforming Assets		$314.9

(In Millions)	CURRENT	30 –59 DAYS PAST DUE	60 –89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2010
Commercial
Commercial and Institutional	$5,831.2	$16.3	$8.2	$.8	$5,856.5	$58.0	$5,914.5
Commercial Real Estate	3,076.7	24.2	15.7	9.4	3,126.0	116.4	3,242.4
Lease Financing, net	1,063.7	–	–	–	1,063.7	–	1,063.7
Non-U.S.	1,046.2	–	–	–	1,046.2	–	1,046.2
Other	346.6	–	–	–	346.6	–	346.6

Total Commercial	11,364.4	40.5	23.9	10.2	11,439.0	174.4	11,613.4

Personal
Residential Real Estate	10,607.4	76.1	17.2	.9	10,701.6	153.3	10,854.9
Private Client	5,367.8	35.7	13.0	1.9	5,418.4	5.3	5,423.7
Other	240.0	–	–	–	240.0	–	240.0

Total Personal	16,215.2	111.8	30.2	2.8	16,360.0	158.6	16,518.6

Total Loans and Leases	$27,579.6	$152.3	$54.1	$13.0	$27,799.0	$333.0	$28,132.0

				Total Other Real Estate Owned		$45.5

				Total Nonperforming Assets		$378.5

Impaired Loans by Segment and Class

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2011			AS OF DECEMBER 31, 2010
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance:
Commercial and Institutional	$21.4	$24.0	$–	$17.9	$26.1	$–
Commercial Real Estate	46.5	68.0	–	43.7	62.4	–
Residential Real Estate	134.4	162.6	–	111.9	138.1	–
Private Client	1.6	1.9	–	3.7	3.9	–
With a related specific allowance:
Commercial and Institutional	11.9	20.5	8.8	41.7	47.8	19.8
Commercial Real Estate	41.4	50.1	14.1	77.2	88.9	29.5
Residential Real Estate	18.9	26.2	8.9	5.1	5.1	2.4
Private Client	3.3	3.6	1.0	–	–	–
Total:
Commercial	121.2	162.6	22.9	180.5	225.2	49.3
Personal	158.2	194.3	9.9	120.7	147.1	2.4

Total	$279.4	$356.9	$32.8	$301.2	$372.3	$51.7

Average Recorded Investment in Impaired Loans

	YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance:
Commercial and Institutional	$18.3	$.1
Commercial Real Estate	33.0	.5
Residential Real Estate	111.8	2.1
Private Client	2.2	–
With a related specific allowance:
Commercial and Institutional	23.6	–
Commercial Real Estate	59.8	–
Residential Real Estate	9.7	–
Private Client	2.0	–
Total:
Commercial	134.7	.6
Personal	125.7	2.1

Total	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances

The following table provides, by segment and class, the number of loans and leases modified in TDRs during the year ended December 31, 2011, and their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

Number of Loans and Leases Modified in Troubled Debt Restructurings which became Nonperforming, as well as Total Recorded Investments and Unpaid Principal Balances

The following table provides, by segment and class, the number of loans and leases modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming during the year ended December 31, 2011 as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$.4

Total Commercial	1	–	.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Allowance for Credit Losses by Segment

Changes in the allowance for credit losses by segment were as follows:

	2011			2010			2009
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6	$185.6	$65.5	$251.1
Charge-Offs	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)	(53.1)	(79.2)	(132.3)
Recoveries	21.5	11.4	32.9	3.6	3.3	6.9	3.1	3.4	6.5

Net Charge-Offs	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)	(50.0)	(75.8)	(125.8)
Provision for Credit Losses	(10.9)	65.9	55.0	77.2	82.8	160.0	116.3	98.7	215.0
Effect of Foreign Exchange Rates	–	–	–	(.1)	–	(.1)	.3	–	.3

Balance at End of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6

Allowance for Credit Losses Assigned to:
Loans and Leases	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6	$222.9	$86.3	$309.2
Unfunded Commitments and Standby Letters of Credit	32.4	1.7	34.1	36.0	1.7	37.7	29.3	2.1	31.4

Total Allowance for Credit Losses	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment

The following tables provide information regarding the recorded investments in loans and leases and the allowances for credit losses by segment as of December 31, 2011 and 2010.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases:
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance assigned to unfunded commitments and standby letters of credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2010
Loans and Leases:
Specifically Evaluated for Impairment	$180.5	$120.7	$301.2
Evaluated for Inherent Impairment	11,432.9	16,397.9	27,830.8

Total Loans and Leases	11,613.4	16,518.6	28,132.0
Allowance for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	49.3	2.4	51.7
Evaluated for Inherent Impairment	171.4	96.5	267.9

Allowance assigned to loans and leases	220.7	98.9	319.6
Allowance assigned to unfunded commitments and standby letters of credit	36.0	1.7	37.7

Total Allowance for Credit Losses	$256.7	$100.6	$357.3

Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Commercial Real Estate Loan Types

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2011	2010
Commercial Mortgages:
Office	$615.6	$605.3
Apartment/ Multi-family	656.3	572.4
Retail	523.1	517.8
Industrial/ Warehouse	357.7	383.7
Other	133.3	193.7

Total Commercial Mortgages	2,286.0	2,272.9
Construction, Acquisition and Development Loans	450.1	591.8
Single Family Investment	161.4	246.8
Other Commercial Real Estate Related	84.2	130.9

Total Commercial Real Estate Loans	$2,981.7	$3,242.4

Buildings and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2011
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$32.6	$.8	$31.8
Buildings	252.2	127.0	125.2
Equipment	391.0	209.1	181.9
Leasehold Improvements	298.5	180.5	118.0
Buildings Leased under Capital Leases	83.9	46.3	37.6

Total Buildings and Equipment	$1,058.2	$563.7	$494.5

The charge for depreciation, which includes depreciation of assets recorded under capital leases, amounted to $89.2 million in 2011, $93.5 million in 2010, and $95.7 million in 2009.

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments for Non-cancelable Operating Leases

Minimum annual lease commitments as of December 31, 2011 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$86.9
2013	85.8
2014	72.1
2015	67.3
2016	53.3
Later Years	380.2

Total Minimum Lease Payments	$745.6

Future Minimum Lease Payments for Capital Leases

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2011.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2012	$7.9
2013	8.1
2014	8.4
2015	8.2
2016	8.0
Later Years	23.6

Total Minimum Lease Payments, net	64.2
Less: Amount Representing Interest	19.3

Net Present Value under Capital Lease Obligations	$44.9

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Carrying Amounts of Goodwill by Business Unit

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2011 and 2010 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2009	$334.7	$66.9	$401.6
Goodwill Acquired	–	4.6	4.6
Other Changes*	(5.2)	(.1)	(5.3)

Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	—	131.4
Other Changes*	(.3)	—	(.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION *

	DECEMBER 31
(In Millions)	2011	2010
Gross Carrying Amount	$251.2	$164.2
Accumulated Amortization	127.8	111.0

Net Book Value	$123.4	$53.2

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Senior Notes and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Senior Notes Outstanding

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

($ In Millions)	RATE	2011	2010
Corporation-Senior Notes (a) (d)
Fixed Rate Due Aug. 2011 (f)	5.30%	$—	$249.9
Fixed Rate Due Nov. 2012 (g) (l)	5.20	206.9	214.6
Fixed Rate Due Aug. 2013 (h) (l)	5.50	422.4	432.2
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020 (j)	3.45	499.5	499.4
Fixed Rate Due Aug. 2021 (k)	3.38	497.9	–

Total Senior Notes		$2,126.7	$1,896.1

Summary of Long Term Debt Outstanding

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

($ In Millions)	2011	2010
Bank-Subordinated Debt (a) (d)
6.30% Notes due March 2011 (b)	$–	$150.0
4.60% Notes due Feb. 2013 (b)	200.0	200.0
5.85% Notes due Nov. 2017 (b) (l)	241.5	229.5
6.50% Notes due Aug. 2018 (b) (i) (l)	360.8	337.6
5.375% Sterling Denominated Notes due March 2015 (e)	231.1	231.6

Total Bank-Subordinated Debt	1,033.4	1,148.7
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 4.64% in 2011; 4.18% in 2010)	670.0	426.4
One to Three Years (Average Rate at Year End – 4.08% in 2011; 4.46% in 2010)	335.0	870.0
Three to Five Years (Average Rate at Year End – None in 2011; 4.40% in 2010)	–	135.0
Five to Ten Years (Average Rate at Year End – 6.29% in 2011; 6.38% in 2010)	50.0	101.1

Total Federal Home Loan Bank Borrowings	1,055.0	1,532.5
Capital Lease Obligations (c)	44.9	48.1

Total Long-Term Debt	$2,133.3	$2,729.3

Long-Term Debt Qualifying as Risk-Based Capital	$678.9	$765.8

(a) Not redeemable prior to maturity.

(b) Under the terms of its current Offering Circular dated August 23, 2011, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(c) Refer to Note 10.

(d) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(e) Notes issued at a discount of .484%.

(f) Notes issued at a discount of .035%.

(g) Notes issued at a discount of .044%.

(h) Notes issued at a discount of .09%.

(i) Notes issued at a discount of .02%

(j) Notes issued at a discount of .117%

(k) Notes issued at a discount of .437%

(l) Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2011, increases in the carrying values of the senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded. As of December 31, 2010, increases in the carrying values of senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded.

Floating Rate Capital Debt (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Book Values of Outstanding Subordinated Debentures

The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2011 and 2010:

	DECEMBER 31
(In Millions)	2011	2010
NTC Capital I Subordinated Debentures due January 15, 2027	$153.8	$153.8
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.1

Total Subordinated Debentures	$276.9	$276.9

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Number of Shares of Common Stock Outstanding

An analysis of changes in the number of shares of common stock outstanding follows:

	2011	2010	2009
Balance at January 1	242,268,903	241,679,942	223,263,132
Common Stock Issuance	–	–	17,250,000
Incentive Plan and Awards	189,793	300,376	479,359
Stock Options Exercised	149,385	419,846	938,249
Treasury Stock Purchased	(1,599,572)	(131,261)	(250,798)

Balance at December 31	241,008,509	242,268,903	241,679,942

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Components of Accumulated Other Comprehensive Income (Loss)

The following table summarizes the components of accumulated other comprehensive income (loss) at December 31, 2011, 2010, and 2009, and changes during the years then ended.

	PERIOD CHANGE
(In Millions)	BEGINNING BALANCE (NET OF TAX)	BEFORE TAX AMOUNT	TAX EFFECT	ENDING BALANCE (NET OF TAX)
DECEMBER 31, 2011
Noncredit-Related Unrealized Losses on Securities OTTI	$(21.2)	$10.2	$(3.6)	$(14.6)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	7.7	61.6	(23.4)	45.9
Reclassification Adjustments	–	13.5	(5.0)	8.5

Net Unrealized Gains (Losses) on Securities Available for Sale	(13.5)	85.3	(32.0)	39.8
Unrealized Gains (Losses) on Cash Flow Hedge Designations	11.4	(23.6)	8.8	(3.4)
Reclassification Adjustments	–	(5.6)	2.0	(3.6)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	11.4	(29.2)	10.8	(7.0)
Foreign Currency Translation Adjustments	(7.0)	18.7	(21.2)	(9.5)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(299.5)	(158.2)	61.3	(396.4)
Prior Service (Cost) Benefit	3.3	7.7	(2.9)	8.1
Reclassification Adjustments	–	30.2	(10.8)	19.4

Total Pension and Other Postretirement Benefit Adjustments	(296.2)	(120.3)	47.6	(368.9)

Accumulated Other Comprehensive Income (Loss)	$(305.3)	$(45.5)	$5.2	$(345.6)

DECEMBER 31, 2010
Noncredit-Related Unrealized Losses on Securities OTTI	$(42.0)	$33.0	$(12.2)	$(21.2)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	.3	(8.8)	3.4	(5.1)
Reclassification Adjustments	–	20.2	(7.4)	12.8

Net Unrealized Gains (Losses) on Securities Available for Sale	(41.7)	44.4	(16.2)	(13.5)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	46.7	(17.1)	3.4
Reclassification Adjustments	–	12.6	(4.6)	8.0

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	59.3	(21.7)	11.4
Foreign Currency Translation Adjustments	11.3	4.0	(22.3)	(7.0)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(310.5)	(16.4)	9.3	(317.6)
Prior Service (Cost) Benefit	5.5	–	–	5.5
Reclassification Adjustments	–	25.0	(9.1)	15.9

Total Pension and Other Postretirement Benefit Adjustments	(305.0)	8.6	.2	(296.2)

Accumulated Other Comprehensive Income (Loss)	$(361.6)	$116.3	$(60.0)	$(305.3)

DECEMBER 31, 2009
Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)	$–	$(15.0)	$5.5	$(9.5)
Noncredit-Related Unrealized Losses on Securities OTTI	–	(66.4)	24.4	(42.0)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	(212.9)	374.7	(137.5)	24.3
Reclassification Adjustments	–	(22.9)	8.4	(14.5)

Net Unrealized Gains (Losses) on Securities Available for Sale	(212.9)	270.4	(99.2)	(41.7)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	8.2	(3.0)	(15.5)
Reclassification Adjustments	–	(16.9)	6.2	(10.7)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	(8.7)	3.2	(26.2)
Foreign Currency Translation Adjustments	12.8	(38.1)	36.6	11.3
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(266.5)	(64.0)	8.8	(321.7)
Prior Service (Cost) Benefit	(6.4)	17.6	(6.4)	4.8
Transition Obligation	(1.2)	1.4	(.5)	(.3)
Reclassification Adjustments	–	19.4	(7.2)	12.2

Total Pension and Other Postretirement Benefit Adjustments	(274.1)	(25.6)	(5.3)	(305.0)

Accumulated Other Comprehensive Income (Loss)	$(494.9)	$198.0	$(64.7)	$(361.6)

Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Computations of Net Income Per Common Share

The computations of net income per common share are presented below.

(In Millions Except Share Information)	2011	2010	2009
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Net Income	$603.6	$669.5	$864.2
Less: Dividends on Preferred Stock	–	–	(111.1)

Net Income Applicable to Common Stock	$603.6	$669.5	753.1
Less: Earnings Allocated to Participating Securities	7.1	5.6	5.3

Earnings Allocated to Common Shares Outstanding	596.5	663.9	747.8
Basic Net Income Per Common Share	2.47	2.74	3.18

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Plus Stock Option Dilution	410,074	473,755	904,150

Average Common and Potential Common Shares	241,811,384	242,502,531	236,416,029

Earnings Allocated to Common and Potential Common Shares	$596.5	$663.9	$747.8
Diluted Net Income Per Common Share	2.47	2.74	3.16

Note: Common stock equivalents totaling 13,240,787, 8,392,686, and 7,146,701 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the computation of diluted earnings per share because their inclusion would have been antidilutive.

Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2011
Components of Net Interest Income

The components of net interest income were as follows:

(In Millions)	2011	2010	2009
Interest Income
Loans and Leases	$938.7	$932.6	$942.2
Securities – Taxable	223.6	186.0	208.4
– Non-Taxable	25.0	29.5	33.5
Interest-Bearing Deposits with Banks	192.8	134.6	209.6
Federal Reserve Deposits and Other	28.5	14.0	12.3

Total Interest Income	$1,408.6	$1,296.7	1,406.0

Interest Expense
Deposits	$230.0	$201.0	207.0
Federal Funds Purchased	1.9	4.8	5.7
Securities Sold under Agreements to Repurchase	.7	1.0	1.1
Other Borrowings	5.5	5.4	4.2
Senior Notes	64.4	48.6	44.0
Long-Term Debt	94.6	114.8	139.9
Floating Rate Capital Debt	2.4	2.4	4.3
Total Interest Expense	399.5	378.0	406.2

Net Interest Income	$1,009.1	$918.7	$999.8

Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2011
Total Other Operating Income

The components of other operating income were as follows:

(In Millions)	2011	2010	2009
Loan Service Fees	$68.9	$60.3	$52.1
Banking Service Fees	54.9	57.3	53.1
Other Income	34.3	28.7	31.6

Total Other Operating Income	$158.1	$146.3	$136.8

Other Operating Expense (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2011	2010	2009
Business Promotion	$82.1	$81.0	$66.6
FDIC Insurance Premiums	29.3	33.9	54.1
Staff Related	37.6	37.4	31.3
Other Intangibles Amortization	17.5	14.4	16.2
Capital Support Agreements	–	–	(109.3)
Other Expenses	100.6	103.3	77.4

Total Other Operating Expense	$267.1	$270.0	$136.3

Restructuring, Acquisition and Integration Related Charges (Tables)	12 Months Ended
Dec. 31, 2011
Amounts and Associated Expense Categories of Charges Recorded

The following table details the amounts and associated expense categories of the charges recorded.

(In Millions)	YEAR ENDED DECEMBER 31, 2011
Compensation	$50.2
Employee Benefits	4.3
Outside Services	16.8
Equipment and Software	10.9
Occupancy	6.4
Other Operating Expense	3.0

Total Charges	$91.6

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35%

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2011	2010	2009
Tax at Statutory Rate	$309.3	$346.4	$439.3
Tax Exempt Income	(9.9)	(10.8)	(11.9)
Leveraged Lease Adjustments	(4.7)	(.8)	(4.8)
Foreign Tax Rate Differential	(21.3)	(20.1)	(20.9)
State Taxes, net	22.8	17.3	9.8
Other	(16.1)	(11.7)	(20.5)

Provision for Income Taxes	$280.1	$320.3	$391.0

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2011	2010
Balance at January 1	$89.9	$88.9
Additions for Tax Positions Taken in Current Year	–	.2
Additions for Tax Positions Taken in Prior Years	2.2	7.1
Reductions for Tax Positions Taken in Prior Years	(5.2)	(6.0)
Reductions Resulting from Expiration of Statutes	(.9)	(.3)
Reductions Resulting from Settlements with Taxing Authorities	(68.2)	–

Balance at December 31	$17.8	$89.9

Components of Consolidated Provision for Income Taxes

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2011	2010	2009
Current Tax Provision:
Federal	$113.6	$220.0	$124.6
State	15.1	21.8	(7.1)
Non-U.S.	54.2	66.4	89.7

Total	182.9	308.2	207.2

Deferred Tax Provision:
Federal	84.0	6.2	162.9
State	11.3	5.2	24.1
Non-U.S.	1.9	.7	(3.2)

Total	97.2	12.1	183.8

Provision for Income Taxes	$280.1	$320.3	$391.0

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2011	2010	2009
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$.6	$(1.2)	$(4.2)
Tax Effect of Other Comprehensive Income	(5.2)	60.0	64.7

Deferred Tax Liabilities and Assets

Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31
(In Millions)	2011	2010	2009
Deferred Tax Liabilities:
Lease Financing	$398.2	$382.4	$404.6
Software Development	254.9	197.2	180.8
Accumulated Depreciation	48.6	40.7	16.1
Compensation and Benefits	7.1	23.3	9.7
State Taxes, net	52.4	41.7	34.2
Other Liabilities	137.6	41.1	37.1

Gross Deferred Tax Liabilities	898.8	726.4	682.5

Deferred Tax Assets:
Allowance for Credit Losses	114.5	124.7	118.5
Visa Indemnification	—	8.1	19.7
Other Assets	150.0	51.3	74.1

Gross Deferred Tax Assets	264.5	184.1	212.3

Valuation Reserve	—	—	—
Deferred Tax Assets, net of Valuation Reserve	264.5	184.1	212.3

Net Deferred Tax Liabilities	$634.3	$542.3	$470.2

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Plan Status of U.S. Plan, Non-U.S. Plans, and Supplemental Plan

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation	$797.6	$659.0	$127.1	$116.1	$89.9	$79.6

Projected Benefit	904.6	762.9	127.1	116.1	100.3	86.9
Plan Assets at Fair Value	1,094.1	982.1	123.3	122.2	–	–

Funded Status at December 31	$189.5	$219.2	$(3.8)	$6.1	$(100.3)	$(86.9)

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	5.02%	5.58%	4.75%	5.50%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	5.28	6.27	N/A	N/A

Change in Benefit Obligation

CHANGE IN BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2011	2010	2011	2010	2011	2010
Beginning Balance	$762.9	$642.0	$116.1	$134.4	$86.9	$85.9
Service Cost	42.8	37.9	–	1.8	3.2	3.2
Interest Cost	40.8	36.9	6.5	6.9	4.4	4.8
Actuarial Loss (Gain)	108.8	80.7	8.0	(2.1)	15.4	5.0
Plan Curtailment	–	–	–	(11.4)	–	–
Benefits Paid	(41.3)	(34.6)	(2.5)	(5.9)	(11.3)	(12.0)
Plan Amendment	(9.4)	–	–	–	1.7	–
Foreign Exchange Rate Changes	–	–	(1.0)	(7.6)	–	–

Ending Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9

Change in Plan Assets

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2011	2010	2011	2010
Fair Value of Assets at Beginning of Period	$982.1	$821.9	$122.2	$113.7
Actual Return on Assets	53.3	126.8	4.5	9.3
Employer Contributions	100.0	68.0	–	10.4
Benefits Paid	(41.3)	(34.6)	(2.5)	(5.9)
Foreign Exchange Rate Changes	–	–	(.9)	(5.3)

Fair Value of Assets at End of Period	$1,094.1	$982.1	$123.3	$122.2

Fair Values of U.S. Pension Plan Assets, by Major Asset Category, and Their Level within Fair Value Hierarchy

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2011 and 2010.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$195.7	$197.7	$–	$393.4
Non-U.S.	139.7	35.0	–	174.7
Fixed Income – U.S. Government	–	292.1	–	292.1
Alternative Investments
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Global Real Estate Fund	–	38.1	–	38.1
Commodity Linked Fund	34.3	–	–	34.3
Cash and Other	86.8	–	–	86.8

Total Assets at Fair Value	$456.5	$562.9	$74.7	$1,094.1

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$185.2	$221.7	$–	$406.9
Non-U.S.	169.9	40.6	–	210.5
Fixed Income – U.S. Government	–	207.8	–	207.8
Alternative Investments
Private Equity Funds	–	–	33.5	33.5
Hedge Fund	–	–	29.7	29.7
Global Real Estate Fund	–	41.6	–	41.6
Commodity Linked Fund	39.3	–	–	39.3
Cash and Other	12.8	–	–	12.8

Total Assets at Fair Value	$407.2	$511.7	$63.2	$982.1

Changes in Level 3 U.S. Pension Plan Assets

The following table presents the changes in Level 3 assets for the year ended December 31, 2011 and 2010.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2011	2010	2011	2010
Fair Value at January 1,	$33.5	$28.8	$29.7	$28.7
Actual Return on Plan Assets	7.8	2.9	(0.5)	1.0
Purchases	7.0	4.5	–	–
Sales	(2.8)	(2.7)	–	–
Settlements	–	–	–	–

Fair Value at December 31,	$45.5	$33.5	$29.2	$29.7

Note: The return on plan assets represents the change in the unrealized gain (or loss) on assets still held at December 31.

Health Care Cost Trend Rate Sensitivity Analysis

The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$2.2	$(2.5)
Effect on Total Service and Interest Cost Components	.1	(.1)

Pension Plans, Defined Benefit
Amounts Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2011	2010	2011	2010	2011	2010
Net Actuarial Loss	$490.4	$382.1	$24.8	$16.3	$66.4	$56.5
Prior Service Cost	(4.4)	6.5	–	–	2.7	1.3

Gross Amount in Accumulated Other Comprehensive Income	486.0	388.6	24.8	16.3	69.1	57.8
Income Tax Effect	183.1	142.6	3.7	2.8	26.0	21.1

Net Amount in Accumulated Other Comprehensive Income	$302.9	$246.0	$21.1	$13.5	$43.1	$36.7

Components of Company's Net Periodic Benefit Cost

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service Cost	$42.8	$37.9	$33.1	$–	$1.8	$3.8	$3.2	$3.2	$2.6
Interest Cost	40.8	36.9	33.4	6.5	6.9	6.7	4.4	4.8	3.9
Expected Return on Plan Assets	(78.8)	(73.2)	(59.7)	(8.3)	(8.3)	(8.1)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	(2.2)	–	–	–	–
Amortization:
Net Loss	26.0	20.0	12.2	.2	.5	1.3	5.6	6.0	3.9
Prior Service Cost	1.6	1.6	1.2	–	–	–	0.4	.1	(.1)

Net Periodic Pension Expense (Benefit)	$32.4	$23.2	$20.2	$(1.6)	$(1.3)	$3.7	$13.6	$14.1	$10.3

Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%	5.58%	6.05%	5.80%	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	4.31	4.15	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	6.27	6.60	6.66	N/A	N/A	N/A

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2012	$65.6	$1.9	$12.5
2013	71.1	2.0	11.6
2014	71.7	2.2	9.1
2015	75.6	2.6	9.0
2016	78.2	2.8	9.1
2017-2021	400.5	17.5	48.5

Other Postretirement Benefit Plans, Defined Benefit
Plan Status of U.S. Plan, Non-U.S. Plans, and Supplemental Plan

PLAN STATUS

(In Millions)	2011	2010
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$31.8	$29.4
Actives Eligible for Benefits	22.7	14.9
Actives Not Yet Eligible	–	7.0

Net Postretirement Benefit Liability	$54.5	$51.3

Amounts Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2011	2010
Net Actuarial Loss	$10.9	$13.0
Prior Service Benefit	(8.0)	(13.0)

Gross Amount in Accumulated Other Comprehensive Income	2.9	–
Income Tax Effect	1.1	–

Net Amount in Accumulated Other Comprehensive Income	$1.8	$–

Components of Company's Net Periodic Benefit Cost

NET PERIODIC POSTRETIREMENT BENEFIT EXPENSE

(In Millions)	2011	2010	2009
Service Cost	$.4	$.8	$1.7
Interest Cost	2.8	2.8	3.7
Amortization
Net Loss	1.6	2.0	.5
Transition Obligation	–	–	.5
Prior Service Benefit	(5.2)	(5.2)	(.1)

Net Periodic Postretirement Benefit Expense	$(.4)	$.4	$6.3

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS	EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT
2012	$3.7	$(.6)
2013	4.2	(.7)
2014	4.5	(.8)
2015	4.6	(.9)
2016	4.7	(1.0)
2017-2021	22.4	(5.0)

Postretirement Health Care Change in Accumulated Postretirement Benefit Obligation

CHANGE IN ACCUMULATED POSTRETIREMENT

BENEFIT OBLIGATION

(In Millions)	2011	2010
Beginning Balance	$51.3	$49.9
Service Cost	.4	.8
Interest Cost	2.8	2.8
Actuarial Loss (Gain)	(.2)	(.6)
Gross Benefits Paid	(.4)	(2.1)
Medicare Subsidy	.6	.5
Plan Change	–	–

Ending Balance	$54.5	$51.3

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts

Total compensation expense for share-based payment arrangements and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2011	2010	2009
Stock Options	$34.1	$27.6	$27.9
Stock and Stock Unit Awards	36.2	25.1	19.7
Performance Stock Units	—	—	(22.2)

Total Share-Based Compensation Expense	$70.3	$52.7	$25.4
Tax Benefits Recognized	$26.5	$19.3	$9.3

Weighted-average Assumptions Used for Options Granted

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2011	2010	2009
Expected Term (in Years)	7.7	7.4	6.8
Dividend Yield	4.56%	4.38%	3.51%
Expected Volatility	43.2	41.5	40.7
Risk Free Interest Rate	2.94	2.64	2.46

Information Pertaining to Stock Options Granted, Vested, and Exercised

The following table provides information about stock options granted, vested, and exercised in the years ended December 31.

(In Millions, Except Per Share Information)	2011	2010	2009
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$15.26	$14.45	$16.94
Grant-Date Fair Value of Stock Options Vested	27.9	26.7	18.4
Stock Options Exercised:
Intrinsic Value as of Exercise Date	1.5	5.0	11.3
Cash Received	5.4	16.9	38.9
Tax Deduction Benefits Realized	.5	1.7	3.6

Status of Stock Options Under Plan and 1992 Plan

A summary of the status of stock options under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2010	16,407,354	$53.78
Granted	2,380,933	51.73
Exercised	(149,385)	38.66
Forfeited, Expired or Cancelled	(1,637,487)	66.65

Options Outstanding, December 31, 2011	17,001,415	$52.39	5.0	$9.1

Options Exercisable, December 31, 2011	11,653,068	$51.80	3.5	$9.0

Status of Outstanding Stock and Stock Unit Awards under Plan and 1992 Plan

A summary of the status of outstanding stock and stock unit awards under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2010	2,144,510	$118.8
Granted	995,176
Distributed	(179,812)
Forfeited	(45,309)

Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6

Units Convertible, December 31, 2011	105,498	$4.2

Unvested Options
Changes in Nonvested Stock

The following is a summary of changes in nonvested stock options for the year ended December 31, 2011.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2010	4,735,065	$15.89
Granted	2,380,933	15.26
Vested	(1,713,989)	16.30
Forfeited or Cancelled	(53,662)	15.43

Nonvested at December 31, 2011	5,348,347	$15.48

Stock and Stock Unit Awards
Changes in Nonvested Stock

The following is a summary of nonvested stock and stock unit awards at December 31, 2011, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2010	2,038,244	$54.41	2.7
Granted	995,176	50.79
Vested	(179,044)	66.81
Forfeited	(45,309)	54.99

Nonvested at December 31, 2011	2,809,067	$52.33	2.4

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments

The following table shows the notional amounts of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit-related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2011			DECEMBER 31, 2010
(In Millions)	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY
Foreign Exchange Contracts	$239,901.3	$3,062.1	$2,959.8	$242,007.1	$5,747.9	$5,729.9
Interest Rate Option Contracts	100.5	—	—	126.1	.1	.1
Interest Rate Swap Contracts	4,570.4	188.7	184.6	4,301.7	151.2	148.4
Total	$244,572.2	$3,250.8	$3,144.4	$246,434.9	$5,899.2	$5,878.4

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2011 and 2010.

	2011	2010
(In Millions)	FOREIGN EXCHANGE CONTRACTS	FOREIGN EXCHANGE CONTRACTS
Net Gain/(Loss) Recognized in AOCI	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	.6	7.2
Other Operating Income	(.1)	.2
Interest Income	(1.2)	1.7
Interest Expense	0	.1
Compensation	3.0	(8.2)
Employee Benefits	.9	(2.1)
Equipment and Software Expense	0	(.1)
Occupancy Expense	.5	(1.1)
Other Operating Expense	1.9	(4.0)

Total	$5.6	$(6.3)

Net Investment Hedge Gains and Losses Recognized in AOCI

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2011 and 2010.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2011	2010
Foreign Exchange Contracts	$25.2	$40.6
Sterling Denominated Subordinated Debt	.5	9.8
Sterling Denominated Senior Debt	0	10.5

Total	$25.7	$60.9

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values

The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$60.5	$.7	$.1	$149.5	$–	$2.8
Loan Commitments	Forward Contracts	Interest Rate	0	0	.0	14.3	.5	.2
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	127.3	2.1	2.6	616.1	12.3	16.2
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	84.3	1.3	.3	60.6	.1	.9
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	63.5	.4	.2	61.3	.2	.8

Total			$335.6	4.5	$3.2	$901.8	13.1	$20.9

Client Related and Trading
Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)		DECEMBER 31, 2011	DECEMBER 31, 2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$324.5	$382.2
Interest Rate Swap Contracts	Security Commissions and Trading Income	5.9	9.3
Total		$330.4	$391.5

Designated as Hedging Instrument
Types and Classifications of Derivative Instruments

The following table identifies the types and classifications of derivative instruments designated as hedges and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$2,172.0	$2.6	$46.8	$860.0	$4.8	$14.9
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,100.0	147.0	.5	1,100.0	129.8	.4
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	932.9	9.4	27.2	935.3	19.3	15.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,554.7	12.0	1.5	1,390.1	13.0	18.3

Total			$5,759.6	$171.0	$76.0	$4,285.4	$166.9	$48.5

Nondesignated
Gains/Losses of Derivative Financial Instruments

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

		2011	2010
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$.9	$(1.7)
Forward Contracts	Other Operating Income	.2	.3
Foreign Exchange Contracts	Other Operating Income	(7.0)	(19.7)

Total		$(5.9)	$(21.1)

FAIR VALUE HEDGES
Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2011 and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)			DECEMBER 31, 2011	DECEMBER 31, 2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	(56.6)	(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	194.4	78.8
Total			137.8	65.5

Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Contractual Amounts of Commitments and Letters of Credit

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31
(In Millions)	2011	2010
Legally Binding Commitments to Extend Credit*	$28,702.2	$27,229.5
Standby Letters of Credit**	$4,293.4	$4,344.7
Commercial Letters of Credit	23.4	32.8

* These amounts exclude $.5 billion and $1.6 billion of commitments participated to others at December 31, 2011 and 2010, respectively.

** These amounts include $608.2 million and $602.3 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2011 and 2010, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2011 and 20 months at December 31, 2010.

Business Units and Related Information (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Contribution of Northern Trust's Business Units

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2011, 2010, and 2009.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,196.4	$1,175.1	$1,236.8
Other	485.4	522.7	571.3
Net Interest Income (FTE)*	282.5	271.8	416.0

Revenue (FTE)*	1,964.3	1,969.6	2,224.1
Provision for Credit Losses	(20.5)	(16.1)	30.7
Noninterest Expense	1,522.4	1,328.9	1,200.6

Income before Income Taxes*	462.4	656.8	992.8
Provision for Income Taxes*	168.3	222.4	350.8

Net Income	$294.1	$434.4	$642.0

Percentage of Consolidated Net Income	49%	65%	74%

Average Assets	$47,533.7	$38,749.3	$38,117.1

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$973.1	$906.8	$847.0
Other	128.5	133.3	138.7
Net Interest Income (FTE)*	613.7	591.8	538.1

Revenue (FTE)*	1,715.3	1,631.9	1,523.8
Provision for Credit Losses	75.5	176.1	184.3
Noninterest Expense	1,214.9	1,103.0	1,044.6

Income before Income Taxes*	424.9	352.8	294.9
Provision for Income Taxes*	168.7	132.8	112.4

Net Income	$256.2	$220.0	$182.5

Percentage of Consolidated Net Income	42%	33%	21%

Average Assets	$23,861.5	$23,564.5	$24,534.8

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
Other Noninterest Income	$(22.6)	$(8.9)	$(6.7)
Net Interest Income (FTE)*	153.1	94.2	85.9

Revenue (FTE)*	130.5	85.3	79.2
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	117.0	99.0	89.3

Income before Income Taxes*	36.6	19.3	7.7
Provision (Benefit) for Income Taxes*	(16.7)	4.2	(32.0)

Net Income	$53.3	$15.1	$39.7

Percentage of Consolidated Net Income	9%	2%	5%

Average Assets	$20,552.7	$13,694.4	$11,662.3

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,169.5	$2,081.9	$2,083.8
Other	591.3	647.1	703.3
Net Interest Income (FTE)*	1,049.3	957.8	1,040.0

Revenue (FTE)*	3,810.1	3,686.8	3,827.1
Provision for Credit Losses	55.0	160.0	215.0
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	2,854.3	2,530.9	2,334.5

Income before Income Taxes*	923.9	1,028.9	1,295.4
Provision for Income Taxes*	320.3	359.4	431.2

Net Income	$603.6	$669.5	$864.2

Average Assets	$91,947.9	$76,008.2	$74,314.2

* Stated on an FTE basis. The consolidated figures include $40.2 million, $39.1 million, and $40.2 million, of FTE adjustment for 2011, 2010, and 2009, respectively.

Distribution of Total Assets and Operating Performance

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE*	INCOME BEFORE INCOME TAXES	NET INCOME
2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

2009
Non-U.S.	$19,253.2	$1,086.9	$445.4	$305.8
U.S.	62,888.3	2,700.0	809.8	558.4

Total	$82,141.5	$3,786.9	$1,255.2	$864.2

* Revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2011 or 2010 Exceeded 10% of the Consolidated Total

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2011 or 2010 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065	14.2%	$5,667	10.0%
The Northern Trust Company	7,763	13.8	5,631	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,105	12.5	3,400	6.0
The Northern Trust Company	6,603	11.7	3,378	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	7,105	7.3	4,865	5.0
The Northern Trust Company	6,603	6.8	4,852	5.0
AS OF DECEMBER 31, 2010
Total Capital to Risk-Weighted Assets
Consolidated	$8,036	15.6%	$5,147	10.0%
The Northern Trust Company	6,440	16.2	3,978	10.0
Northern Trust, NA	1,461	13.9	1,050	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,977	13.6	3,088	6.0
The Northern Trust Company	5,293	13.3	2,387	6.0
Northern Trust, NA	1,301	12.4	630	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,977	8.8	3,983	5.0
The Northern Trust Company	5,293	8.0	3,323	5.0
Northern Trust, NA	1,301	10.8	602	5.0

Northern Trust Corporation (Corporation only) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Balance Sheet

CONDENSED BALANCE SHEET	DECEMBER 31
(In Millions)	2011	2010
ASSETS
Cash on Deposit with Subsidiary Bank	$6.5	$6.8
Time Deposits with Subsidiary Banks	1,269.2	1,561.2
Securities	97.1	118.2
Advances to Wholly-Owned Subsidiaries – Banks	1,035.0	285.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	6,890.6	6,855.1
– Nonbank	152.6	121.2
Buildings and Equipment	3.4	3.4
Other Assets	373.3	339.5

Total Assets	$9,832.7	$9,295.4

LIABILITIES
Long-Term Debt	$2,126.7	$1,896.1
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	311.8	292.1

Total Liabilities	2,715.4	2,465.1
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920.0
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)

Total Stockholders’ Equity	7,117.3	6,830.3

Total Liabilities and Stockholders’ Equity	$9,832.7	$9,295.4

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2011	2010	2009
OPERATING INCOME
Dividends – Bank Subsidiaries	$500.0	$–	$410.0
– Nonbank Subsidiaries	5.1	67.2	25.6
Intercompany Interest and Other Charges	19.8	11.4	10.1
Interest and Other Income	13.3	6.9	13.7

Total Operating Income	538.2	85.5	459.4
OPERATING EXPENSES
Interest Expense	66.9	50.8	45.7
Other Operating Expenses	12.6	15.4	(93.2)

Total Operating Expenses	79.5	66.2	(47.5)

Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	458.7	19.3	506.9
Benefit (Expense) for Income Taxes	24.8	23.0	(25.0)

Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	483.5	42.3	481.9
Equity in Undistributed Net Income of Subsidiaries – Banks	71.0	636.9	364.7
– Nonbank	49.1	(9.7)	17.6

Net Income	$603.6	$669.5	$864.2

Net Income Applicable to Common Stock	$603.6	$669.5	$753.1

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2011	2010	2009
OPERATING ACTIVITIES:
Net Income	$603.6	$669.5	$864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(120.1)	(620.9)	(382.2)
Decrease in Prepaid Expenses	.2	1.2	2.0
Client Support-Related Charges (Benefit)	—	—	(109.3)
Capital Support Agreement Payments	—	—	(204.8)
Increase (Decrease) in Accrued Income Taxes	28.5	61.8	283.6
Other, net	(41.2)	(13.3)	20.4

Net Cash Provided by Operating Activities	471.0	98.3	473.9

INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	292.1	(77.2)	(268.0)
Purchases of Securities – Available for Sale	(91.4)	(109.7)	—
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	105.4	4.7	411.8
Net Increase in Capital Investments in Subsidiaries	(.5)	(204.8)	(42.0)
Advances to Wholly-Owned Subsidiaries	(750.0)	—	—
Other, net	—	(.9)	(7.9)

Net Cash Provided by (Used in) Investing Activities	(444.4)	(387.9)	93.9

FINANCING ACTIVITIES:
Net Increase in Senior Notes	250.0	497.2	500.0
Proceeds from Common Stock Issuance	—	—	834.1
Redemption of Preferred Stock – Series B	—	—	(1,576.0)
Cash Dividends Paid on Preferred Stock	—	—	(46.6)
Repurchase of Warrant to Purchase Common Stock	—	—	(87.0)
Treasury Stock Purchased	(79.0)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net	.1	1.2	23.8

Net Cash Provided by (Used in) Financing Activities	(27.0)	289.9	(583.8)

Net Change in Cash on Deposit with Subsidiary Bank	(.4)	.3	(16.0)
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.8	6.5	22.5

Cash on Deposit with Subsidiary Bank at End of Year	$6.4	$6.8	$6.5

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Significant Accounting Policies [Line Items]
Number of primary business units that generate majority of revenues	2
Maximum limit of individual homogeneous loans collective evaluation for impairment and excluded from impaired loan disclosures	250,000
Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Software, useful life, minimum	3
Software, useful life, maximum	10
Building
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, minimum	10
Charge for depreciation, range of life, maximum	30
Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, minimum	3
Charge for depreciation, range of life, maximum	10
Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life, maximum	15
Range of life, minimum	The shorter of the lease term or 15 years
Lower Limit
Significant Accounting Policies [Line Items]
Days contractually past due for interest and principal and the loan is not well-secured and in the process of collection	90 days
Period for which troubled debt restructurings with modified terms is performing before ceasing to be classified as impaired loan	6 months
Upper Limit
Significant Accounting Policies [Line Items]
Current loans and leases policy period	29 days
Personal Financial Services
Significant Accounting Policies [Line Items]
Services provided by business units, states	18

Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	$ 30,192.5		$ 19,901.9
Trading Account	8		6.8
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	30,200.5		19,908.7
All Other	106.5		103.3
Total	1,289.1		1,411.6
Total Assets at Fair Value	31,489.6		21,320.3
All Other	100.6		58.6
Total Liabilities at Fair Value	1,043.2		1,900.3
Fair Value, Measurements, Recurring | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	30,192.5		19,901.9
Trading Account	8		6.8
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4,029.4		658.4
Fair Value, Measurements, Recurring | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	15.8		36.3
Fair Value, Measurements, Recurring | Securities Investment | Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	16,771.4		11,970.7
Fair Value, Measurements, Recurring | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,676.7		2,554
Fair Value, Measurements, Recurring | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	173.7		440.6
Fair Value, Measurements, Recurring | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	163.8		254.6
Fair Value, Measurements, Recurring | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,604.8		1,605.7
Fair Value, Measurements, Recurring | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,418.1		1,402.5
Fair Value, Measurements, Recurring | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	178.3		367.8
Fair Value, Measurements, Recurring | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,160.5		611.3
Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	1,182.6		1,308.3
Fair Value, Measurements, Recurring | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,087.3		5,792.8
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	338.3		285.8
Fair Value, Measurements, Recurring | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.7
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Other Assets | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.5
Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	942.6		1,841.7
Fair Value, Measurements, Recurring | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	2,991.6		5,781.3
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	231.9		163.7
Fair Value, Measurements, Recurring | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.1		2.8
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Other Liabilities | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	4,029.4		658.4
All Other	71.4		65.9
Total	71.4		65.9
Total Assets at Fair Value	4,100.8		724.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4,029.4		658.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4,029.4		658.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	25,992.8		18,882.5
All Other	35.1		37.4
Total	3,461.4		6,116.6
Total Assets at Fair Value	29,454.2		24,999.1
Total Liabilities at Fair Value	3,223.6		5,948.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	25,984.8		18,875.7
Trading Account	8		6.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	15.8		36.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	16,771.4		11,970.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,676.7		2,554
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	173.7		440.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	163.8		254.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,604.8		1,605.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,418.1		1,402.5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,160.5		611.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,426.3		6,079.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,087.3		5,792.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	338.3		285.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,223.6		5,948.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	2,991.6		5,781.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	231.9		163.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.1		2.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	178.3		367.8
Total Assets at Fair Value	178.3		367.8
All Other	100.6		58.6
Total Liabilities at Fair Value	100.6		58.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	178.3		367.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	178.3		367.8
Fair Value, Measurements, Recurring | Netting and Collateral
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	(2,243.7)	[1]	(4,770.9)	[2]
Total Assets at Fair Value	(2,243.7)	[1]	(4,770.9)	[2]
Total Liabilities at Fair Value	(2,281)	[1]	(4,106.4)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	(2,243.7)	[1]	(4,770.9)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	$ (2,281)	[1]	$ (4,106.4)	[2]

[1]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.
[2]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Parenthetical) (Detail) (Fair Value, Measurements, Recurring, Netting and Collateral, USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 220.1	$ 2,952.7
Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ (257.4)	$ (2,288.2)

Changes in Level 3 Assets (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Assets Beginning Balance	$ 367.8	$ 427.7
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(10.7)	(3.7)
Gains (Losses) Included in Other Comprehensive Income	(19)	(7.2)
Purchases, Issuances, Sales, and Settlements
Sales	(1.5)	(0.3)
Settlements	(158.3)	(48.7)
Fair Value Assets Ending Balance	$ 178.3	$ 367.8

Fair Value Measurements - Additional Information (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized gain (loss) related to securities, before tax	$ (8.2)	$ 10.8
Net unrealized gain (loss) related to securities, net of tax	(5.1)	6.8
Realized gains on securities	10.7	3.7
Redemptions by Issuers
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains on securities	10.6	3.4
Sales of Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains on securities	$ 0.1	$ 0.3

Changes in Level 3 Liabilities (Detail) (Other Liabilities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Liabilities Beginning Balance	$ 58.6	$ 94.4
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(0.6)	(4.5)
Included in Other Comprehensive Income
Purchases, Issuances, Sales, and Settlements
Issuances	68.4	3.4
Settlements	(25.8)	(34.7)
Fair Value Liabilities Ending Balance	100.6	58.6
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at Period End

Assets Measure at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 68.1		$ 85.9
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	64.3	[1]	72.4	[1]
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	3.8	[2]	13.5	[2]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	68.1		85.9
Fair Value, Inputs, Level 3 | Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	64.3	[1]	72.4	[1]
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 3.8	[2]	$ 13.5	[2]

[1]	Northern Trust provided an additional $11.3 million and $22.5 million of specific allowances to reduce the fair value of these loans during the years ended December 31, 2011 and 2010, respectively.
[2]	Northern Trust charged $1.5 million and $4.9 million through other operating expenses during the years ended December 31, 2011 and 2010, respectively, to reduce the fair values of these Other Real Estate Owned (OREO) properties.

Assets Measure at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	$ 55	$ 160	$ 215
Other Operating Expenses	267.1	270	136.3
Loans | Fair Value, Inputs, Level 3 | Specific Allowances
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	11.3	22.5
Other Operating Expenses	$ 1.5	$ 4.9

Book and Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and Due from Banks	$ 4,315.3	$ 2,818	$ 2,491.8	$ 2,648.2
Federal Funds Sold and Resell Agreements	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities:
Available for Sale	30,192.5	19,901.9
Held to Maturity	799.2	922.2
Trading Account	8	6.8
Loans (excluding Leases)
Client Security Settlement Receivables	778.3	701.3
Deposits:
Savings Certificates and Other Time	3,058.3	3,913
Non-U.S. Offices Interest-Bearing	35,868	35,472.4
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,126.7	1,896.1
Other Liabilities
Contingent Consideration	56.8
Carrying (Reported) Amount, Fair Value Disclosure
ASSETS
Cash and Due from Banks	4,315.3	2,818
Federal Funds Sold and Resell Agreements	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities:
Available for Sale	30,192.5	19,901.9
Held to Maturity	799.2	922.2
Trading Account	8	6.8
Loans (excluding Leases)
Held for Investment	27,782.7	26,747.8
Held for Sale	9.3	2.2
Client Security Settlement Receivables	778.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	185.5
Affordable Housing Investments	290.8	265.4
All Other	106.5	103.3
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	24,810.3
Savings Certificates and Other Time	3,058.3	3,913
Non-U.S. Offices Interest-Bearing	35,868	35,472.4
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,126.7	1,896.1
Long Term Debt (excluding Leases):
Subordinated Debt	1,033.4	1,148.7
Federal Home Loan Bank Borrowings	1,055	1,532.5
Floating Rate Capital Debt	276.9	276.9
Other Liabilities
Financial Guarantees	43.8	58.6
Contingent Consideration	56.8
Loan Commitments	28.9	32.4
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	25.2	44.9
Liabilities	31.8	51.4
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	149.6	134.6
Liabilities	47.3	15.3
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	0.7
Liabilities	0.1	2.8
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Forward Contracts
DERIVATIVE INSTRUMENTS
Assets		0.5
Liabilities		0.2
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	3,062.1	5,747.9
Liabilities	2,959.8	5,729.9
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	188.7	151.2
Liabilities	184.6	148.4
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Option Contracts
DERIVATIVE INSTRUMENTS
Assets		0.1
Liabilities		0.1
Estimate of Fair Value, Fair Value Disclosure
ASSETS
Cash and Due from Banks	4,315.3	2,818
Federal Funds Sold and Resell Agreements	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities:
Available for Sale	30,192.5	19,901.9
Held to Maturity	817.1	941.8
Trading Account	8	6.8
Loans (excluding Leases)
Held for Investment	27,913.7	26,814.2
Held for Sale	9.3	2.2
Client Security Settlement Receivables	778.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	185.5
Affordable Housing Investments	290.8	265.4
All Other	106.5	103.3
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	24,810.3
Savings Certificates and Other Time	3,065.5	3,929.7
Non-U.S. Offices Interest-Bearing	35,868	35,472.4
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,197.3	1,936.5
Long Term Debt (excluding Leases):
Subordinated Debt	1,040	1,177.2
Federal Home Loan Bank Borrowings	1,082.1	1,613.5
Floating Rate Capital Debt	211.6	223.2
Other Liabilities
Financial Guarantees	43.8	58.6
Contingent Consideration	56.8
Loan Commitments	28.9	32.4
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	25.2	44.9
Liabilities	31.8	51.4
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	149.6	134.6
Liabilities	47.3	15.3
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	0.7
Liabilities	0.1	2.8
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Forward Contracts
DERIVATIVE INSTRUMENTS
Assets		0.5
Liabilities		0.2
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	3,062.1	5,747.9
Liabilities	2,959.8	5,729.9
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	188.7	151.2
Liabilities	184.6	148.4
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Option Contracts
DERIVATIVE INSTRUMENTS
Assets		0.1
Liabilities		$ 0.1

Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Holdings [Line Items]
AMORTIZED COST	$ 30,092.6	$ 19,912.7
GROSS UNREALIZED GAINS	173.8	77.5
GROSS UNREALIZED LOSSES	73.9	88.3
FAIR VALUE	30,192.5	19,901.9
U.S. Government
Investment Holdings [Line Items]
AMORTIZED COST	3,965.9	667.2
GROSS UNREALIZED GAINS	63.5	1
GROSS UNREALIZED LOSSES		9.8
FAIR VALUE	4,029.4	658.4
Obligations of States and Political Subdivisions
Investment Holdings [Line Items]
AMORTIZED COST	14.9	35.4
GROSS UNREALIZED GAINS	0.9	0.9
FAIR VALUE	15.8	36.3
Government Sponsored Agency
Investment Holdings [Line Items]
AMORTIZED COST	16,702.6	11,937
GROSS UNREALIZED GAINS	86.1	47
GROSS UNREALIZED LOSSES	17.3	13.3
FAIR VALUE	16,771.4	11,970.7
Corporate Debt
Investment Holdings [Line Items]
AMORTIZED COST	2,677.7	2,547.7
GROSS UNREALIZED GAINS	4.7	7.8
GROSS UNREALIZED LOSSES	5.7	1.5
FAIR VALUE	2,676.7	2,554
Non-U.S. Government
Investment Holdings [Line Items]
AMORTIZED COST	173.7	440.6
FAIR VALUE	173.7	440.6
Residential Mortgage-Backed
Investment Holdings [Line Items]
AMORTIZED COST	196.1	308
GROSS UNREALIZED GAINS		0.9
GROSS UNREALIZED LOSSES	32.3	54.3
FAIR VALUE	163.8	254.6
Other Asset-Backed
Investment Holdings [Line Items]
AMORTIZED COST	1,606.8	1,606.5
GROSS UNREALIZED GAINS	1.3	1.5
GROSS UNREALIZED LOSSES	3.3	2.3
FAIR VALUE	1,604.8	1,605.7
Certificates of Deposit
Investment Holdings [Line Items]
AMORTIZED COST	2,418.2	1,402.5
GROSS UNREALIZED GAINS	0.2
GROSS UNREALIZED LOSSES	0.3
FAIR VALUE	2,418.1	1,402.5
Auction Rate Securities
Investment Holdings [Line Items]
AMORTIZED COST	186.5	357
GROSS UNREALIZED GAINS	4.3	14.2
GROSS UNREALIZED LOSSES	12.5	3.4
FAIR VALUE	178.3	367.8
Others
Investment Holdings [Line Items]
AMORTIZED COST	2,150.2	610.8
GROSS UNREALIZED GAINS	12.8	4.2
GROSS UNREALIZED LOSSES	2.5	3.7
FAIR VALUE	$ 2,160.5	$ 611.3

Remaining Maturity of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Available for Sale - Amortized Cost
Due in One Year or Less	$ 9,468.8
Due After One Year Through Five Years	18,464.6
Due After Five Years Through Ten Years	1,326.7
Due After Ten Years	832.5
Total	30,092.6
Available for Sale - Fair Value
Due in One Year or Less	9,469.6
Due After One Year Through Five Years	18,555.1
Due After Five Years Through Ten Years	1,333.7
Due After Ten Years	834.1
Total	$ 30,192.5

Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	$ 799.2	$ 922.2
GROSS UNREALIZED GAINS	29	30.8
GROSS UNREALIZED LOSSES	11.1	11.2
FAIR VALUE	817.1	941.8
Obligations of States and Political Subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	529.4	635
GROSS UNREALIZED GAINS	24.6	26.2
GROSS UNREALIZED LOSSES	0.1	0.4
FAIR VALUE	553.9	660.8
Government Sponsored Agency
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	156.8	169.3
GROSS UNREALIZED GAINS	4.3	4.6
GROSS UNREALIZED LOSSES	0.1	0.2
FAIR VALUE	161	173.7
Others
Schedule of Held-to-maturity Securities [Line Items]
Held to Maturity (Fair value of $817.1 and $941.8)	113	117.9
GROSS UNREALIZED GAINS	0.1
GROSS UNREALIZED LOSSES	10.9	10.6
FAIR VALUE	$ 102.2	$ 107.3

Remaining Maturity of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity - Amortized Cost
Due in One Year or Less	$ 199.5
Due After One Year Through Five Years	355.4
Due After Five Years Through Ten Years	215.5
Due After Ten Years	28.8
Total	799.2	922.2
Held to Maturity - Fair Value
Due in One Year or Less	200.9
Due After One Year Through Five Years	365.5
Due After Five Years Through Ten Years	226.1
Due After Ten Years	24.6
FAIR VALUE	$ 817.1	$ 941.8

Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized securities losses	$ 23.9	$ 20.4	$ 23.4
Realized securities gains (losses)	(0.6)	0.8	3.3
Net Impairment Losses Recognized in Earnings	23.3	21.2	26.7
Number of securities in an unrealized loss position	386
Total Fair Value	10,223.5	4,600.6
Total Unrealized Losses	85	99.5
12 MONTHS OR LONGER UNREALIZED LOSSES	51.6	65.3
Residential Mortgage-Backed
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	23.3	21.2	26.7
Number of securities in an unrealized loss position for more than 12 months	25
Total Unrealized Losses	32.3
12 MONTHS OR LONGER UNREALIZED LOSSES	31.4
Residential Mortgage-Backed | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	Below double-A
Residential mortgage-backed securities total amortized cost	168.6
Residential mortgage-backed securities fair value	137.4
Residential Mortgage-Backed | AA Credit Rating | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of residential mortgage backed securities rated below double-A	84.00%
Other Asset-Backed | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of "other asset-backed" securities rated triple-A	100.00%
Credit Rating	AAA
Other Asset-Backed | Floating Rate Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average life	5
Non-Agency RMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings		21.2	26.7
Non-Agency RMBS | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	23.3
Non-Agency RMBS | Financing Receivable, Current | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, Current | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	5.00%
Non-Agency RMBS | Financing Receivable, 30 to 59 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 60 to 89 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	80.00%
Non-Agency RMBS | Financing Receivable, 90 Days and Greater Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	90.00%
Non-Agency RMBS | Other Real Estate Owned and Loans in Foreclosure
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	100.00%
Government Sponsored Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	17.4
Others | Community Reinvestment Act CRA
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	13.4
Auction Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	12.5
Corporate Debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	$ 5.7
Percent of corporate debt unrealized losses	66.00%

Securities Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	$ 9,067.8	$ 3,480.5
LESS THAN 12 MONTHS UNREALIZED LOSSES	33.4	34.2
12 MONTHS OR LONGER FAIR VALUE	1,155.7	1,120.1
12 MONTHS OR LONGER UNREALIZED LOSSES	51.6	65.3
TOTAL FAIR VALUE	10,223.5	4,600.6
TOTAL UNREALIZED LOSSES	85	99.5
Obligations of States and Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	2.7	3
LESS THAN 12 MONTHS UNREALIZED LOSSES	0.1
12 MONTHS OR LONGER FAIR VALUE		3.2
12 MONTHS OR LONGER UNREALIZED LOSSES		0.4
TOTAL FAIR VALUE	2.7	6.2
TOTAL UNREALIZED LOSSES	0.1	0.4
Government Sponsored Agency
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	5,492.5	980.7
LESS THAN 12 MONTHS UNREALIZED LOSSES	14.1	11
12 MONTHS OR LONGER FAIR VALUE	470.1	328.7
12 MONTHS OR LONGER UNREALIZED LOSSES	3.3	2.5
TOTAL FAIR VALUE	5,962.6	1,309.4
TOTAL UNREALIZED LOSSES	17.4	13.5
Corporate Debt
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	1,027.5	930.6
LESS THAN 12 MONTHS UNREALIZED LOSSES	4.1	1.1
12 MONTHS OR LONGER FAIR VALUE	123.6	475.2
12 MONTHS OR LONGER UNREALIZED LOSSES	1.6	0.4
TOTAL FAIR VALUE	1,151.1	1,405.8
TOTAL UNREALIZED LOSSES	5.7	1.5
Residential Mortgage-Backed
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	4.7
LESS THAN 12 MONTHS UNREALIZED LOSSES	0.9
12 MONTHS OR LONGER FAIR VALUE	158.8	248.8
12 MONTHS OR LONGER UNREALIZED LOSSES	31.4	54.3
TOTAL FAIR VALUE	163.5	248.8
TOTAL UNREALIZED LOSSES	32.3	54.3
Other Asset-Backed
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	824.6	513.5
LESS THAN 12 MONTHS UNREALIZED LOSSES	2.3	2.2
12 MONTHS OR LONGER FAIR VALUE	205.7	27
12 MONTHS OR LONGER UNREALIZED LOSSES	1	0.1
TOTAL FAIR VALUE	1,030.3	540.5
TOTAL UNREALIZED LOSSES	3.3	2.3
Certificates of Deposit
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	1,019.9
LESS THAN 12 MONTHS UNREALIZED LOSSES	0.3
TOTAL FAIR VALUE	1,019.9
TOTAL UNREALIZED LOSSES	0.3
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	61	77.6
LESS THAN 12 MONTHS UNREALIZED LOSSES	7.3	3.3
12 MONTHS OR LONGER FAIR VALUE	52.6	0.7
12 MONTHS OR LONGER UNREALIZED LOSSES	5.2	0.1
TOTAL FAIR VALUE	113.6	78.3
TOTAL UNREALIZED LOSSES	12.5	3.4
Others
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	634.9	482.2
LESS THAN 12 MONTHS UNREALIZED LOSSES	4.3	6.8
12 MONTHS OR LONGER FAIR VALUE	144.9	36.5
12 MONTHS OR LONGER UNREALIZED LOSSES	9.1	7.5
TOTAL FAIR VALUE	779.8	518.7
TOTAL UNREALIZED LOSSES	13.4	14.3
U.S. Government
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE		492.9
LESS THAN 12 MONTHS UNREALIZED LOSSES		9.8
TOTAL FAIR VALUE		492.9
TOTAL UNREALIZED LOSSES		$ 9.8

Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 30,092.6	$ 19,912.7
Non-Agency RMBS
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	196.1
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	42.20%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	74.20%
Non-Agency RMBS | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	38.60%
Non-Agency RMBS | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	100.00%
Non-Agency RMBS | Prime
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	24
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	14.70%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	51.10%
Non-Agency RMBS | Prime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	38.60%
Non-Agency RMBS | Prime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	66.00%
Non-Agency RMBS | Alt-A
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	32.9
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	41.90%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	68.20%
Non-Agency RMBS | Alt-A | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	54.30%
Non-Agency RMBS | Alt-A | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	70.60%
Non-Agency RMBS | Subprime
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	105.2
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	51.70%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	73.30%
Non-Agency RMBS | Subprime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	67.10%
Non-Agency RMBS | Subprime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	85.40%
Non-Agency RMBS | 2nd Lien
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 34
WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	33.80%
LOSS SEVERITY RATES - WEIGHTED AVERAGE	99.40%
Non-Agency RMBS | 2nd Lien | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	98.70%
Non-Agency RMBS | 2nd Lien | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
LOSS SEVERITY RATES	100.00%

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Changes in Other-Than-Temporary Impairment Losses	$ (1.1)	[1]	$ (0.8)	[1]	$ (93.4)	[1]
Noncredit-related Losses Reclassified from OCI	(22.2)	[2]	(20.4)	[2]	66.7	[2]
Net Impairment Losses Recognized in Earnings	$ (23.3)		$ (21.2)		$ (26.7)

[1]	For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.
[2]	For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Credit-Related Losses Recognized in Earnings on Debt Securities Other-than-temporarily Impaired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative Credit-Related Losses on Securities Held - Beginning of Year	$ 94.2	$ 73
Plus: Losses on Newly Identified Impairments	1.5	3.3
Additional Losses on Previously Identified Impairments	21.8	17.9
Less: Losses on Securities Sold During the Year	(49.3)
Cumulative Credit-Related Losses on Securities Held - End of Year	$ 68.2	$ 94.2

Debt Securities Held for which Other-Than-Temporary Impairment Loss has been Recognized in Current Period or Previously (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OtherThanTemporary Impairment Non Credit Losses Recognized In Earnings [Line Items]
Fair Value	$ 73.6	$ 79.9
Amortized Cost Basis	96.8	113.3
Noncredit-related Losses Recognized in OCI	(23.2)	(33.4)
Tax Effect	8.6	12.2
Amount Recognized in OCI	$ (14.6)	$ (21.2)

Securities Purchased Under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities Financing Transaction [Line Items]
Balance at End of Year	$ 74.7	$ 152.1
Average Balance During the Year	246.3	277.3
Average Interest Rate Earned During the Year	0.07%	0.17%
Maximum Month-End Balance During the Year	$ 424.2	$ 578

Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities Financing Transaction [Line Items]
Balance at Ending of Year	$ 1,198.8	$ 954.4
Average Balance During the Year	815.8	626.8
Average Interest Rate Paid During the Year	0.08%	0.17%
Maximum Month-End Balance During the Year	$ 1,479.3	$ 954.4

Amounts Outstanding for Loans and Leases by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	$ 10,700	$ 10,900
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Total Loans and Leases	29,063.9	28,132
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)	(309.2)
Net Loans and Leases	28,769.1	27,812.4
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Institutional	6,918.7	5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6
Total Loans and Leases	12,354.3	11,613.4
Allowance for Credit Losses Assigned to Loans and Leases	(178.6)	(220.7)	(222.9)
Personal
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240
Total Loans and Leases	16,709.6	16,518.6
Allowance for Credit Losses Assigned to Loans and Leases	$ (116.2)	$ (98.9)	$ (86.3)

Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other U.S. loans and non-U.S. loans, short duration advances	$ 1,600,000,000	$ 1,400,000,000
Demand deposits	191,600,000	76,600,000
Loans held for sale	9,300,000	2,200,000
Unfunded loan commitments and standby letters of credit	9,700,000	16,300,000
Interest income that would have been recorded on nonperforming loans in accordance with their original terms	15,400,000	16,000,000	8,000,000
AVERAGE RECORDED INVESTMENT	260,400,000	253,800,000
TOTAL LOANS AND LEASES	29,063,900,000	28,132,000,000
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
TOTAL LOANS AND LEASES	72,200,000	33,400,000
Performing Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
TOTAL LOANS AND LEASES	$ 41,100,000	$ 22,900,000

Components of Net Investments in Direct Finance and Leverage Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Direct Finance Leases:
Lease Receivable	$ 156.3	$ 148.4
Residual Value	149.2	176.1
Initial Direct Costs	2.9	1.8
Unearned Income	(44.1)	(44.9)
Investment in Direct Finance Leases	264.3	281.4
Leveraged Leases:
Net Rental Receivable	326	353
Residual Value	622.7	743.8
Unearned Income	(234.2)	(314.5)
Investment in Leveraged Leases	714.5	782.3
Lease Financing, net	$ 978.8	$ 1,063.7

Future Minimum Lease Payments to be Received (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 33.9
2013	28.9
2014	25.1
2015	21.4
2016	$ 15.6

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5", and "6 to 9" (Watch List) Categories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	$ 10,700	$ 10,900
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
TOTAL LOANS AND LEASES	29,063.9	28,132
Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	6,918.7	5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6
TOTAL LOANS AND LEASES	12,354.3	11,613.4
Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240
TOTAL LOANS AND LEASES	16,709.6	16,518.6
1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	12,567	11,566
1 to 3 Category | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	3,681.8	2,821.5
Commercial Real Estate	1,247.1	1,232.8
Lease Financing, net	547.7	571.6
Non-U.S.	519	430
Other	241.4	209.5
TOTAL LOANS AND LEASES	6,237	5,265.4
1 to 3 Category | Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	2,777.1	2,896
Private Client	3,390.6	3,326.5
Other	162.3	78.1
TOTAL LOANS AND LEASES	6,330	6,300.6
4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	15,556	15,463.6
4 to 5 Category | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	3,029.1	2,849.8
Commercial Real Estate	1,467.2	1,594.3
Lease Financing, net	422.3	473
Non-U.S.	527.3	596.5
Other	176.2	137.1
TOTAL LOANS AND LEASES	5,622.1	5,650.7
4 to 5 Category | Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	7,501	7,586.9
Private Client	2,245.9	2,064.1
Other	187	161.9
TOTAL LOANS AND LEASES	9,933.9	9,812.9
6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	940.9	1,102.4
6 to 9 Category (Watch List) | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	207.8	243.2
Commercial Real Estate	267.4	415.3
Lease Financing, net	8.8	19.1
Non-U.S.	11.2	19.7
TOTAL LOANS AND LEASES	495.2	697.3
6 to 9 Category (Watch List) | Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	430.8	372
Private Client	14.9	33.1
TOTAL LOANS AND LEASES	$ 445.7	$ 405.1

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	$ 29,063.9	$ 28,132
Total Other Real Estate Owned	21.2	45.5
Total Nonperforming Assets	314.9	378.5
Commercial
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	12,354.3	11,613.4
Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	6,918.7	5,914.5
Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	2,981.7	3,242.4
Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	978.8	1,063.7
Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	1,057.5	1,046.2
Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	417.6	346.6
Personal
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	16,709.6	16,518.6
Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	10,708.9	10,854.9
Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	5,651.4	5,423.7
Personal | Other Member
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	349.3	240
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
CURRENT	28,601.6	27,579.6
30 - 59 DAYS PAST DUE	109.2	152.3
60 - 89 DAYS PAST DUE	46.3	54.1
90 DAYS OR MORE PAST DUE	13.1	13
TOTAL LOANS AND LEASES	28,770.2	27,799
Performing Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
CURRENT	12,201.3	11,364.4
30 - 59 DAYS PAST DUE	25.8	40.5
60 - 89 DAYS PAST DUE	13	23.9
90 DAYS OR MORE PAST DUE	3.4	10.2
TOTAL LOANS AND LEASES	12,243.5	11,439
Performing Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
CURRENT	6,869.2	5,831.2
30 - 59 DAYS PAST DUE	15	16.3
60 - 89 DAYS PAST DUE	2.7	8.2
90 DAYS OR MORE PAST DUE	0.5	0.8
TOTAL LOANS AND LEASES	6,887.4	5,856.5
Performing Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
CURRENT	2,878.2	3,076.7
30 - 59 DAYS PAST DUE	10.8	24.2
60 - 89 DAYS PAST DUE	10.3	15.7
90 DAYS OR MORE PAST DUE	2.9	9.4
TOTAL LOANS AND LEASES	2,902.2	3,126
Performing Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
CURRENT	978.8	1,063.7
TOTAL LOANS AND LEASES	978.8	1,063.7
Performing Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
CURRENT	1,057.5	1,046.2
TOTAL LOANS AND LEASES	1,057.5	1,046.2
Performing Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
CURRENT	417.6	346.6
TOTAL LOANS AND LEASES	417.6	346.6
Performing Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
CURRENT	16,400.3	16,215.2
30 - 59 DAYS PAST DUE	83.4	111.8
60 - 89 DAYS PAST DUE	33.3	30.2
90 DAYS OR MORE PAST DUE	9.7	2.8
TOTAL LOANS AND LEASES	16,526.7	16,360
Performing Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
CURRENT	10,428	10,607.4
30 - 59 DAYS PAST DUE	67.7	76.1
60 - 89 DAYS PAST DUE	27.6	17.2
90 DAYS OR MORE PAST DUE	8	0.9
TOTAL LOANS AND LEASES	10,531.3	10,701.6
Performing Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
CURRENT	5,623	5,367.8
30 - 59 DAYS PAST DUE	15.7	35.7
60 - 89 DAYS PAST DUE	5.7	13
90 DAYS OR MORE PAST DUE	1.7	1.9
TOTAL LOANS AND LEASES	5,646.1	5,418.4
Performing Financing Receivable | Personal | Other Member
Financing Receivable, Recorded Investment [Line Items]
CURRENT	349.3	240
TOTAL LOANS AND LEASES	349.3	240
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	293.7	333
Nonperforming Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	110.8	174.4
Nonperforming Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	31.3	58
Nonperforming Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	79.5	116.4
Nonperforming Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	182.9	158.6
Nonperforming Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	177.6	153.3
Nonperforming Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	$ 5.3	$ 5.3

Impaired Loans by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	$ 279.4	$ 301.2
UNPAID PRINCIPAL BALANCE	356.9	372.3
SPECIFIC ALLOWANCE	32.8	51.7
AVERAGE RECORDED INVESTMENT	260.4	253.8
INTEREST INCOME RECOGNIZED	2.7
Commercial
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	121.2	180.5
UNPAID PRINCIPAL BALANCE	162.6	225.2
SPECIFIC ALLOWANCE	22.9	49.3
AVERAGE RECORDED INVESTMENT	134.7
INTEREST INCOME RECOGNIZED	0.6
Commercial | Commercial and Institutional | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	11.9	41.7
UNPAID PRINCIPAL BALANCE	20.5	47.8
SPECIFIC ALLOWANCE	8.8	19.8
AVERAGE RECORDED INVESTMENT	23.6
Commercial | Commercial and Institutional | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	21.4	17.9
UNPAID PRINCIPAL BALANCE	24	26.1
AVERAGE RECORDED INVESTMENT	18.3
INTEREST INCOME RECOGNIZED	0.1
Commercial | Commercial Real Estate | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	41.4	77.2
UNPAID PRINCIPAL BALANCE	50.1	88.9
SPECIFIC ALLOWANCE	14.1	29.5
AVERAGE RECORDED INVESTMENT	59.8
Commercial | Commercial Real Estate | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	46.5	43.7
UNPAID PRINCIPAL BALANCE	68	62.4
AVERAGE RECORDED INVESTMENT	33
INTEREST INCOME RECOGNIZED	0.5
Personal
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	158.2	120.7
UNPAID PRINCIPAL BALANCE	194.3	147.1
SPECIFIC ALLOWANCE	9.9	2.4
AVERAGE RECORDED INVESTMENT	125.7
INTEREST INCOME RECOGNIZED	2.1
Personal | Residential Real Estate | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	18.9	5.1
UNPAID PRINCIPAL BALANCE	26.2	5.1
SPECIFIC ALLOWANCE	8.9	2.4
AVERAGE RECORDED INVESTMENT	9.7
Personal | Residential Real Estate | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	134.4	111.9
UNPAID PRINCIPAL BALANCE	162.6	138.1
AVERAGE RECORDED INVESTMENT	111.8
INTEREST INCOME RECOGNIZED	2.1
Personal | Private Client | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	3.3
UNPAID PRINCIPAL BALANCE	3.6
SPECIFIC ALLOWANCE	1
AVERAGE RECORDED INVESTMENT	2
Personal | Private Client | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	1.6	3.7
UNPAID PRINCIPAL BALANCE	1.9	3.9
AVERAGE RECORDED INVESTMENT	$ 2.2

Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Class of Financing Receivable Contract	Dec. 31, 2011 Commercial	Dec. 31, 2010 Commercial	Dec. 31, 2011 Commercial Class of Financing Receivable Contract	Dec. 31, 2011 Commercial Class of Financing Receivable Commercial and Institutional Contract	Dec. 31, 2011 Commercial Class of Financing Receivable Commercial Real Estates Contract	Dec. 31, 2011 Personal	Dec. 31, 2010 Personal	Dec. 31, 2011 Personal Class of Financing Receivable Contract	Dec. 31, 2011 Personal Class of Financing Receivable Residential Real Estate Contract	Dec. 31, 2011 Personal Class of Financing Receivable Private Client Contract
Financing Receivable, Modifications [Line Items]
NUMBER OF LOANS AND LEASES			171			22	6	16			149	148	1
UNPAID PRINCIPAL BALANCE	$ 356.9	$ 372.3	$ 95.1	$ 162.6	$ 225.2	$ 54.7	$ 12.1	$ 42.6	$ 194.3	$ 147.1	$ 40.4	$ 40.4
RECORDED INVESTMENT			$ 77			$ 44.4	$ 10.4	$ 34			$ 32.6	$ 32.6

Number of Loans and Leases Modified in Troubled Debt Restructurings which became Nonperforming, as well as Total Recorded Investments and Unpaid Principal Balances (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Commercial	Dec. 31, 2010 Commercial	Dec. 31, 2011 Personal	Dec. 31, 2010 Personal	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Commercial Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Commercial Commercial and Institutional Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Personal Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Personal Residential Real Estate Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Personal Private Client Contract
Financing Receivable, Modifications [Line Items]
NUMBER OF LOANS AND LEASES							10	1	1	9	8	1
UNPAID PRINCIPAL BALANCE	$ 356.9	$ 372.3	$ 162.6	$ 225.2	$ 194.3	$ 147.1	$ 4.1	$ 0.4	$ 0.4	$ 3.7	$ 2.6	$ 1.1
RECORDED INVESTMENT							$ 2.9			$ 2.9	$ 2.1	$ 0.8

Changes in Allowance for Credit Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	$ 357.3	$ 340.6	$ 251.1
Charge-Offs	(116.3)	(150.1)	(132.3)
Recoveries	32.9	6.9	6.5
Net Charge-Offs	(83.4)	(143.2)	(125.8)
Provision for Credit Losses	55	160	215
Effect of Foreign Exchange Rates		(0.1)	0.3
Balance at End of Year	328.9	357.3	340.6
Allowance assigned to loans and leases	294.8	319.6	309.2
Allowance assigned to unfunded commitments and standby letters of credit	34.1	37.7	31.4
Total Allowance for Credit Losses	328.9	357.3	340.6
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	256.7	252.2	185.6
Charge-Offs	(56.3)	(76.2)	(53.1)
Recoveries	21.5	3.6	3.1
Net Charge-Offs	(34.8)	(72.6)	(50)
Provision for Credit Losses	(10.9)	77.2	116.3
Effect of Foreign Exchange Rates		(0.1)	0.3
Balance at End of Year	211	256.7	252.2
Allowance assigned to loans and leases	178.6	220.7	222.9
Allowance assigned to unfunded commitments and standby letters of credit	32.4	36	29.3
Total Allowance for Credit Losses	211	256.7	252.2
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	100.6	88.4	65.5
Charge-Offs	(60)	(73.9)	(79.2)
Recoveries	11.4	3.3	3.4
Net Charge-Offs	(48.6)	(70.6)	(75.8)
Provision for Credit Losses	65.9	82.8	98.7
Balance at End of Year	117.9	100.6	88.4
Allowance assigned to loans and leases	116.2	98.9	86.3
Allowance assigned to unfunded commitments and standby letters of credit	1.7	1.7	2.1
Total Allowance for Credit Losses	$ 117.9	$ 100.6	$ 88.4

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	$ 279.4	$ 301.2
Evaluated for Inherent Impairment	28,784.5	27,830.8
Total Loans and Leases	29,063.9	28,132
Specifically Evaluated for Impairment	32.8	51.7
Evaluated for Inherent Impairment	262	267.9
Allowance assigned to loans and leases	294.8	319.6	309.2
Allowance assigned to unfunded commitments and standby letters of credit	34.1	37.7	31.4
Total Allowance for Credit Losses	328.9	357.3	340.6	251.1
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	121.2	180.5
Evaluated for Inherent Impairment	12,233.1	11,432.9
Total Loans and Leases	12,354.3	11,613.4
Specifically Evaluated for Impairment	22.9	49.3
Evaluated for Inherent Impairment	155.7	171.4
Allowance assigned to loans and leases	178.6	220.7	222.9
Allowance assigned to unfunded commitments and standby letters of credit	32.4	36	29.3
Total Allowance for Credit Losses	211	256.7	252.2	185.6
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	158.2	120.7
Evaluated for Inherent Impairment	16,551.4	16,397.9
Total Loans and Leases	16,709.6	16,518.6
Specifically Evaluated for Impairment	9.9	2.4
Evaluated for Inherent Impairment	106.3	96.5
Allowance assigned to loans and leases	116.2	98.9	86.3
Allowance assigned to unfunded commitments and standby letters of credit	1.7	1.7	2.1
Total Allowance for Credit Losses	$ 117.9	$ 100.6	$ 88.4	$ 65.5

Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate [Line Items]
Average commercial mortgage financing loan amount	$ 2,286,000,000	$ 2,272,900,000
Residential real estate	10,700,000,000	10,900,000,000
Residential real estate loans as percentage of total U.S. loans	38.00%	40.00%
Lower limit of generally required loan to collateral value for residential real estate loans	65.00%
Upper limit of generally required loan to collateral value for residential real estate loans	80.00%
Legally binding commitments to extend credit	2,200,000,000	2,500,000,000
Money Market Funds
Commercial Real Estate [Line Items]
Credit risk to banks - money market assets	16,800,000,000	15,500,000,000
Demand Deposits
Commercial Real Estate [Line Items]
Credit risk to banks - non-interest bearing balances held at banks	4,200,000,000	2,700,000,000
Greater Chicago Area
Commercial Real Estate [Line Items]
Residential real estate	4,000,000,000
Florida
Commercial Real Estate [Line Items]
Residential real estate	2,800,000,000
California State
Commercial Real Estate [Line Items]
Residential real estate	1,500,000,000
Commercial Real Estate | Commercial
Commercial Real Estate [Line Items]
Average commercial mortgage financing loan amount	$ 1,300,000

Commercial Real Estate Loan Types (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial Mortgages:
Office	$ 615.6	$ 605.3
Apartment/ Multi-family	656.3	572.4
Retail	523.1	517.8
Industrial/ Warehouse	357.7	383.7
Other	133.3	193.7
Total Commercial Mortgages	2,286	2,272.9
Construction, Acquisition and Development Loans	450.1	591.8
Single Family Investment	161.4	246.8
Other Commercial Real Estate Related	84.2	130.9
Total Commercial Real Estate Loans	$ 2,981.7	$ 3,242.4

Buildings and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
ORIGINAL COST	$ 1,058.2
ACCUMULATED DEPRECIATION	563.7
NET BOOK VALUE	494.5	504.5
Land Improvements
Property, Plant and Equipment [Line Items]
ORIGINAL COST	32.6
ACCUMULATED DEPRECIATION	0.8
NET BOOK VALUE	31.8
Building
Property, Plant and Equipment [Line Items]
ORIGINAL COST	252.2
ACCUMULATED DEPRECIATION	127
NET BOOK VALUE	125.2
Equipment
Property, Plant and Equipment [Line Items]
ORIGINAL COST	391
ACCUMULATED DEPRECIATION	209.1
NET BOOK VALUE	181.9
Leasehold Improvements
Property, Plant and Equipment [Line Items]
ORIGINAL COST	298.5
ACCUMULATED DEPRECIATION	180.5
NET BOOK VALUE	118
Buildings Leased under Capital Leases
Property, Plant and Equipment [Line Items]
ORIGINAL COST	83.9
ACCUMULATED DEPRECIATION	46.3
NET BOOK VALUE	$ 37.6

Buildings and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation of assets	$ 89.2	$ 93.5	$ 95.7

Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Finance Lease Obligations [Line Items]
Future minimum lease payments, term	1 year
One of the buildings and related land utilized for Chicago operations	In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.
Percentage of proceeds in excess of original project costs the bank would anticipate to receive, in addition to full repayment of outstanding loan, in the event of sale or refinancing	42.00%
Net rental expense	$ 84.2	$ 68.1	$ 70.2
Restructuring, acquisition and integration related charges
Schedule of Finance Lease Obligations [Line Items]
Net rental expense	$ 6.4

Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 86.9
2013	85.8
2014	72.1
2015	67.3
2016	53.3
Later Years	380.2
Total Minimum Lease Payments	$ 745.6

Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 7.9
2013	8.1
2014	8.4
2015	8.2
2016	8
Later Years	23.6
Total Minimum Lease Payments, net	64.2
Less: Amount Representing Interest	19.3
Net Present Value under Capital Lease Obligations	$ 44.9

Changes in Carrying Amounts of Goodwill by Business Unit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 400.9		$ 401.6
Goodwill Acquired	131.4		4.6
Other Changes	(0.3)	[1]	(5.3)	[1]
Ending Balance	532		400.9
Corporate and Institutional Services
Goodwill [Line Items]
Beginning Balance	329.5		334.7
Goodwill Acquired	131.4
Other Changes	(0.3)	[1]	(5.2)	[1]
Ending Balance	460.6		329.5
Personal Financial Services
Goodwill [Line Items]
Beginning Balance	71.4		66.9
Goodwill Acquired	0		4.6
Other Changes	0	[1]	(0.1)	[1]
Ending Balance	$ 71.4		$ 71.4

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 251.2	[1]	$ 164.2	[1]
Accumulated Amortization	127.8	[1]	111	[1]
Net Book Value	$ 123.4	[1]	$ 53.2	[1]

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Bank of Ireland Securities Services (BoISS)	Jul. 31, 2011 Omnium LLC
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense related to other intangible assets	$ 16.8	$ 14.8	$ 16.2
Estimated future amortization expense for 2012	20.8
Estimated future amortization expense for 2013	20.5
Estimated future amortization expense for 2014	20.4
Estimated future amortization expense for 2015	11.7
Estimated future amortization expense for 2016	9.1
Business acquisition purchase price adjustment period				1 year	5 years
Business acquisition purchase price				84.4	145.1
Business acquisition cash paid				71	101.6
Business acquisition contingent consideration				13.4	43.5
Business acquisition purchase price allocated to goodwill				30	101.4
Business acquisition purchase price allocated to other intangible assets				45	43.9
Business acquisition fair value of contingent purchase consideration	$ 56.8			$ 11.4	$ 45.4

Summary of Senior Notes Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Outstanding [Line Items]
Senior Notes	$ 2,126.7		$ 1,896.1
Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011
Debt Outstanding [Line Items]
Interest Rate	5.30%	[1],[2],[3]
Senior Notes			249.9	[1],[2],[3]
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Interest Rate	5.20%	[1],[2],[4],[5]
Senior Notes	206.9	[1],[2],[4],[5]	214.6	[1],[2],[4],[5]
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Interest Rate	5.50%	[1],[2],[5],[6]
Senior Notes	422.4	[1],[2],[5],[6]	432.2	[1],[2],[5],[6]
Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014
Debt Outstanding [Line Items]
Interest Rate	4.63%
Senior Notes	500		500
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Interest Rate	3.45%	[1],[2],[7]
Senior Notes	499.5	[1],[2],[7]	499.4	[1],[2],[7]
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Interest Rate	3.38%	[1],[2],[8]
Senior Notes	$ 497.9	[1],[2],[8]

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Notes issued at a discount of .035%.
[4]	Notes issued at a discount of .044%.
[5]	Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2011, increases in the carrying values of the senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded. As of December 31, 2010, increases in the carrying values of senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded.
[6]	Notes issued at a discount of .09%.
[7]	Notes issued at a discount of .117%
[8]	Notes issued at a discount of .437%

Summary of Long Term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Disclosure [Line Items]
Bank-Subordinated Debt	$ 1,033.4	[1],[2]	$ 1,148.7	[1],[2]
Federal Home Loan Bank Borrowings	1,055		1,532.5
Capital Lease Obligations	44.9	[3]	48.1	[3]
Total Long-Term Debt	2,133.3		2,729.3
Long-Term Debt Qualifying as Risk-Based Capital	678.9		765.8
Notes 6.30 Percent Bank Subordinated Debt Due March 2011
Debt Disclosure [Line Items]
Bank-Subordinated Debt			150	[1],[2],[4]
Notes 4.60 Percent Bank Subordinated Debt Due February 2013
Debt Disclosure [Line Items]
Bank-Subordinated Debt	200	[1],[2],[4]	200	[1],[2],[4]
Notes 5.85 Percent Bank Subordinated Debt Due November 2017
Debt Disclosure [Line Items]
Bank-Subordinated Debt	241.5	[1],[2],[4],[5]	229.5	[1],[2],[4],[5]
Notes 6.50 Percent Bank Subordinated Debt Due August 2018
Debt Disclosure [Line Items]
Bank-Subordinated Debt	360.8	[1],[2],[4],[5],[6]	337.6	[1],[2],[4],[5],[6]
Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015
Debt Disclosure [Line Items]
Bank-Subordinated Debt	231.1	[1],[2],[7]	231.6	[1],[2],[7]
One Year or Less
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	670		426.4
One to Three Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	335		870
Three to Five Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings			135
Five to Ten Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	$ 50		$ 101.1

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Refer to Note 10.
[4]	Under the terms of its current Offering Circular dated August 23, 2011, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.
[5]	Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2011, increases in the carrying values of the senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded. As of December 31, 2010, increases in the carrying values of senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded.
[6]	Notes issued at a discount of .02%
[7]	Notes issued at a discount of .484%.

Summary of Long Term Debt Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2010 Notes 6.30 Percent Bank Subordinated Debt Due March 2011	Aug. 23, 2011 Notes 6.30 Percent Bank Subordinated Debt Due March 2011 Upper Limit	Aug. 23, 2011 Notes 6.30 Percent Bank Subordinated Debt Due March 2011 Lower Limit	Dec. 31, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Dec. 31, 2010 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Aug. 23, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Upper Limit	Aug. 23, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Lower Limit	Dec. 31, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2010 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Aug. 23, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Upper Limit	Aug. 23, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Lower Limit	Dec. 31, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2010 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Aug. 23, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Upper Limit	Aug. 23, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Lower Limit	Dec. 31, 2011 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2010 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2011 One Year or Less	Dec. 31, 2010 One Year or Less	Dec. 31, 2011 One to Three Years	Dec. 31, 2010 One to Three Years	Dec. 31, 2010 Three to Five Years	Dec. 31, 2011 Five to Ten Years	Dec. 31, 2010 Five to Ten Years	Aug. 23, 2011 Senior Notes Upper Limit	Aug. 23, 2011 Subordinated Debt Upper Limit	Aug. 23, 2011 Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010 Upper Limit	Aug. 23, 2011 Sterling Denominated Floating Rate Bank Senior Note 0.71 Percent Due March 2010 Lower Limit	Dec. 31, 2011 Interest Rate Swap Contracts Senior Notes	Dec. 31, 2010 Interest Rate Swap Contracts Senior Notes	Dec. 31, 2011 Interest Rate Swap Contracts Subordinated Debt	Dec. 31, 2010 Interest Rate Swap Contracts Subordinated Debt
Debt Disclosure [Line Items]
Interest Rate	6.30%			4.60%	4.60%			5.85%	5.85%			6.50%	6.50%			5.38%	5.38%
Federal Home Loan Bank Borrowings, Average Rate at Year End																		4.64%	4.18%	4.08%	4.46%	4.40%	6.29%	6.38%
Offering Circular, ability to offer notes in aggregate principal amount																									$ 4,500,000,000	$ 1,000,000,000
Debt maturity		15 years	5 years			15 years	5 years			15 years	5 years			15 years	5 years												15 years	30 days
Notes issued at a discount												0.02%	0.02%			0.48%	0.48%
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts																													$ 29,900,000	$ 47,800,000	$ 102,600,000	$ 67,400,000

Summary of Senior Notes Outstanding (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011
Debt Outstanding [Line Items]
Notes issued at a discount	0.04%	0.04%
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Notes issued at a discount	0.04%	0.04%
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Notes issued at a discount	0.09%	0.09%
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Notes issued at a discount	0.12%	0.12%
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Notes issued at a discount	0.44%	0.44%

Floating Rate Capital Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027	Dec. 31, 2011 NTC Capital I Subordinated Debentures Due January 15th 2027	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Basis points above three-month London Interbank Offered Rate (LIBOR)	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Interest rate equal to three-month LIBOR	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027	Dec. 31, 2011 NTC Capital II Subordinated Debentures Due April 15th 2027	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Basis points above three-month London Interbank Offered Rate (LIBOR)	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Interest rate equal to three-month LIBOR
Debt Instrument [Line Items]
Floating Rate Capital Securities, issued	$ 150				$ 120
Floating Rate Capital Securities, terms of issue	The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027.				The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027.
Debt instrument, basis spread on variable rate			0.61%	0.52%			0.68%	0.59%
Floating Rate Capital Securities, due date	Jan 15, 2027				Apr 15, 2027
Phased out period for tier 1 regulatory capital treatment of securities		3 years				3 years
Start date of phased out period for tier 1 regulatory capital treatment of securities		2013-01-01				2013-01-01
Liquidation amount per Security	$ 1,000				$ 1,000
Interest rate on the securities	Three-month LIBOR plus .52%				Three-month LIBOR plus .59%
Maximum consecutive periods on the deferred payment of interest	20Q				20Q

Summary of Book Values of Outstanding Subordinated Debentures (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 276.9	$ 276.9
NTC Capital I Subordinated Debentures Due January 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	153.8	153.8
NTC Capital II Subordinated Debentures Due April 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 123.1	$ 123.1

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2009	Nov. 30, 2008 Year	Dec. 31, 2009 Series B Preferred Stock	Aug. 26, 2009 Series B Preferred Stock	Nov. 30, 2008 Series B Preferred Stock	Nov. 14, 2008 Series B Preferred Stock	Jun. 17, 2009 Series B Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, no par value	$ 0
Preferred stock, outstanding	0	0
Common stock, issued				17,250,000
Common Stock, Par Value	$ 1.6667	$ 1.6667		$ 1.6667
Additional shares authorized for repurchase	5,600,000
Average price paid per share for common stock repurchased	$ 49.63	$ 52.33	$ 55.05
Issued shares of Series B Preferred Stock									1,576,000
Proceeds from shares of Series B Preferred Stock and a warrant issued									$ 1,576
Payment to repurchase preferred share investment										1,576
Repurchase of warrant			87				87
Series B Preferred Stock, par value								$ 0
Series B Preferred Stock, liquidation preference per share								$ 1,000
Dividend payment terms								Cumulative dividends on the Series B Preferred Stock accrued on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter.
Dividends liquidation preference percentage, within next five years								5.00%
Dividends liquidation preference percentage, thereafter								9.00%
Discounted cash flow model for fair value of preferred dividends, assumed market yield								12.00%
Discounted cash flow model for fair value of preferred dividends, assumed effective yield								6.13%
Discounted cash flow model for fair value of preferred dividends, estimated life (years)								5 years
Dividends on the preferred stock and the related accretion of the discount						$ 111.1
Warrant to purchase shares of common stock					3,824,624
Warrant Exercise price					61.81
Warrant term (years)					10 years
Fair value assumption for warrant to purchase common stock, life (years)					10
Fair value assumption for warrant to purchase common stock, dividend yield					2.19%
Fair value assumption for warrant to purchase common stock, stock price volatility					36.06%
Fair value assumption for warrant to purchase common stock, risk free interest rate					3.98%

Changes in Number of Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Common Stock Outstanding [Line Items]
Beginning balance	242,268,903	241,679,942	223,263,132
Common Stock Issuance			17,250,000
Incentive Plan and Awards	189,793	300,376	479,359
Stock Options Exercised	149,385	419,846	938,249
Treasury Stock Purchased	(1,599,572)	(131,261)	(250,798)
Ending balance	241,008,509	242,268,903	241,679,942

Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	$ (305.3)
PERIOD CHANGE TAX EFFECT	5.2	(60)	(64.7)
ENDING BALANCE (NET OF TAX)	(345.6)	(305.3)
Year 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(305.3)
PERIOD CHANGE BEFORE TAX AMOUNT	(45.5)
PERIOD CHANGE TAX EFFECT	5.2
ENDING BALANCE (NET OF TAX)	(345.6)
Year 2011 | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(21.2)
PERIOD CHANGE BEFORE TAX AMOUNT	10.2
PERIOD CHANGE TAX EFFECT	(3.6)
ENDING BALANCE (NET OF TAX)	(14.6)
Year 2011 | Other Unrealized Gains (Losses) on Securities Available for Sale, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	7.7
PERIOD CHANGE BEFORE TAX AMOUNT	61.6
PERIOD CHANGE TAX EFFECT	(23.4)
ENDING BALANCE (NET OF TAX)	45.9
Year 2011 | Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT	13.5
PERIOD CHANGE TAX EFFECT	(5)
ENDING BALANCE (NET OF TAX)	8.5
Year 2011 | Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(13.5)
PERIOD CHANGE BEFORE TAX AMOUNT	85.3
PERIOD CHANGE TAX EFFECT	(32)
ENDING BALANCE (NET OF TAX)	39.8
Year 2011 | Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	11.4
PERIOD CHANGE BEFORE TAX AMOUNT	(23.6)
PERIOD CHANGE TAX EFFECT	8.8
ENDING BALANCE (NET OF TAX)	(3.4)
Year 2011 | Reclassification Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT	(5.6)
PERIOD CHANGE TAX EFFECT	2
ENDING BALANCE (NET OF TAX)	(3.6)
Year 2011 | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	11.4
PERIOD CHANGE BEFORE TAX AMOUNT	(29.2)
PERIOD CHANGE TAX EFFECT	10.8
ENDING BALANCE (NET OF TAX)	(7)
Year 2011 | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(7)
PERIOD CHANGE BEFORE TAX AMOUNT	18.7
PERIOD CHANGE TAX EFFECT	(21.2)
ENDING BALANCE (NET OF TAX)	(9.5)
Year 2011 | Net Actuarial (Loss) Gain
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(299.5)
PERIOD CHANGE BEFORE TAX AMOUNT	(158.2)
PERIOD CHANGE TAX EFFECT	61.3
ENDING BALANCE (NET OF TAX)	(396.4)
Year 2011 | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	3.3
PERIOD CHANGE BEFORE TAX AMOUNT	7.7
PERIOD CHANGE TAX EFFECT	(2.9)
ENDING BALANCE (NET OF TAX)	8.1
Year 2011 | Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT	30.2
PERIOD CHANGE TAX EFFECT	(10.8)
ENDING BALANCE (NET OF TAX)	19.4
Year 2011 | Total Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(296.2)
PERIOD CHANGE BEFORE TAX AMOUNT	(120.3)
PERIOD CHANGE TAX EFFECT	47.6
ENDING BALANCE (NET OF TAX)	(368.9)
Year 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(361.6)
PERIOD CHANGE BEFORE TAX AMOUNT		116.3
PERIOD CHANGE TAX EFFECT		(60)
ENDING BALANCE (NET OF TAX)		(305.3)
Year 2010 | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(42)
PERIOD CHANGE BEFORE TAX AMOUNT		33
PERIOD CHANGE TAX EFFECT		(12.2)
ENDING BALANCE (NET OF TAX)		(21.2)
Year 2010 | Other Unrealized Gains (Losses) on Securities Available for Sale, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		0.3
PERIOD CHANGE BEFORE TAX AMOUNT		(8.8)
PERIOD CHANGE TAX EFFECT		3.4
ENDING BALANCE (NET OF TAX)		(5.1)
Year 2010 | Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT		20.2
PERIOD CHANGE TAX EFFECT		(7.4)
ENDING BALANCE (NET OF TAX)		12.8
Year 2010 | Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(41.7)
PERIOD CHANGE BEFORE TAX AMOUNT		44.4
PERIOD CHANGE TAX EFFECT		(16.2)
ENDING BALANCE (NET OF TAX)		(13.5)
Year 2010 | Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(26.2)
PERIOD CHANGE BEFORE TAX AMOUNT		46.7
PERIOD CHANGE TAX EFFECT		(17.1)
ENDING BALANCE (NET OF TAX)		3.4
Year 2010 | Reclassification Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT		12.6
PERIOD CHANGE TAX EFFECT		(4.6)
ENDING BALANCE (NET OF TAX)		8
Year 2010 | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(26.2)
PERIOD CHANGE BEFORE TAX AMOUNT		59.3
PERIOD CHANGE TAX EFFECT		(21.7)
ENDING BALANCE (NET OF TAX)		11.4
Year 2010 | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		11.3
PERIOD CHANGE BEFORE TAX AMOUNT		4
PERIOD CHANGE TAX EFFECT		(22.3)
ENDING BALANCE (NET OF TAX)		(7)
Year 2010 | Net Actuarial (Loss) Gain
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(310.5)
PERIOD CHANGE BEFORE TAX AMOUNT		(16.4)
PERIOD CHANGE TAX EFFECT		9.3
ENDING BALANCE (NET OF TAX)		(317.6)
Year 2010 | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
ENDING BALANCE (NET OF TAX)		5.5	5.5
Year 2010 | Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT		25
PERIOD CHANGE TAX EFFECT		(9.1)
ENDING BALANCE (NET OF TAX)		15.9
Year 2010 | Total Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(305)
PERIOD CHANGE BEFORE TAX AMOUNT		8.6
PERIOD CHANGE TAX EFFECT		0.2
ENDING BALANCE (NET OF TAX)		(296.2)
Year 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(494.9)
PERIOD CHANGE BEFORE TAX AMOUNT			198
PERIOD CHANGE TAX EFFECT			(64.7)
ENDING BALANCE (NET OF TAX)			(361.6)
Year 2009 | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(66.4)
PERIOD CHANGE TAX EFFECT			24.4
ENDING BALANCE (NET OF TAX)			(42)
Year 2009 | Other Unrealized Gains (Losses) on Securities Available for Sale, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(212.9)
PERIOD CHANGE BEFORE TAX AMOUNT			374.7
PERIOD CHANGE TAX EFFECT			(137.5)
ENDING BALANCE (NET OF TAX)			24.3
Year 2009 | Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(22.9)
PERIOD CHANGE TAX EFFECT			8.4
ENDING BALANCE (NET OF TAX)			(14.5)
Year 2009 | Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(212.9)
PERIOD CHANGE BEFORE TAX AMOUNT			270.4
PERIOD CHANGE TAX EFFECT			(99.2)
ENDING BALANCE (NET OF TAX)			(41.7)
Year 2009 | Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(20.7)
PERIOD CHANGE BEFORE TAX AMOUNT			8.2
PERIOD CHANGE TAX EFFECT			(3)
ENDING BALANCE (NET OF TAX)			(15.5)
Year 2009 | Reclassification Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(16.9)
PERIOD CHANGE TAX EFFECT			6.2
ENDING BALANCE (NET OF TAX)			(10.7)
Year 2009 | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(20.7)
PERIOD CHANGE BEFORE TAX AMOUNT			(8.7)
PERIOD CHANGE TAX EFFECT			3.2
ENDING BALANCE (NET OF TAX)			(26.2)
Year 2009 | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			12.8
PERIOD CHANGE BEFORE TAX AMOUNT			(38.1)
PERIOD CHANGE TAX EFFECT			36.6
ENDING BALANCE (NET OF TAX)			11.3
Year 2009 | Net Actuarial (Loss) Gain
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(266.5)
PERIOD CHANGE BEFORE TAX AMOUNT			(64)
PERIOD CHANGE TAX EFFECT			8.8
ENDING BALANCE (NET OF TAX)			(321.7)
Year 2009 | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(6.4)
PERIOD CHANGE BEFORE TAX AMOUNT			17.6
PERIOD CHANGE TAX EFFECT			(6.4)
ENDING BALANCE (NET OF TAX)			4.8
Year 2009 | Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			19.4
PERIOD CHANGE TAX EFFECT			(7.2)
ENDING BALANCE (NET OF TAX)			12.2
Year 2009 | Total Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(274.1)
PERIOD CHANGE BEFORE TAX AMOUNT			(25.6)
PERIOD CHANGE TAX EFFECT			(5.3)
ENDING BALANCE (NET OF TAX)			(305)
Year 2009 | Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(15)
PERIOD CHANGE TAX EFFECT			5.5
ENDING BALANCE (NET OF TAX)			(9.5)
Year 2009 | Transition Obligation
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(1.2)
PERIOD CHANGE BEFORE TAX AMOUNT			1.4
PERIOD CHANGE TAX EFFECT			(0.5)
ENDING BALANCE (NET OF TAX)			$ (0.3)

Computations of Net Income Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Net Income	$ 603.6	$ 669.5	$ 864.2
Less: Dividends on Preferred Stock			(111.1)
Net Income Applicable to Common Stock	603.6	669.5	753.1
Less: Earnings Allocated to Participating Securities	7.1	5.6	5.3
Earnings Allocated to Common Shares Outstanding	596.5	663.9	747.8
Basic Net Income Per Common Share	$ 2.47	$ 2.74	$ 3.18
DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Plus Stock Option Dilution	410,074	473,755	904,150
Average Common and Potential Common Shares	241,811,384	242,502,531	236,416,029
Earnings Allocated to Common and Potential Common Shares	$ 596.5	$ 663.9	$ 747.8
Diluted Net Income Per Common Share	$ 2.47	$ 2.74	$ 3.16

Net Income Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents not included in the computation of diluted earnings per share because their inclusion would have been antidilutive	13,240,787	8,392,686	7,146,701

Components of Net Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans and Leases	$ 938.7	$ 932.6	$ 942.2
Securities - Taxable	223.6	186	208.4
- Non-Taxable	25	29.5	33.5
Interest-Bearing Deposits with Banks	192.8	134.6	209.6
Federal Reserve Deposits and Other	28.5	14	12.3
Total Interest Income	1,408.6	1,296.7	1,406
Interest Expense
Deposits	230	201	207
Federal Funds Purchased	1.9	4.8	5.7
Securities Sold under Agreements to Repurchase	0.7	1	1.1
Other Borrowings	5.5	5.4	4.2
Senior Notes	64.4	48.6	44
Long-Term Debt	94.6	114.8	139.9
Floating Rate Capital Debt	2.4	2.4	4.3
Total Interest Expense	399.5	378	406.2
Net Interest Income	$ 1,009.1	$ 918.7	$ 999.8

Components of Other Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Other Operating Income [Line Items]
Loan Service Fees	$ 68.9	$ 60.3	$ 52.1
Banking Service Fees	54.9	57.3	53.1
Other Income	34.3	28.7	31.6
Total Other Operating Income	$ 158.1	$ 146.3	$ 136.8

Components of Other Operating Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Business Promotion	$ 82.1	$ 81	$ 66.6
FDIC Insurance Premiums	29.3	33.9	54.1
Staff Related	37.6	37.4	31.3
Other Intangibles Amortization	17.5	14.4	16.2
Capital Support Agreements			(109.3)
Other Expenses	100.6	103.3	77.4
Total Other Operating Expense	$ 267.1	$ 270	$ 136.3

Restructuring, Acquisition and Integration Related Charges - Additional Information (Detail) (Restructuring Acquisition and Integration Charges, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restructuring Acquisition and Integration Charges
Restructuring Acquisition and Integration Charges [Line Items]
Restructuring, acquisition and integration charges	$ 91.6
Restructuring, acquisition and integration charges net of tax	$ 59.8

Amounts and Associated Expense Categories of Charges Recorded (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Acquisition and Integration Charges [Line Items]
Compensation	$ 1,267.2	$ 1,108	$ 1,099.7
Employee Benefits	258.2	237.6	242.1
Outside Services	552.8	460.4	424.5
Equipment and Software	328.1	287.1	261.1
Occupancy	180.9	167.8	170.8
Other Operating Expense	267.1	270	136.3
Restructuring Acquisition and Integration Charges
Restructuring Acquisition and Integration Charges [Line Items]
Compensation	50.2
Employee Benefits	4.3
Outside Services	16.8
Equipment and Software	10.9
Occupancy	6.4
Other Operating Expense	3
Total Charges	$ 91.6

Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35% (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at Statutory Rate	$ 309.3	$ 346.4	$ 439.3
Tax Exempt Income	(9.9)	(10.8)	(11.9)
Leveraged Lease Adjustments	(4.7)	(0.8)	(4.8)
Foreign Tax Rate Differential	(21.3)	(20.1)	(20.9)
State Taxes, net	22.8	17.3	9.8
Other	(16.1)	(11.7)	(20.5)
Provision for Income Taxes	$ 280.1	$ 320.3	$ 391

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Unrecognized tax benefit	$ 17.8	$ 89.9	$ 88.9
Increase in net income from recognition of unrecognized tax benefits	14.5	22.6
Interest and penalties, net of tax, included in the provision for income taxes	(1.2)	0.4	1.9
Liability for the potential payment of interest and penalties	9.1	27.1
Earnings of certain non-U.S. subsidiaries indefinitely reinvested	105.9	102.8	103.5
Approximated cumulative amount of undistributed pre-tax earnings in subsidiaries	677.5
Additional deferred tax liability if Northern Trust had not elected to indefinitely reinvest foreign earnings	154.5
Leveraged Lease Obligations
Income Taxes [Line Items]
Unrecognized tax benefit		66.7
Leveraged Lease Obligations | Interest Income
Income Taxes [Line Items]
Application of new tax estimates	(7)	0.9	(1.1)
Leveraged Lease Obligations | Income Tax Expense Benefit
Income Taxes [Line Items]
Application of new tax estimates	4.7	0.8	(1.5)
Unrecognized Tax Benefit Other
Income Taxes [Line Items]
Increase (decrease) in unrecognized tax benefits	(5.4)
Unrecognized tax benefit	$ 17.8

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Beginning Balance	$ 89.9	$ 88.9
Additions for Tax Positions Taken in Current Year		0.2
Additions for Tax Positions Taken in Prior Years	2.2	7.1
Reductions for Tax Positions Taken in Prior Years	(5.2)	(6)
Reductions Resulting from Expiration of Statutes	(0.9)	(0.3)
Reductions Resulting from Settlements with Taxing Authorities	(68.2)
Ending Balance	$ 17.8	$ 89.9

Components of Consolidated Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Tax Provision:
Federal	$ 113.6	$ 220	$ 124.6
State	15.1	21.8	(7.1)
Non-U.S.	54.2	66.4	89.7
Total	182.9	308.2	207.2
Deferred Tax Provision:
Federal	84	6.2	162.9
State	11.3	5.2	24.1
Non-U.S.	1.9	0.7	(3.2)
Total	97.2	12.1	183.8
Provision for Income Taxes	$ 280.1	$ 320.3	$ 391

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$ 0.6	$ (1.2)	$ (4.2)
Tax Effect of Other Comprehensive Income	$ (5.2)	$ 60	$ 64.7

Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Liabilities:
Lease Financing	$ 398.2	$ 382.4	$ 404.6
Software Development	254.9	197.2	180.8
Accumulated Depreciation	48.6	40.7	16.1
Compensation and Benefits	7.1	23.3	9.7
State Taxes, net	52.4	41.7	34.2
Other Liabilities	137.6	41.1	37.1
Gross Deferred Tax Liabilities	898.8	726.4	682.5
Deferred Tax Assets:
Allowance for Credit Losses	114.5	124.7	118.5
Visa Indemnification		8.1	19.7
Other Assets	150	51.3	74.1
Gross Deferred Tax Assets	264.5	184.1	212.3
Valuation Reserve
Deferred Tax Assets, net of Valuation Reserve	264.5	184.1	212.3
Net Deferred Tax Liabilities	$ 634.3	$ 542.3	$ 470.2

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced	$ 7,700,000
Estimated contribution defined contribution plans	39,300,000	46,500,000	47,000,000
Defined Benefit Postretirement Health Coverage
Defined Benefit Plan Disclosure [Line Items]
Services attained by employees for eligibility, years	15 years
Services attained by employees for eligibility, retiring age	55
Defined Benefit Postretirement Health Coverage | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Cost of benefit no longer subsidized by the company, age	40
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	1,094,100,000	982,100,000	821,900,000
Prior service costs, amortization period (years)	10 years
Expected long-term rate of return on plan assets	8.00%
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.75%	5.50%
United States Pension Plans of US Entity, Defined Benefit | Derivative Financial Instruments, Assets
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	0	0
United States Pension Plans of US Entity, Defined Benefit | Qualified Defined Benefit Pension Plans | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	0
United States Pension Plans of US Entity, Defined Benefit | Qualified Defined Benefit Pension Plans | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	175,000,000
United States Pension Plans of US Entity, Defined Benefit | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	393,400,000	406,900,000
Equity target allocation of plan assets	40.00%
United States Pension Plans of US Entity, Defined Benefit | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	174,700,000	210,500,000
Equity target allocation of plan assets	21.00%
United States Pension Plans of US Entity, Defined Benefit | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Debt target allocation of plan assets	21.00%
United States Pension Plans of US Entity, Defined Benefit | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	45,500,000	33,500,000
United States Pension Plans of US Entity, Defined Benefit | Private Equity Funds | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	20.00%
United States Pension Plans of US Entity, Defined Benefit | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	29,200,000	29,700,000
United States Pension Plans of US Entity, Defined Benefit | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	38,100,000	41,600,000
United States Pension Plans of US Entity, Defined Benefit | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	34,300,000	39,300,000
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Other target allocation of plan assets	18.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Other target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Real Estate target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Other target allocation of plan assets	3.00%
Supplemental Employee Retirement Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Prior service costs, amortization period (years)	9 years
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.75%	5.50%
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of net loss	41,100,000
Expected amortization of prior service cost (credit)	100,000
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of net loss	1,100,000
Expected amortization of prior service cost (credit)	5,000,000
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.75%	5.50%
Ultimate health care rate	5.00%
Other Postretirement Benefit Plans, Defined Benefit | Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.50%
Year in which ultimate trend rate will be reached	2018
Other Postretirement Benefit Plans, Defined Benefit | Prescription Drug Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	9.00%
Year in which ultimate trend rate will be reached	2019
Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	$ 71,400,000	$ 65,900,000

Plan Status of U.S. Plan, Non-U.S. Plans, and Supplemental Plan (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 797,600,000	$ 659,000,000
Projected Benefit	904,600,000	762,900,000	642,000,000
Plan Assets at Fair Value	1,094,100,000	982,100,000	821,900,000
Funded Status at end of period	189,500,000	219,200,000
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%
Rate of Increase in Compensation Level	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	127,100,000	116,100,000
Projected Benefit	127,100,000	116,100,000	134,400,000
Plan Assets at Fair Value	123,300,000	122,200,000	113,700,000
Funded Status at end of period	(3,800,000)	6,100,000
Weighted-Average Assumptions:
Discount Rates	5.02%	5.58%
Expected Long-Term Rate of Return on Assets	5.28%	6.27%
Supplemental Employee Retirement Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	89,900,000	79,600,000
Projected Benefit	100,300,000	86,900,000	85,900,000
Funded Status at end of period	$ (100,300,000)	$ (86,900,000)
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%
Rate of Increase in Compensation Level	4.02%	4.02%

Amounts Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	$ 490.4	$ 382.1
Prior Service Cost	(4.4)	6.5
Gross Amount in Accumulated Other Comprehensive Income	486	388.6
Income Tax Effect	183.1	142.6
Net Amount in Accumulated Other Comprehensive Income	302.9	246
Foreign Pension Plans, Defined Benefit
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	24.8	16.3
Gross Amount in Accumulated Other Comprehensive Income	24.8	16.3
Income Tax Effect	3.7	2.8
Net Amount in Accumulated Other Comprehensive Income	21.1	13.5
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	66.4	56.5
Prior Service Cost	2.7	1.3
Gross Amount in Accumulated Other Comprehensive Income	69.1	57.8
Income Tax Effect	26	21.1
Net Amount in Accumulated Other Comprehensive Income	$ 43.1	$ 36.7

Net Periodic Pension Expense of U.S. Plan, Non-U.S. Plans, and Supplemental Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit plan Net periodic benefit cost
Service Cost	$ 42.8	$ 37.9	$ 33.1
Interest Cost	40.8	36.9	33.4
Expected Return on Plan Assets	(78.8)	(73.2)	(59.7)
Amortization:
Net Loss	26	20	12.2
Prior Service Cost	1.6	1.6	1.2
Net Periodic Pension Expense (Benefit)	32.4	23.2	20.2
Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Defined Benefit plan Net periodic benefit cost
Service Cost		1.8	3.8
Interest Cost	6.5	6.9	6.7
Expected Return on Plan Assets	(8.3)	(8.3)	(8.1)
Gain on Plan Curtailment		(2.2)
Amortization:
Net Loss	0.2	0.5	1.3
Net Periodic Pension Expense (Benefit)	(1.6)	(1.3)	3.7
Weighted-Average Assumptions:
Discount Rates	5.58%	6.05%	5.80%
Rate of Increase in Compensation Level		4.31%	4.15%
Expected Long-Term Rate of Return on Assets	6.27%	6.60%	6.66%
Supplemental Employee Retirement Plans, Defined Benefit
Defined Benefit plan Net periodic benefit cost
Service Cost	3.2	3.2	2.6
Interest Cost	4.4	4.8	3.9
Amortization:
Net Loss	5.6	6	3.9
Prior Service Cost	0.4	0.1	(0.1)
Net Periodic Pension Expense (Benefit)	$ 13.6	$ 14.1	$ 10.3
Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%

Change in Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	$ 762.9	$ 642
Service Cost	42.8	37.9	33.1
Interest Cost	40.8	36.9	33.4
Actuarial Loss (Gain)	108.8	80.7
Benefits Paid	(41.3)	(34.6)
Plan Amendment	(9.4)
Ending Balance	904.6	762.9	642
Foreign Pension Plans, Defined Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	116.1	134.4
Service Cost		1.8	3.8
Interest Cost	6.5	6.9	6.7
Actuarial Loss (Gain)	8	(2.1)
Plan Curtailment		(11.4)
Benefits Paid	(2.5)	(5.9)
Foreign Exchange Rate Changes	(1)	(7.6)
Ending Balance	127.1	116.1	134.4
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	86.9	85.9
Service Cost	3.2	3.2	2.6
Interest Cost	4.4	4.8	3.9
Actuarial Loss (Gain)	15.4	5
Benefits Paid	(11.3)	(12)
Plan Amendment	1.7
Ending Balance	$ 100.3	$ 86.9	$ 85.9

Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2012	$ 65.6
2013	71.1
2014	71.7
2015	75.6
2016	78.2
2017-2021	400.5
Foreign Pension Plans, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2012	1.9
2013	2
2014	2.2
2015	2.6
2016	2.8
2017-2021	17.5
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2012	12.5
2013	11.6
2014	9.1
2015	9
2016	9.1
2017-2021	$ 48.5

Change in Plan Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Fair Value at beginning of year	$ 982,100,000	$ 821,900,000
Actual Return on Assets	53,300,000	126,800,000
Employer Contributions	100,000,000	68,000,000
Benefits Paid	(41,300,000)	(34,600,000)
Fair Value at end of year	1,094,100,000	982,100,000
Foreign Pension Plans, Defined Benefit
Fair Value at beginning of year	122,200,000	113,700,000
Actual Return on Assets	4,500,000	9,300,000
Employer Contributions		10,400,000
Benefits Paid	(2,500,000)	(5,900,000)
Foreign Exchange Rate Changes	(900,000)	(5,300,000)
Fair Value at end of year	$ 123,300,000	$ 122,200,000

Fair Values of U.S. Pension Plan Assets, by Major Asset Category, and Their Level within Fair Value Hierarchy (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	$ 1,094,100,000	$ 982,100,000	$ 821,900,000
U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	393,400,000	406,900,000
Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	174,700,000	210,500,000
Fixed Income - U.S. Government
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	292,100,000	207,800,000
Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	45,500,000	33,500,000
Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	29,200,000	29,700,000
Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	38,100,000	41,600,000
Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	34,300,000	39,300,000
Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	86,800,000	12,800,000
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	456,500,000	407,200,000
Fair Value, Inputs, Level 1 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	195,700,000	185,200,000
Fair Value, Inputs, Level 1 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	139,700,000	169,900,000
Fair Value, Inputs, Level 1 | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	34,300,000	39,300,000
Fair Value, Inputs, Level 1 | Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	86,800,000	12,800,000
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	562,900,000	511,700,000
Fair Value, Inputs, Level 2 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	197,700,000	221,700,000
Fair Value, Inputs, Level 2 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	35,000,000	40,600,000
Fair Value, Inputs, Level 2 | Fixed Income - U.S. Government
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	292,100,000	207,800,000
Fair Value, Inputs, Level 2 | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	38,100,000	41,600,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	74,700,000	63,200,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	45,500,000	33,500,000	28,800,000
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	$ 29,200,000	$ 29,700,000	$ 28,700,000

Changes in Level 3 U.S. Pension Plan Assets (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	$ 982,100,000	$ 821,900,000
Actual Return on Plan Assets	53,300,000	126,800,000
Fair Value at end of year	1,094,100,000	982,100,000
Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	45,500,000	33,500,000
Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	29,200,000	29,700,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	74,700,000	63,200,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	33,500,000	28,800,000
Actual Return on Plan Assets	7,800,000	2,900,000
Purchases	7,000,000	4,500,000
Sales	(2,800,000)	(2,700,000)
Settlements
Fair Value at end of year	45,500,000	33,500,000
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	29,700,000	28,700,000
Actual Return on Plan Assets	(500,000)	1,000,000
Settlements
Fair Value at end of year	$ 29,200,000	$ 29,700,000

Postretirement Health Care Plan Status (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	$ 54.5	$ 51.3	$ 49.9
Retirees and Dependents
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	31.8	29.4
Actives Eligible for Benefits
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	22.7	14.9
Actives Not Yet Eligible
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability		$ 7

Postretirement Health Care Amounts Included in Accumulated Other Comprehensive Income (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit
Net Actuarial Loss	$ 10.9	$ 13
Prior Service Benefit	(8)	(13)
Gross Amount in Accumulated Other Comprehensive Income	2.9
Income Tax Effect	1.1
Net Amount in Accumulated Other Comprehensive Income	$ 1.8

Postretirement Health Care Net Periodic Postretirement Benefit Expense (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 0.4	$ 0.8	$ 1.7
Interest Cost	2.8	2.8	3.7
Amortization
Net Loss	1.6	2	0.5
Transition Obligation			0.5
Prior Service Benefit	(5.2)	(5.2)	(0.1)
Net Periodic Pension Expense (Benefit)	$ (0.4)	$ 0.4	$ 6.3

Postretirement Health Care Change in Accumulated Postretirement Benefit Obligation (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefit Plans, Defined Benefit
Beginning Balance	$ 51.3	$ 49.9
Service Cost	0.4	0.8	1.7
Interest Cost	2.8	2.8	3.7
Actuarial Loss (Gain)	(0.2)	(0.6)
Gross Benefits Paid	(0.4)	(2.1)
Medicare Subsidy	0.6	0.5
Plan Change
Ending Balance	$ 54.5	$ 51.3	$ 49.9

Postretirement Health Care Estimated Future Benefit Payments (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined Benefit Postretirement Health Coverage
Schedule of Other Postretirement Benefits Expected Benefit Payments[Line Items]
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2012	$ 3.7
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2013	4.2
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2014	4.5
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2015	4.6
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2016	4.7
TOTAL POSTRETIREMENT MEDICAL BENEFITS 2017-2021	22.4
Medicare Part D Subsidy
Schedule of Other Postretirement Benefits Expected Benefit Payments[Line Items]
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2012	(0.6)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2013	(0.7)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2014	(0.8)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2015	(0.9)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2016	(1)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2017-2021	$ (5)

Health Care Cost Trend Rate Assumption Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Health Care Cost Trend Rates Assumptions [Line Items]
Effect on Postretirement Benefit Obligation - 1 Percentage Point Increase	$ 2.2
Effect on Total Service and Interest Cost Components - 1 Percentage Point Increase	0.1
Effect on Postretirement Benefit Obligation - 1 Percentage Point Decrease	(2.5)
Effect on Total Service and Interest Cost Components - 1 Percentage Point Decrease	$ (0.1)

Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 70.3	$ 52.7	$ 25.4
Tax Benefits Recognized	26.5	19.3	9.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	34.1	27.6	27.9
Stock and Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	36.2	25.1	19.7
Performance-Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense			$ (22.2)

Share-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested share-based compensation	$ 122.5
Weighted average period of recognition of unvested share-based compensation (in years)	3
Shares of common stock authorized for issuance under the Plan	40,000,000
Shares available for future grant under the Plan	12,423,266
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair value for options to purchase common stock on the date the options are granted	100.00%
Stock Options | Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option maximum term (in years)	10 years
Options vest and become exercisable after the date of grant (in years)	4 years
Stock Options | Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest and become exercisable after the date of grant (in years)	1 year
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting description	The stock units granted in 2011 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date.
Number of stock units granted	995,176	1,223,539	646,549
Stock units weighted average grant date fair value	$ 50.79	$ 50.67	$ 56.07
Fair value of shares vested	7.1	19.1	25.6
Restricted Stock Units | Third Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Restricted Stock Units | Fourth Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Non Employee Directors, Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total value of stock awards granted	$ 1.1	$ 1.1
Number of stock units granted	22,188	21,131

Weighted-Average Assumptions Used for Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Stock Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Term (in Years)	7.7	7.4	6.8
Dividend Yield	4.56%	4.38%	3.51%
Expected Volatility	43.20%	41.50%	40.70%
Risk Free Interest Rate	2.94%	2.64%	2.46%

Information Pertaining to Stock Options Granted, Vested, and Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$ 15.26	$ 14.45	$ 16.94
Grant-Date Fair Value of Stock Options Vested	$ 27.9	$ 26.7	$ 18.4
Stock Options Exercised:
Intrinsic Value as of Exercise Date	1.5	5	11.3
Cash Received	5.4	16.9	38.9
Tax Deduction Benefits Realized	$ 0.5	$ 1.7	$ 3.6

Changes in Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Granted	$ 15.26	$ 14.45	$ 16.94
Unvested Options
SHARES
Nonvested stock options outstanding,at beginning of the year	4,735,065
Granted	2,380,933
Vested	(1,713,989)
Foreited or Cancelled	(53,662)
Nonvested stock options outstanding,at the end of the year	5,348,347
WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Nonvested stock options weighted average grant-date fair value,at beginning of the year	$ 15.89
Granted	$ 15.26
Vested	$ 16.3
Foreited or Cancelled	$ 15.43
Nonvested stock options weighted average grant-date fair value,at the end of the year	$ 15.48

Status of Stock Options Under Plan and 1992 Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHARES
Exercised	(149,385)	(419,846)	(938,249)
Stock options under the Plan and the 1992 Plan
SHARES
Nonvested stock options outstanding,at beginning of the year	16,407,354
Granted	2,380,933
Exercised	(149,385)
Forfeited, Expired or Cancelled	(1,637,487)
Nonvested stock options outstanding,at the end of the year	17,001,415
Options Exercisable, at the end of year	11,653,068
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE
Beginning Balance	53.78
Granted	51.73
Exercised	38.66
Forfeited, Expired or Cancelled	66.65
Ending Balance	52.39
Options Exercisable, at the end of year	51.8
WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)
Options Outstanding, at the end of year	5
Options Exercisable, at the end of year	3.5
AGGREGATE INTRINSIC VALUE
Options Outstanding, at the end of year	9.1
Options Exercisable, at the end of year	9

Status of Outstanding Stock and Stock Unit Awards under Plan and 1992 Plan (Detail) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units
NUMBER
Stock and Stock Unit Awards Outstanding, at beginning of the year	2,144,510
Granted	995,176
Distributed	(179,812)
Forfeited	(45,309)
Stock and Stock Unit Awards Outstanding, at the end of the year	2,914,565
Units Convertible, at the end of the year	105,498
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at beginning of the year	$ 118.8
Stock and Stock Unit Awards Outstanding, at the end of year	115.6
Units Convertible, at the end of year	$ 4.2

Summary of Nonvested Stock and Stock Unit Awards (Detail) (Stock and Stock Unit Awards, USD $)	12 Months Ended
Dec. 31, 2011 Year
Stock and Stock Unit Awards
NUMBER
Beginning Balance	2,038,244
Granted	995,176
Vested	(179,044)
Forfeited	(45,309)
Ending Balance	2,809,067
WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT
Nonvested at beginning of the year	$ 54.41
Granted	$ 50.79
Vested	$ 66.81
Forfeited	$ 54.99
Nonvested at the end of year	$ 52.33
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at beginning of the year	2.7
Nonvested at the end of year	2.4

Cash-Based Compensation Plans - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Based Compensation Plan Expense [Line Items]
Cash based compensation expense	$ 176.7	$ 168.4	$ 168.9

Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Commitments and Contingencies Disclosure [Line Items]
Possible loss in future periods in excess of accrual	$ 32
Gain on redemption of Visa common stock				167.9
Remaining Visa shares held by Northern Trust, original cost basis				0
Visa indemnified litigation benefit (charges) recorded	23.1	33	17.8	76.1	(150)
Fair value of net Visa indemnification liability		23.1
Fair value of contingent consideration	$ 56.8

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
This amount represents additional cash collateral received from derivative counterparties not offset against derivative assets and liabilities	$ 72.3	$ 9.9
This amount represents additional cash collateral deposited with derivative counterparties not offset against derivative assets and liabilities	47.8	0.5
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position	200	3,300
Collateral deposited with derivative counterparties for derivatives instruments with credit-risk-related contingent features that are in a liability position	100	2,900
Termination payments that could have been required for derivative instruments with credit-risk-related contingent features	121.6	387.1
Sterling denominated debt designated as hedges of foreign exchange risk	241.2	241.8
Maximum length of time being hedged for exposure to variability in future cash flows of forecasted foreign currency denominated transactions	Twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.
Maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged	23 months
Net foreign exchange contract losses reclassified from AOCI	0	6.3
Estimated net gain (loss) to be reclassified into earnings within the next twelve months relating to cash flow hedges	(10.3)
Derivative Financial Instruments, Assets
Derivative [Line Items]
Derivative assets recorded on the consolidated balance sheet, reduced as a result of master netting agreements	2,023.6	1,818.2
Reduction in derivative assets (liabilities) due to cash collateral received from (deposited with) derivative counterparties	220.1	2,622.3
Derivative Financial Instruments, Liabilities
Derivative [Line Items]
Derivative liabilities recorded on the consolidated balance sheet, reduced as a result of master netting agreements	2,023.6	1,818.2
Reduction in derivative assets (liabilities) due to cash collateral received from (deposited with) derivative counterparties	257.4	2,962.2
Client Related and Trading
Derivative [Line Items]
Percentage of derivatives outstanding related to client-related and trading activities	97.00%	97.00%
Changes recorded in the fair value of the hedged items in a fair value hedge	0.3	0.2
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness for fair value hedges of available for sale investment securities, senior notes, or subordinated debt	$ 0.9	$ 0.1	$ 0

Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
NOTIONAL VALUE	$ 244,572.2	$ 246,434.9
ASSET FAIR VALUE	3,250.8	5,899.2
LIABILITY FAIR VALUE	3,144.4	5,878.4
Foreign Exchange Contracts
Derivative [Line Items]
NOTIONAL VALUE	239,901.3	242,007.1
ASSET FAIR VALUE	3,062.1	5,747.9
LIABILITY FAIR VALUE	2,959.8	5,729.9
Interest Rate Option Contracts
Derivative [Line Items]
NOTIONAL VALUE	100.5	126.1
ASSET FAIR VALUE		0.1
LIABILITY FAIR VALUE		0.1
Interest Rate Swap Contracts
Derivative [Line Items]
NOTIONAL VALUE	4,570.4	4,301.7
ASSET FAIR VALUE	188.7	151.2
LIABILITY FAIR VALUE	$ 184.6	$ 148.4

Gains and Losses Recorded in Consolidated Statement of Income Related to Client Related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
AMOUNT OF DERIVATIVE GAIN/(LOSS)RECOGNIZED IN INCOME	$ 330.4	$ 391.5
Foreign Exchange Contracts | Foreign Exchange Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
AMOUNT OF DERIVATIVE GAIN/(LOSS)RECOGNIZED IN INCOME	324.5	382.2
Interest Rate Swap Contracts | Security Commissions and Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
AMOUNT OF DERIVATIVE GAIN/(LOSS)RECOGNIZED IN INCOME	$ 5.9	$ 9.3

Types and Classifications of Derivative Instruments Designated as Hedges (Detail) (Asset And Liability Management, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
NOTIONAL VALUE	$ 5,759.6	$ 4,285.4
ASSET FAIR VALUE	171	166.9
LIABILITY FAIR VALUE	76	48.5
FAIR VALUE HEDGES | Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts
Derivative [Line Items]
NOTIONAL VALUE	1,100	1,100
ASSET FAIR VALUE	147	129.8
LIABILITY FAIR VALUE	0.5	0.4
FAIR VALUE HEDGES | Available for Sale Investment Securities | Interest Rate Swap Contracts
Derivative [Line Items]
NOTIONAL VALUE	2,172	860
ASSET FAIR VALUE	2.6	4.8
LIABILITY FAIR VALUE	46.8	14.9
CASH FLOW HEDGES | Forecasted Foreign Currency Denominated Transactions | Foreign Exchange Contracts
Derivative [Line Items]
NOTIONAL VALUE	932.9	935.3
ASSET FAIR VALUE	9.4	19.3
LIABILITY FAIR VALUE	27.2	15.2
NET INVESTMENT HEDGES | Net Investments in Non-U.S. Affiliates | Foreign Exchange Contracts
Derivative [Line Items]
NOTIONAL VALUE	1,554.7	1,390.1
ASSET FAIR VALUE	12	13
LIABILITY FAIR VALUE	$ 1.5	$ 18.3

Gains and Losses Recorded in Consolidated Statement of Income related to Fair Value Hedges (Detail) (Asset And Liability Management, FAIR VALUE HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 137.8	$ 65.5
Available for Sale Investment Securities | Interest Rate Swap Contracts | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	(56.6)	(13.3)
Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 194.4	$ 78.8

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings (Detail) (Asset And Liability Management, Foreign Exchange Contracts, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset And Liability Management | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain/(Loss) Recognized in AOCI	$ (23.6)	$ 46.7
Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	0.6	7.2
Other Operating Income	(0.1)	0.2
Interest Income	(1.2)	1.7
Interest Expense	0	0.1
Compensation	3	(8.2)
Employee Benefits	0.9	(2.1)
Equipment and Software Expense	0	(0.1)
Occupancy Expense	0.5	(1.1)
Other Operating Expense	1.9	(4)
Total	$ 5.6	$ (6.3)

Net Investment Hedge Gains and Losses Recognized in AOCI (Detail) (NET INVESTMENT HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ 25.7	$ 60.9
Foreign Exchange Contracts
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	25.2	40.6
Sterling Denominated Subordinated Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	0.5	9.8
Sterling Denominated Senior Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ 0	$ 10.5

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values (Detail) (Nondesignated, USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
NOTIONAL VALUE	$ 335.6	$ 901.8
ASSET FAIR VALUE	4.5	13.1
LIABILITY FAIR VALUE	3.2	20.9
Credit Default Swap Contracts | Commercial Loans and Loan Commitments
Derivative [Line Items]
NOTIONAL VALUE	60.5	149.5
ASSET FAIR VALUE	0.7
LIABILITY FAIR VALUE	0.1	2.8
Forward Contracts | Loan Commitments
Derivative [Line Items]
NOTIONAL VALUE	0	14.3
ASSET FAIR VALUE	0	0.5
LIABILITY FAIR VALUE	0	0.2
Foreign Exchange Contracts | Net Investments in Non-U.S. Affiliates
Derivative [Line Items]
NOTIONAL VALUE	63.5	61.3
ASSET FAIR VALUE	0.4	0.2
LIABILITY FAIR VALUE	0.2	0.8
Foreign Exchange Contracts | Forecasted Foreign Currency Denominated Transactions
Derivative [Line Items]
NOTIONAL VALUE	127.3	616.1
ASSET FAIR VALUE	2.1	12.3
LIABILITY FAIR VALUE	2.6	16.2
Foreign Exchange Contracts | Commercial Loans
Derivative [Line Items]
NOTIONAL VALUE	84.3	60.6
ASSET FAIR VALUE	1.3	0.1
LIABILITY FAIR VALUE	$ 0.3	$ 0.9

Gains and Losses Recorded in Consolidated Statement of Income related to Derivative Instruments Not Formally Designated as Hedges (Detail) (Nondesignated, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ (5.9)	$ (21.1)
Credit Default Swap Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	0.9	(1.7)
Forward Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	0.2	0.3
Foreign Exchange Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ (7)	$ (19.7)

Contractual Amounts of Commitments and Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Commitments to Extend Credit
Commitments and Letters of Credit [Line Items]
Legally Binding Commitments to Extend Credit	$ 28,702.2	[1]	$ 27,229.5	[1]
Standby Letters of Credit
Commitments and Letters of Credit [Line Items]
Commitments and Letters of Credit	4,293.4	[2]	4,344.7	[2]
Commercial Letters of Credit
Commitments and Letters of Credit [Line Items]
Commitments and Letters of Credit	$ 23.4		$ 32.8

[1]	These amounts exclude $.5 billion and $1.6 billion of commitments participated to others at December 31, 2011 and 2010, respectively.
[2]	These amounts include $608.2 million and $602.3 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2011 and 2010, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2011 and 20 months at December 31, 2010.

Contractual Amounts of Commitments and Letters of Credit (Parenthetical) (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Commitments to Extend Credit
Commitments and Letters of Credit [Line Items]
Legally Binding Commitments	$ 500,000,000		$ 1,600,000,000
Standby Letters of Credit
Commitments and Letters of Credit [Line Items]
Letters of Credit	4,293,400,000	[1]	4,344,700,000	[1]
Weighted average maturity of standby letters of credit (in months)	27		20
Secured by Cash Deposits or Participated to Others | Standby Letters of Credit
Commitments and Letters of Credit [Line Items]
Letters of Credit	$ 608,200,000		$ 602,300,000

[1]	These amounts include $608.2 million and $602.3 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2011 and 2010, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2011 and 20 months at December 31, 2010.

Off-Balance Sheet Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Off Balance Sheet Financial Instruments [Line Items]
Minimum collateral maintained against fair value of client securities loaned plus accrued interest	100.00%
Securities loaned and subject to indemnification	$ 74,400	$ 74,900
Estimated credit exposure from clearing activities	$ 80	$ 68

Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Nov. 30, 2011 Investment Funds	Dec. 31, 2011 Investment Funds	Dec. 31, 2009 Investment Funds	Dec. 31, 2011 Tax Credit Structures	Dec. 31, 2010 Tax Credit Structures	Dec. 31, 2011 Leveraged Leasing Transactions	Dec. 31, 2010 Leveraged Leasing Transactions
Variable Interest Entity [Line Items]
Funding of asset's cost via an equity interest							20.00%	20.00%
Funding of asset's cost via third party non recourse debt holders							80.00%	80.00%
Carrying amounts					$ 264,900,000	$ 265,400,000	$ 714,500,000	$ 782,300,000
Liabilities related to unfunded commitments					44,500,000	35,500,000
Purchase of securities at par from three investment funds		90,000,000
Final cash payments	204,800,000			204,800,000
Net assets held by the Funds			16,500,000,000
Reduction of other operating expenses				109,300,000
Pre-tax charge			2,000,000
Maximum exposure			$ 88,400,000	$ 0
Net asset values of the funds				$ 1

Pledged and Restricted Assets - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 27,900,000,000
Available for sale securities, pledged as collateral	1,200,000,000
Fair value of accepted collateral	74,700,000
Amount of securities repledged or sold collateral	0
Average deposits maintained to meet Federal Reserve Bank reserve requirements	429,900,000
US Government Corporations and Agencies Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	21,500,000,000
Obligations of States and Political Subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	460,200,000
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	6,000,000,000
Collateral Requirements
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 4,800,000,000

Restrictions on Subsidiary Dividends and Loans or Advances - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Nov. 22, 2011
Additional amount of dividends that could be declare without regulatory approval	$ 1.26
Regulatory limits on transfer of capital and surplus by a banking subsidiary to the Corporation and certain of its affiliates	10.00%
Regulatory limits on aggregate transfer of capital and surplus by banking subsidiaries to the Corporation	20.00%
Amount of total consolidated assets requirement to submit annual capital plans to the Federal Reserve Board for review according to Dodd-Frank Act		$ 50

Earnings Contribution of Northern Trust's Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	$ 2,169.5		$ 2,081.9		$ 2,083.8
Other	591.3		647.1		703.3
Net Interest Income (FTE)	1,049.3	[1]	957.8	[1]	1,040	[1]
Revenue (FTE)	3,810.1	[1]	3,686.8	[1]	3,827.1	[1]
Provision for Credit Losses	55		160		215
Visa Indemnification Benefits	(23.1)		(33)		(17.8)		(76.1)	150
Noninterest Expense (Excluding Visa Indemnification Benefits)	2,854.3		2,530.9		2,334.5
Income before Income Taxes	923.9	[1]	1,028.9	[1]	1,295.4	[1]
Provision (Benefit) for Income Taxes	320.3	[1]	359.4	[1]	431.2	[1]
Net Income	603.6		669.5		864.2
Average Assets	91,947.9		76,008.2		74,314.2
Corporate and Institutional Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,196.4		1,175.1		1,236.8
Other	485.4		522.7		571.3
Net Interest Income (FTE)	282.5	[1]	271.8	[1]	416	[1]
Revenue (FTE)	1,964.3	[1]	1,969.6	[1]	2,224.1	[1]
Provision for Credit Losses	(20.5)		(16.1)		30.7
Noninterest Expense (Excluding Visa Indemnification Benefits)	1,522.4		1,328.9		1,200.6
Income before Income Taxes	462.4	[1]	656.8	[1]	992.8	[1]
Provision (Benefit) for Income Taxes	168.3	[1]	222.4	[1]	350.8	[1]
Net Income	294.1		434.4		642
Percentage of Consolidated Net Income	49.00%		65.00%		74.00%
Average Assets	47,533.7		38,749.3		38,117.1
Personal Financial Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	973.1		906.8		847
Other	128.5		133.3		138.7
Net Interest Income (FTE)	613.7	[1]	591.8	[1]	538.1	[1]
Revenue (FTE)	1,715.3	[1]	1,631.9	[1]	1,523.8	[1]
Provision for Credit Losses	75.5		176.1		184.3
Noninterest Expense (Excluding Visa Indemnification Benefits)	1,214.9		1,103		1,044.6
Income before Income Taxes	424.9	[1]	352.8	[1]	294.9	[1]
Provision (Benefit) for Income Taxes	168.7	[1]	132.8	[1]	112.4	[1]
Net Income	256.2		220		182.5
Percentage of Consolidated Net Income	42.00%		33.00%		21.00%
Average Assets	23,861.5		23,564.5		24,534.8
Treasury and Other
Segment Reporting Information [Line Items]
Other	(22.6)		(8.9)		(6.7)
Net Interest Income (FTE)	153.1	[1]	94.2	[1]	85.9	[1]
Revenue (FTE)	130.5	[1]	85.3	[1]	79.2	[1]
Visa Indemnification Benefits	(23.1)		(33)		(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	117		99		89.3
Income before Income Taxes	36.6	[1]	19.3	[1]	7.7	[1]
Provision (Benefit) for Income Taxes	(16.7)	[1]	4.2	[1]	(32)	[1]
Net Income	53.3		15.1		39.7
Percentage of Consolidated Net Income	9.00%		2.00%		5.00%
Average Assets	$ 20,552.7		$ 13,694.4		$ 11,662.3

[1]	Stated on an FTE basis. The consolidated figures include $40.2 million, $39.1 million, and $40.2 million, of FTE adjustment for 2011, 2010, and 2009, respectively.

Earnings Contribution of Northern Trust's Business Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Fully taxable equivalent basis adjustments	$ 40.2	$ 39.1	$ 40.2

Business Units and Related Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Visa indemnified litigation benefit (charges) recorded	$ 23.1	$ 33	$ 17.8

Distribution of Total Assets and Operating Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total Assets	$ 100,223.7		$ 83,843.9		$ 82,141.5
Total Revenue	3,769.9	[1]	3,647.7	[1]	3,786.9	[1]
Income Before Income Taxes	883.7		989.8		1,255.2
Net Income	603.6		669.5		864.2
Non - U.S.
Total Assets	28,625.2		24,472.9		19,253.2
Total Revenue	1,084.8	[1]	980.9	[1]	1,086.9	[1]
Income Before Income Taxes	284.4		325.1		445.4
Net Income	199.3		229.3		305.8
U.S.
Total Assets	71,598.5		59,371		62,888.3
Total Revenue	2,685.1	[1]	2,666.8	[1]	2,700	[1]
Income Before Income Taxes	599.3		664.7		809.8
Net Income	$ 404.3		$ 440.2		$ 558.4

[1]	Revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements - Additional Information (Detail) (Lower Limit)	12 Months Ended
Dec. 31, 2011
Lower Limit
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of Consolidated Net Income	10.00%

Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2011 or 2010 Exceeded 10% of the Consolidated Total (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Entities
Total Capital to Risk-Weighted Assets
ACTUAL AMOUNT	$ 8,065	$ 8,036
ACTUAL RATIO	14.20%	15.60%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	5,667	5,147
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	12.50%	13.60%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,400	3,088
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	12.50%	13.60%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,400	3,088
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
Consolidated Entities | Fourth Quarter Average Assets
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	7.30%	8.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,685	3,983
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	7.30%	8.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,685	3,983
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
The Northern Trust Company
Total Capital to Risk-Weighted Assets
ACTUAL AMOUNT	7,763	6,440
ACTUAL RATIO	13.80%	16.20%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	5,631	3,978
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	11.70%	13.30%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,378	2,387
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	11.70%	13.30%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,378	2,387
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
The Northern Trust Company | Fourth Quarter Average Assets
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	6.80%	8.00%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,852	3,323
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	6.80%	8.00%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,852	3,323
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
Northern Trust, NA
Total Capital to Risk-Weighted Assets
ACTUAL AMOUNT		1,461
ACTUAL RATIO		13.90%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		1,050
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		10.00%
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT		1,301
ACTUAL RATIO		12.40%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		630
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT		1,301
ACTUAL RATIO		12.40%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		630
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		6.00%
Northern Trust, NA | Fourth Quarter Average Assets
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT		1,301
ACTUAL RATIO		10.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		602
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		5.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT		1,301
ACTUAL RATIO		10.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		$ 602
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		5.00%

Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash on Deposit with Subsidiary Bank	$ 4,315.3	$ 2,818	$ 2,491.8	$ 2,648.2
Securities	30,999.7	20,830.9
Buildings and Equipment	494.5	504.5
Other Assets	4,068.5	4,339.9
Total Assets	100,223.7	83,843.9	82,141.5
LIABILITIES
Long-Term Debt	2,133.3	2,729.3
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	2,946.4	2,921.8
Total Liabilities	93,106.4	77,013.6
STOCKHOLDERS' EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)
Total Stockholders' Equity	7,117.3	6,830.3	6,312.1
Total Liabilities and Stockholders' Equity	100,223.7	83,843.9
Parent Company
ASSETS
Cash on Deposit with Subsidiary Bank	6.5	6.8	6.5	22.5
Time Deposits with Subsidiary Banks	1,269.2	1,561.2
Securities	97.1	118.2
Buildings and Equipment	3.4	3.4
Other Assets	373.3	339.5
Total Assets	9,832.7	9,295.4
LIABILITIES
Long-Term Debt	2,126.7	1,896.1
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	311.8	292.1
Total Liabilities	2,715.4	2,465.1
STOCKHOLDERS' EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)
Total Stockholders' Equity	7,117.3	6,830.3
Total Liabilities and Stockholders' Equity	9,832.7	9,295.4
Parent Company | Banks Industry
ASSETS
Advances to Wholly-Owned Subsidiaries	1,035	285
Investments in Wholly-Owned Subsidiaries	6,890.6	6,855.1
Parent Company | Nonbank Subsidiaries
ASSETS
Advances to Wholly-Owned Subsidiaries	5	5
Investments in Wholly-Owned Subsidiaries	$ 152.6	$ 121.2

Condensed Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OPERATING INCOME
Total Operating Income	$ 3,769.9	[1]	$ 3,647.7	[1]	$ 3,786.9	[1]
OPERATING EXPENSES
Interest Expense	(399.5)		(378)		(406.2)
Other Operating Expenses	(267.1)		(270)		(136.3)
Benefit (Expense) for Income Taxes	(280.1)		(320.3)		(391)
Net Income	603.6		669.5		864.2
Net Income Applicable to Common Stock	603.6		669.5		753.1
Parent Company
OPERATING INCOME
Intercompany Interest and Other Charges	19.8		11.4		10.1
Interest and Other Income	13.3		6.9		13.7
Total Operating Income	538.2		85.5		459.4
OPERATING EXPENSES
Interest Expense	66.9		50.8		45.7
Other Operating Expenses	12.6		15.4		(93.2)
Total Operating Expenses	79.5		66.2		(47.5)
Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	458.7		19.3		506.9
Benefit (Expense) for Income Taxes	24.8		23		(25)
Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	483.5		42.3		481.9
Net Income	603.6		669.5		864.2
Equity in Undistributed Net Income of Subsidiaries	120.1		620.9		382.2
Net Income Applicable to Common Stock	603.6		669.5		753.1
Parent Company | Banks Industry
OPERATING INCOME
Dividends from Subsidiaries	500				410
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	71		636.9		364.7
Parent Company | Nonbank Subsidiaries
OPERATING INCOME
Dividends from Subsidiaries	5.1		67.2		25.6
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	$ 49.1		$ (9.7)		$ 17.6

[1]	Revenue is comprised of net interest income and noninterest income.

Condensed Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income	$ 603.6	$ 669.5	$ 864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Client Support-Related Charges (Benefit)			(109.3)
Capital Support Agreement Payments			(204.8)
Increase (Decrease) in Accrued Income Taxes	(115.5)	153.5	61.4
Other, net	484.9	142.4	(197.4)
Net Cash Provided by Operating Activities	1,254.3	790.2	1,014.7
INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	(1,345.1)	(2,446.1)	3,815.8
Purchases of Securities - Available for Sale	(33,302.1)	(14,697)	(14,053)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	23,082.9	11,432.5	11,925.9
Other, net	162.8	521.2	(148.4)
Net Cash Provided by (Used in) Investing Activities	(15,388.4)	(1,768)	(1,678.6)
FINANCING ACTIVITIES:
Net Increase in Senior Notes	500	1,142.7	500
Proceeds from Common Stock Issuance			834.1
Redemption of Preferred Stock - Series B			(1,576)
Cash Dividends Paid on Preferred Stock			(46.6)
Repurchase of Warrant to Purchase Common Stock			(87)
Treasury Stock Purchased	(79)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net		1.2	(140.7)
Net Cash Provided by (Used in) Financing Activities	15,803.6	1,145.1	421.2
Increase (Decrease) in Cash and Due from Banks	1,497.3	326.2	(156.4)
Cash and Due from Banks at Beginning of Year	2,818	2,491.8	2,648.2
Cash and Due from Banks at End of Year	4,315.3	2,818	2,491.8
Parent Company
OPERATING ACTIVITIES:
Net Income	603.6	669.5	864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(120.1)	(620.9)	(382.2)
Decrease in Prepaid Expenses	0.2	1.2	2
Client Support-Related Charges (Benefit)			(109.3)
Capital Support Agreement Payments			(204.8)
Increase (Decrease) in Accrued Income Taxes	28.5	61.8	283.6
Other, net	(41.2)	(13.3)	20.4
Net Cash Provided by Operating Activities	471	98.3	473.9
INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	292.1	(77.2)	(268)
Purchases of Securities - Available for Sale	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	105.4	4.7	411.8
Net Increase in Capital Investments in Subsidiaries	(0.5)	(204.8)	(42)
Advances to Wholly-Owned Subsidiaries	(750)
Other, net		(0.9)	(7.9)
Net Cash Provided by (Used in) Investing Activities	(444.4)	(387.9)	93.9
FINANCING ACTIVITIES:
Net Increase in Senior Notes	250	497.2	500
Proceeds from Common Stock Issuance			834.1
Redemption of Preferred Stock - Series B			(1,576)
Cash Dividends Paid on Preferred Stock			(46.6)
Repurchase of Warrant to Purchase Common Stock			(87)
Treasury Stock Purchased	(79)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net	0.1	1.2	23.8
Net Cash Provided by (Used in) Financing Activities	(27)	289.9	(583.8)
Increase (Decrease) in Cash and Due from Banks	(0.4)	0.3	(16)
Cash and Due from Banks at Beginning of Year	6.8	6.5	22.5
Cash and Due from Banks at End of Year	$ 6.5	$ 6.8	$ 6.5